UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	    WASHINGTON, D.C. 20549
		  --------

		 FORM N-CSR
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CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBERS 811-6618

FIRST INVESTORS EQUITY FUNDS
(Exact name of registrant as specified in charter)

95 Wall Street
New York, NY 10005
(Address of principal executive offices)   (Zip code)

Joseph I. Benedek
First Investors Management Company, Inc.
Raritan Plaza I
Edison, NJ 08837-3620
1-732-855-2712
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
1-212-858-8000

DATE OF FISCAL YEAR END:  SEPTEMBER 30, 2006

DATE OF REPORTING PERIOD:  SEPTEMBER 30, 2006

Item 1.  Reports to Stockholders

		The Annual Report to Stockholders follows


[First Investors Logo]

EQUITY FUNDS


TOTAL RETURN

VALUE

BLUE CHIP

GROWTH & INCOME

ALL-CAP GROWTH

MID-CAP OPPORTUNITY

SPECIAL SITUATIONS

FOCUSED EQUITY

GLOBAL

INTERNATIONAL


ANNUAL REPORT
September 30, 2006

Portfolio Managers' Letter
TOTAL RETURN FUND

Dear Investor:

This is the annual report for the First Investors Total Return Fund for the fiscal year ended September 30, 2006. During the period, the Fund's return on a net asset value basis was 6.2% for Class A shares and 5.5% for Class B shares, including dividends of 22.5 cents per share on Class A shares and 12.7 cents per share on Class B shares.

The Fund's strategy remains to allocate its portfolio among stocks, bonds and cash equivalents, with at least 50% in stocks and at least 25% in bonds. Given the solid rise in equity prices during the fiscal year, the Fund benefited from its 64% average allocation to equity investments. The Fund also held, on average, a 32% allocation to fixed income securities and a 4% allocation to cash equivalents.

The performance of the equity portion of the portfolio was helped by stock selection in the technology, consumer discretionary and health care sectors, and overweight positions in the industrials and materials areas. Notable performers included Hewlett Packard, which gained market share versus competitors and rebounded under new leadership; Orient-Express Hotels, which was helped by a resurgence in luxury travel and strong pricing; and Thermo Electron, a designer and maker of instrumentation for data collection and analysis, which benefited from a restructuring program and strong end-market demand.

The Fund continued to be helped by strong merger and acquisitions activity among its equity holdings. During the fiscal year, 13 of our holdings received merger offers, which are either closed or still pending. The most notable contributors were the takeover of Russell Corp. by Berkshire Hathaway, the purchase of thrift institution Independence Community Bank by Sovereign Financial, the takeover of specialty pharmaceutical distributor and generic drug maker ANDRX by Watson Pharmaceuticals and the pending takeover of crafts retailer Michaels Stores by a consortium of private investors.

The Fund continued to employ a multi-cap strategy with respect to its equity investments, and at the end of the reporting period, 54% of the equity portion was invested in large-cap stocks, 21% in mid-cap stocks and 25% in small caps, according to Lipper's market capitalization ranges. While the large- and mid-cap components delivered satisfactory results, stock selection in the small-cap portion detracted from performance.

During the reporting period, the fixed income portion of the Fund was invested on average, approximately 50% in high-grade corporate bonds, 25% in mortgage-backed bonds, 20% in U.S. government agency debt, and 5% in municipal bonds and U.S. Treasury notes. The two smallest allocations -- municipal bonds and Treasury notes --provided the best and worst performance, respectively, among fixed income sectors.


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Portfolio Managers' Letter (continued)
TOTAL RETURN FUND

While corporate bonds in general underperformed the broad bond market, the Fund's corporate bond holdings had relatively short durations (i.e., less interest rate risk), which limited the impact in the Fund of the sector's relatively weak performance.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

\S\ EDWIN D. MISKA

Edwin D. Miska
Director of Equities
First Investors Management
  Company, Inc.

\S\ CLARK D. WAGNER

Clark D. Wagner
Director of Fixed Income
First Investors Management
  Company, Inc.

November 1, 2006

Understanding Your Fund's Expenses
FIRST INVESTORS EQUITY FUNDS

As a mutual fund shareholder, you incur two types of costs: (1) transaction costs, including a sales charge (load) on purchase payments (on Class A shares only), a contingent deferred sales charge on redemptions (on Class B shares only); and (2) ongoing costs, including advisory fees; distribution and service fees (12b-1); and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 in each Fund at the beginning of the period, April 1, 2006, and held for the entire six-month period ended September 30, 2006. The calculations assume that no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Actual Expenses Example:

These amounts help you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To estimate the expenses you paid on your account during this period, simply divide your ending account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period."

Hypothetical Expenses Example:

These amounts provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for Class A and Class B shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transaction costs, such as front-end or contingent deferred sales charges (loads). Therefore, the hypothetical expenses example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Board Considerations of Advisory Contracts and Fees
FIRST INVESTORS EQUITY FUNDS

At a meeting held on May 18, 2006 ("May Meeting"), the Board of Trustees ("Board"), including a majority of the non-interested or independent Trustees (hereinafter, "Trustees"), approved the renewal of the investment advisory agreements (each an "Advisory Agreement") between First Investors Management Company, Inc. ("FIMCO") and each of the following funds (each a "Fund" and collectively the "Funds"): Growth & Income Fund, Total Return Fund, Blue Chip Fund, Value Fund, Mid-Cap Opportunity Fund, Special Situations Fund, All-Cap Growth Fund, Focused Equity Fund and Global Fund. In addition, at the May Meeting, the Board, including a majority of non-interested Trustees, approved the renewal of the sub-advisory agreements (each a "Sub-Advisory Agreement" and collectively the "Sub-Advisory Agreements") between: (1) FIMCO and Wellington Management Company, LLP ("WMC") with respect to the All-Cap Growth Fund, Focused Equity Fund and Global Fund; and (2) FIMCO and Paradigm Capital Management, Inc. ("Paradigm") with respect to the Special Situations Fund. The All-Cap Growth Fund, Focused Equity Fund, Global Fund and Special Situations Fund are collectively referred to as the "Sub-Advised Funds." In reaching its decisions, the Board considered information furnished and discussed throughout the year at regularly scheduled Board meetings as well as information provided specifically in relation to the renewal of the Advisory Agreements and Sub-Advisory Agreements for the May Meeting.

Information furnished at Board meetings throughout the year included FIMCO's analysis of each Fund's investment performance, presentations given by FIMCO's Director of Equities and representatives of WMC and Paradigm and various reports on compliance and other services provided by FIMCO and its affiliates. In preparation for the May Meeting, the independent Trustees requested and received information compiled by Lipper, Inc. ("Lipper"), an independent provider of investment company data, on the investment performance over various time periods and the fees and expenses of each Fund as compared to a comparable group of funds as determined by Lipper ("Peer Group"). Additionally, in response to specific requests from the independent Trustees in connection with the May Meeting, FIMCO furnished, and the Board considered, information concerning aspects of its operations, including: (1) the nature, extent and quality of services provided by FIMCO and its affiliates to the Funds, including investment advisory and administrative services to the Funds; (2) supplemental investment performance information relating to certain Funds;
(3) the actual management fees paid by each Fund to FIMCO; (4) the costs of providing services to each Fund and the profitability of FIMCO and its affiliate, Administrative Data Management Corporation ("ADM"), the Funds' affiliated transfer agent, from the relationship with each Fund and, with respect to the Sub-Advised Funds, the fact that FIMCO pays WMC or Paradigm, as the case may be, a sub-advisory fee for their services to those Funds out of the advisory fee received by FIMCO; and (5) any "fall out" or ancillary benefits accruing to FIMCO or its affiliates as a result of the relationship with each Fund. FIMCO also provided, and the Board considered, an analysis of the overall profitability of the First Investors mutual fund business that included various entities affiliated with FIMCO. In addition to evaluating, among other things, the written information provided by FIMCO, the Board also evaluated the answers to questions posed by the Board to representatives of FIMCO at the May Meeting.

In addition, in response to specific requests from the independent Trustees in connection with the May Meeting, WMC and Paradigm furnished, and the Board reviewed, information concerning aspects of their respective operations, including: (1) the nature, extent and quality of services provided by WMC and Paradigm to the applicable Sub-Advised Funds; (2) the sub-advisory fee rates charged by WMC and Paradigm and a comparison of those fee rates to the fee rates charged by WMC and Paradigm for providing sub-advisory services to other investment companies or accounts, as applicable, with objectives similar to the applicable Sub-Advised Funds;
(3) profitability information provided by WMC and Paradigm; and (4) any "fall out" or ancillary benefits accruing to WMC and Paradigm as a result of the relationship with each applicable Sub-Advised Fund. In addition, WMC provided, and the Board reviewed, a comparison of the fee rates charged by other sub-advisers to investment companies in the same Peer Group as the applicable Sub-Advised Funds managed by WMC.

In considering the information and materials described above, the independent Trustees received assistance from and met separately with independent legal counsel and were provided with a written description of their statutory responsibilities and the legal standards that are applicable to approvals of advisory agreements. Although the Advisory Agreements for all of the Funds and the Sub-Advisory Agreements for the Sub-Advised Funds were considered at the same Board meeting, the Trustees addressed each Fund separately during the May Meeting. In view of the broad scope and variety of factors and information, the Trustees did not find it practicable to, and did not, assign relative weights to the specific factors considered in reaching their conclusions and determinations to approve the continuance of the Advisory Agreements and Sub-Advisory Agreements. Rather, the approval determinations were made on the basis of each Trustee's business judgment after consideration of all of the factors taken in their entirety. Although not meant to be all-inclusive, the following discusses some of the factors relevant to the Board's decisions to approve the continuance of the Advisory Agreements and Sub-Advisory Agreements.

Nature, Extent and Quality of Services

In examining the nature, extent and quality of the services provided by FIMCO, the Board recognized that FIMCO is dedicated to providing investment management

FIRST INVESTORS EQUITY FUNDS

services exclusively to the Funds and the other funds in the First Investors fund complex and that, unlike many other mutual fund managers, FIMCO is not in the business of providing management services to hedge funds, pension funds or separately managed accounts. As a result, the Trustees considered that FIMCO's personnel devote substantially all of their time to serving the funds in the First Investors fund complex.

The Board also recognized that it is FIMCO's philosophy to provide a high level of personal service to the shareholders of the Funds, that FIMCO strives to service the needs of a customer base that includes many investors who have modest incomes and net worths, that the fund complex is small in size relative to many other fund complexes, that many of the individual funds in the First Investors fund complex are small in asset size relative to other funds in the industry, and that the average account size of many of the First Investors funds is small by comparison to the industry averages. The Board also considered management's representations that there are significant costs involved in providing the level of personal service that the First Investors fund complex attempts to deliver to its customers.

The Board noted that FIMCO has undertaken extensive responsibilities as manager of the Funds, including: (1) the provision of investment advice to the Funds; (2) implementing policies and procedures designed to ensure compliance with each Fund's investment objectives and policies; (3) the review of brokerage arrangements; (4) oversight of general portfolio compliance with applicable laws; (5) the provision of certain administrative services to the Funds, including fund accounting; (6) the implementation of Board directives as they relate to the Funds; and (7) evaluating and monitoring sub-advisers. The Trustees noted that under the Advisory Agreements with FIMCO, FIMCO provides not only advisory services but also certain administrative services, such as Fund accounting services, that many other advisers do not provide under their advisory agreements. The Board also noted the steps that FIMCO has taken to encourage strong performance, including making changes to portfolio managers, adding to its in-house research and analytical capabilities, and increasing the potential performance bonus for portfolio managers and analysts.

The Board also considered the nature, extent and quality of the services provided to the Funds by FIMCO's affiliates, including transfer agency and distribution services. The Board took into account the fact that ADM is dedicated to providing transfer agency services exclusively to the Funds and the other funds in the First Investors fund complex. As a result, ADM can tailor its processes and services to satisfy the needs of the Funds' shareholder base. The Board noted that the Funds' shares are distributed primarily through First Investors Corporation ("FIC"), which is an affiliate of FIMCO.

Furthermore, the Board considered the nature, extent and quality of the investment management services provided by WMC and Paradigm to the applicable Sub-Advised Funds. The Trustees considered WMC's and Paradigm's investment management process in managing the applicable Sub-Advised Funds and the experience and capability of their respective personnel responsible for the portfolio management of the applicable Sub-Advised Funds.

Based on the totality of the information considered, the Trustees concluded that the Funds were likely to benefit from the nature, extent and quality of FIMCO's, WMC's and Paradigm's services, as applicable, as well as the services of FIMCO's affiliates, and that FIMCO and its affiliates as well as WMC and Paradigm have the ability to continue to provide these services based on their respective experience, operations and resources.

Investment Performance

The Board placed significant emphasis on the investment performance of each of the Funds. While consideration was given to performance reports and discussions held at prior Board meetings, particular attention was given to the performance information compiled by Lipper as well as the supplemental performance information relating to certain Funds provided by FIMCO for the May Meeting. In particular, the Trustees reviewed the performance of the Funds over the most recent calendar year ("1-year period") and annualized performance over the most recent three calendar year period ("3-year period") and five calendar year period ("5-year period"). In this regard, the Board considered the performance of each Fund on a percentile and quintile basis as compared to its Peer Group. For purposes of the performance data provided by Lipper, the first quintile is defined as 20% of the funds in the applicable Peer Group with the highest performance and the fifth quintile is defined as 20% of the funds in the applicable Peer Group with the lowest performance. In reviewing this data, the Board focused primarily on the 1- and 3-year periods with the greatest weight being on whether a Fund's performance was in the top three quintiles versus the Fund's Peer Group for the 3-year period. On a Fund-by-Fund basis, the performance reports indicated, and the Board noted, that:

* Growth & Income Fund, All-Cap Growth Fund and Global Fund were in the third quintile of their respective Peer Group for both the 1-year period and 3-year period.

* Total Return Fund and Value Fund were in the third quintile of their respective Peer Group for the 1-year period and the second highest quintile for the 3-year period.

* Mid-Cap Opportunity Fund was in the second highest quintile of its Peer Group for both the 1-year period and 3-year period.

FIRST INVESTORS EQUITY FUNDS

With regard to the Special Situations Fund, the performance report showed that the Fund was in the third quintile for the 1-year period and the Board noted that Lipper did not provide performance information for the 3-year period and 5-year period because the Fund's investment objective changed during those periods. The Board considered the fact that Paradigm was retained as sub-adviser for the Special Situations Fund in 2005 at a significant additional cost to FIMCO in an effort to improve the Fund's performance to be a favorable development.

With regard to the Blue Chip Fund, the performance report showed that the Fund was in the fourth quintile of its Peer Group for both the 1-year period and 3-year period. The Board considered the fact that FIMCO assigned a new portfolio manager to the Blue Chip Fund in May of 2005 in an effort to improve the Fund's performance to be a positive development. The Board also considered information provided by FIMCO noting that the Blue Chip Fund was performing slightly ahead of its Peer Group average from January through April 2006. The Board expressed its intention to continue to closely monitor the Fund's performance in concert with FIMCO.

With regard to Focused Equity Fund, the performance report showed that the Fund was in the third quintile of its Peer Group for the 1-year period and the fourth quintile for the 3-year period. Although the Board was encouraged by the Fund's performance over the most recent 1-year period, the Board expressed its intention to continue to closely monitor the Fund's performance in concert with FIMCO.

Fund Expenses, Costs of Services, Economies of Scale and Related Benefits

Management Fees and Expenses. The Board also gave substantial consideration to the fees payable under each Fund's Advisory Agreement as well as under the Sub-Advisory Agreements for the Sub-Advised Funds. The Board reviewed the information compiled by Lipper comparing each Fund's contractual management fee rate (at common asset levels) and actual management fee rate (which included the effect of any fee waivers) as a percentage of average net assets -- these fee rates include advisory and administrative service fees -- to other funds in its Peer Group. In this regard, the Board considered the management fees of each Fund on a quintile basis as compared to its Peer Group. For purposes of the management fee data provided by Lipper, the first quintile is defined as 20% of the funds in the applicable Peer Group with the lowest management fee and the fifth quintile is defined as 20% of the funds in the applicable Peer Group with the highest management fee. In reviewing this data, the Board generally focused on whether a Fund's management fee (actual and contractual) was in the top three quintiles versus the Fund's Peer Group.

Based on the data provided on management fee rates, on a Fund-by-Fund basis, the Board noted that: (1) the contractual management fee rate for each Fund, except the

Value Fund, was in the first three quintiles of its respective Peer Group; and (2) the actual management fee rate (after taking into account any applicable fee waivers) for each Fund, except the Blue Chip Fund, Value Fund and Global Fund, was in the first three quintiles of its respective Peer Group. The Board considered that the fee schedule for each Fund was amended effective January 30, 2006 to incorporate additional "breakpoints" (i.e., reductions in the management fee rate as assets increase), although none of the Funds are currently at an asset level to benefit from such additional breakpoints. Furthermore, with regard to the Blue Chip Fund, Global Fund, Mid-Cap Opportunity Fund and Total Return Fund, the Board considered that the fee schedule for these Funds was amended effective January 30, 2006 to reduce the contractual management fee payable by these Funds.

In considering the sub-advisory fee rates charged by and costs and profitability of WMC and Paradigm with regard to the respective Sub-Advised Funds, the Board noted that FIMCO pays WMC or Paradigm, as the case may be, a sub-advisory fee from its own advisory fee rather than each Fund paying WMC or Paradigm a fee directly. WMC and Paradigm provided, and the Board reviewed, information comparing the fees charged by WMC and Paradigm for services to the respective Sub-Advised Funds versus the fees charged by WMC and Paradigm to other comparable investment companies or accounts, as applicable. In addition, WMC provided, and the Board reviewed, information comparing the fees charged by other sub-advisers to investment companies in the same Peer Group as the Sub-Advised Funds managed by WMC. Based on a review of this information, the Board noted that the fees charged by WMC and Paradigm, as the case may be, for services to each applicable Sub-Advised Fund appeared comparable to the fees WMC and Paradigm charge to such other comparable investment companies or accounts. Furthermore, the Board noted that the fees charged by WMC appeared comparable to fees charged by other sub-advisers to investment companies in the same Peer Group as the Sub-Advised Funds managed by WMC.

The Board also reviewed the information compiled by Lipper comparing each Fund's total expense ratio to other funds in its Peer Group, including on a quintile basis. For purposes of the expense ratio data provided by Lipper, the first quintile is defined as 20% of the funds in the applicable Peer Group with the lowest actual total expense ratio and the fifth quintile is defined as 20% of the funds in the applicable Peer Group with the highest actual total expense ratio. The Board noted that the total expense ratio (Class A Shares) for the most recent calendar year, taking into account FIMCO's expense waivers (as applicable), was in the fourth quintile of the respective Peer Group for each Fund except the Blue Chip Fund and Focused Equity Fund, which were in the fifth quintile of their respective Peer Group. The Board took

FIRST INVESTORS EQUITY FUNDS

into account management's explanation that the Funds' total operating expense ratios were impacted by their relatively small average account size and the fact that a significant percentage of shareholders hold their shares in retirement accounts. Furthermore, the Board recognized management's ongoing efforts to reduce Fund expenses and encouraged management to continue to seek additional ways to reduce Fund expenses.

The foregoing comparisons assisted the Trustees by providing them with a basis for evaluating each Fund's management fee and expense ratio on a relative basis.

Profitability. The Board reviewed the materials it received from FIMCO regarding its revenues and costs in providing investment management and certain administrative services to the Funds. In particular, the Board considered the detailed analysis of FIMCO's profitability with respect to each Fund, calculated for the year ended December 31, 2005, as well as profitability information relating to the past five calendar years. The Board also considered FIMCO's expectation that there are a number of significant regulatory changes on the horizon that may impose additional responsibilities and costs on FIMCO and its affiliates in the upcoming year. In reviewing the profitability information, the Trustees also considered the "fall-out" or ancillary benefits that may accrue to FIMCO and its affiliates as a result of their relationship with the Funds, which are discussed below. The Trustees acknowledged that, as a business matter, FIMCO was entitled to earn reasonable profits for its services to the Funds.

Economies of Scale. With respect to whether economies of scale are realized by FIMCO as a Fund's assets increase and the extent to which any economies of scale are reflected in the level of management fee rates charged, the Board considered that the Advisory Agreement fee schedule for each Fund includes breakpoints to account for management economies of scale. The Board noted that the Growth & Income Fund, Total Return Fund, Blue Chip Fund, Value Fund, Mid-Cap Opportunity Fund and Special Situations Fund have each reached an asset size at which the Fund and its shareholders are benefiting from reduced management fee rates due to breakpoints in their respective fee schedules. With regard to the All-Cap Growth Fund, Focused Equity Fund and Global Fund, the Board recognized that, although these Funds have not reached a size at which they can take advantage of the breakpoints contained in their fee schedule, each schedule is structured so that when the assets of these Funds grow, economies of scale may be shared for the benefit of shareholders.

"Fall Out" or Ancillary Benefits. The Board considered the "fall-out" or ancillary benefits that may accrue to FIMCO, WMC and Paradigm as a result of their relationship with the Funds. In that regard, the Board considered the fact that FIMCO and WMC receive proprietary and third-party research from broker-dealers that execute brokerage transactions for the funds in the First Investors fund complex. However, the Board noted that FIMCO and WMC must select brokers based on each Fund's requirements for seeking best execution. The Board also considered that Paradigm will begin executing brokerage transactions for the Special Situations Fund through the use of an affiliated broker-dealer and that this will also provide a source of fall-out benefits to Paradigm. The Board also considered ADM's fees and profitability and the income received by FIC and FIMCO's affiliated bank as a result of FIMCO's management of the First Investors funds. After review of this information, the Board concluded that the benefits accruing to FIMCO and its affiliates as well as WMC and Paradigm by virtue of their relationship to the applicable Funds are fair and reasonable.

After evaluation of the comparative performance, fee and expense information and the profitability, ancillary benefits and other considerations as described above, and in light of the nature, extent and quality of services to be provided by FIMCO, WMC and Paradigm, the Board concluded that the level of fees paid to FIMCO with respect to each Fund, and WMC and Paradigm with respect to each applicable Sub-Advised Fund, is reasonable.

                                 * * *

In summary, based on the various considerations discussed above, the Board determined that approval of the Advisory Agreement with respect to each Fund and the Sub-Advisory Agreement with respect to each Sub-Advised Fund was in the best interests of the applicable Fund. As a result, the Board, including a majority of the independent Trustees, approved each Advisory Agreement and Sub-Advisory Agreement.

FIRST INVESTORS EQUITY FUNDS

Initial Consideration of the Investment Advisory Agreement with FIMCO and the Sub-Advisory Agreement with Vontobel Asset Management, Inc. for the New International Fund

At the May Meeting, the Board, including a majority of the non-interested or independent Trustees, approved: (1) an initial investment advisory agreement between FIMCO and the new International Fund (the "Proposed Advisory Agreement"); and (2) an initial sub-advisory agreement between FIMCO and Vontobel Asset Management, Inc. ("Vontobel") with respect to the new International Fund (the "Proposed Sub-Advisory Agreement").

With respect to the Board's consideration of the Proposed Advisory Agreement, the Trustees received information in advance of the May Meeting from FIMCO, which included: (1) the nature, extent and quality of services to be provided by FIMCO and its affiliates to the International Fund, including investment advisory and administrative services; (2) the level of the advisory fees to be charged to the International Fund and a comparison of those fees to the fees charged by other funds in a peer group comprised of front end load international multi-cap growth funds with up to $500 million in assets (the "International Peer Group") as well as the fees charged by FIMCO to the First Investors Global Fund; and (3) the level of expense reimbursements proposed by FIMCO for the International Fund. In addition to evaluating, among other things, the information provided by FIMCO in advance of the May Meeting, the Board also evaluated the answers to questions posed by the Board to representatives of FIMCO at the May Meeting.

In addition, with respect to the Board's consideration of the Proposed Sub-Advisory Agreement, the Trustees received information in advance of the May Meeting from FIMCO or Vontobel, which included: (1) the nature, extent and quality of services to be provided by Vontobel to the International Fund; (2) Vontobel's experience, reputation, investment management business, personnel and operations; (3) Vontobel's brokerage and trading policies and practices; (4) the level of the sub-advisory fees to be charged by Vontobel and a comparison of those fees to the fees charged by Vontobel to other clients with an investment mandate similar to that of the International Fund; (5) Vontobel's compliance program; (6) Vontobel's historical investment performance record in managing assets utilizing an international equity mandate; and (7) Vontobel's financial condition. In addition, FIMCO discussed with the Board and the Board considered the process by which FIMCO selected and recommended Vontobel as sub-adviser to the International Fund.

In considering the information and materials described above, the independent Trustees received assistance from and met separately with independent legal counsel and were provided with a written description of their statutory responsibilities and the legal standards that are applicable to approvals of advisory agreements. In view of the broad scope and variety of factors and information, the Trustees did not find it practicable to, and did not, assign relative weights to the specific factors considered in reaching their conclusions and determinations to approve the Proposed Advisory Agreement and Proposed Sub-Advisory Agreement. Rather, the approval determinations were made on the basis of each Trustee's business judgment after consideration of all of the factors taken in their entirety. Although not meant to be all-inclusive, the following discusses some of the factors relevant to the Board's decisions to approve the Proposed Advisory Agreement and Proposed Sub-Advisory Agreement.

Nature, Extent and Quality of Services

In examining the nature, extent and quality of the services to be provided by FIMCO, the Board recognized that FIMCO is dedicated to providing investment management services exclusively to the funds in the First Investors fund complex and that, unlike many other mutual fund managers, FIMCO is not in the business of providing management services to hedge funds, pension funds or separately managed accounts. As a result, the Trustees considered that FIMCO's personnel devote substantially all of their time to serving the funds in the First Investors fund complex. The Board noted that FIMCO will undertake extensive responsibilities as manager of the International Fund, including: (1) implementing policies and procedures designed to ensure compliance with the International Fund's investment objectives and policies; (2) the review of brokerage arrangements; (3) oversight of general portfolio compliance with applicable laws; (4) the provision of certain administrative services to the International Fund, including fund accounting; (5) the implementation of future Board directives as they relate to the International Fund; and
(6) evaluating and monitoring sub-adviser(s) to the International Fund.

The Board also considered the nature, extent and quality of the services to be provided to the International Fund by FIMCO's affiliates, including transfer agency and distribution services. The Board took into account the fact that ADM is dedicated to providing transfer agency services exclusively to the funds in the First Investors fund complex. As a result, ADM can tailor its processes and services to satisfy the needs of the International Fund's shareholder base. The Board noted that the International Fund's shares will be distributed primarily through FIC, which is an affiliate of FIMCO.

Furthermore, the Board considered the nature, extent and quality of the investment management services to be provided by Vontobel to the International Fund. The Board considered Vontobel's reputation and its investment process as well as the background and experience of the portfolio management team in implementing

FIRST INVESTORS EQUITY FUNDS

an international equity strategy. The Board noted that Vontobel specializes in investing in international equities, including emerging markets. In addition, the Board considered Vontobel's investment resources, infrastructure and the adequacy of its compliance program.

Based on the totality of the information considered, the Trustees concluded that the nature, extent and quality of the services to be provided by FIMCO and its affiliates as well as Vontobel were appropriate for the International Fund in light of its investment objective, and, thus, supported a decision to approve the Proposed Advisory Agreement and Proposed Sub-Advisory Agreement.

Investment Performance

At the time of the Board's consideration of the Proposed Advisory Agreement and Proposed Sub-Advisory Agreement, the International Fund had not commenced operations and, therefore, there was no information for the Trustees to evaluate regarding FIMCO's and Vontobel's performance in managing the International Fund. However, the Board evaluated Vontobel's historical investment performance record in managing assets utilizing an international equity mandate. In particular, the Board evaluated the performance of the Vontobel International Equity Composite, the Phoenix Foreign Opportunities Fund, the Penn Series International Equity Fund, and the Vontobel Global Value Equity (ex US) Fund for the one-, three-, five- and ten-year periods ended March 31, 2006 versus the Morgan Stanley Capital International EAFE Index. The Board noted that the performance of the Vontobel International Equity Composite, the Phoenix Foreign Opportunities Fund and the Penn Series International Equity Fund was better than the performance of the Morgan Stanley Capital International EAFE Index (Net) for the one-, three-, five- and ten-year periods ended March 31, 2006. The Board noted that the performance of the Vontobel Global Value Equity (ex US) Fund was better than the performance of the Morgan Stanley Capital International EAFE Index (Net) for most of the time periods presented. The Trustees found Vontobel's historical investment performance record in managing assets utilizing an international equity mandate to be favorable.

Fund Expenses

The Board also gave consideration to the fees payable under the International Fund's Proposed Advisory Agreement and Proposed Sub-Advisory Agreement. In evaluating the Proposed Advisory Agreement, the Board reviewed FIMCO's advisory fee schedule and breakpoints for the International Fund. The Board also considered comparisons of the proposed advisory fees to be charged by FIMCO under the Proposed Advisory Agreement versus the fees charged by FIMCO to the First Investors Global

Fund, which invests in foreign securities, as well as fees charged by other funds in the International Peer Group. The Board noted that FIMCO's advisory fees for advising the International Fund under the Proposed Advisory Agreement are identical to the fees that FIMCO charges for advising the First Investors Global Fund and that the contractual management fee to be charged by FIMCO was higher than the median of the management fees charged to funds in the International Peer Group.

In evaluating the Proposed Sub-Advisory Agreement, the Board reviewed Vontobel's sub-advisory fee schedule and breakpoints for the International Fund. The Board also considered comparisons of the proposed sub-advisory fees to be charged by Vontobel under the Proposed Sub-Advisory Agreement versus the fees charged by Vontobel to other clients with a similar investment mandate. The Board noted that Vontobel's fees for sub-advising the International Fund under the Proposed Sub-Advisory Agreement, based on current asset levels of the funds in the First Investors complex to be managed by Vontobel, will be lower than the fees charged by Vontobel for managing its two other U.S. registered investment companies and five series of a Luxembourg investment fund, each of which has a similar investment mandate to the International Fund.

The Board also reviewed information comparing the International Fund's expected total expense ratio for its first fiscal year to other funds in the International Peer Group. The Board noted that the expense ratio for the International Fund is expected to be higher than the median of the expense ratio of funds in the International Peer Group. This is due to the fact that FIMCO expects the Fund to be very small in size for some time and expects the Fund's average account size to be smaller than the average account size of other First Investors equity funds, given the risk profile of the International Fund. The Board noted management's explanation regarding the impact that the Fund's size and its average account size have on the Fund's total expense ratio. Furthermore, the Board noted that FIMCO has contractually agreed to assume certain Fund expenses so that total annual fund operating expenses through the end of the International Fund's first fiscal year do not exceed a specified level for each class of shares of the International Fund.

The foregoing comparisons assisted the Trustees by providing them with a basis for evaluating the International Fund's management fee and expense ratio on a relative basis.

Profitability

Since the advisory relationship between FIMCO and the International Fund, and the sub-advisory relationship between FIMCO, Vontobel and the International Fund, are

FIRST INVESTORS EQUITY FUNDS

new, the Board did not consider the costs of the services to be provided and profitability of FIMCO, Vontobel and their respective affiliates from the relationship with the International Fund. However, the Board noted that FIMCO will pay Vontobel a sub-advisory fee from its own advisory fee rather than the International Fund paying Vontobel a fee directly and that Vontobel's fees for sub-advising the International Fund under the Proposed Sub-Advisory Agreement, based on current asset levels of the funds in the First Investors complex to be managed by Vontobel, will be lower than the fees charged by Vontobel for managing its two other U.S. registered investment companies and five series of a Luxembourg investment fund, each of which has a similar investment mandate to the Fund.

Economies of Scale

With respect to whether economies of scale will be realized by FIMCO as the International Fund's assets increase and the extent to which any economies of scale are reflected in the level of management fee rates charged, the Board considered that the Proposed Advisory Agreement fee schedule for the International Fund includes breakpoints to account for management economies of scale. In addition, the Board considered that the fees paid to Vontobel are paid by FIMCO and not the International Fund. However, the Board noted that FIMCO negotiated breakpoints in Vontobel's fees based on the levels of assets in the International Fund as well as any other funds in the First Investors fund complex managed by Vontobel.

"Fall Out" or Ancillary Benefits

The Board considered the "fall-out" or ancillary benefits that may accrue to FIMCO as a result of its relationship with the International Fund. In that regard, the Board considered the fact that FIMCO receives proprietary and third-party research from broker-dealers that execute brokerage transactions for many of the funds in the First Investors fund complex, which may include the International Fund. The Board also considered that ADM, FIC and other affiliates of FIMCO may receive fees or income as a result of FIMCO's management of the International Fund. The Board also considered the "fall-out" or ancillary benefits that may accrue to Vontobel as a result of the sub-advisory relationship with the International Fund, including greater exposure in the marketplace with respect to the sub-adviser's investment process, expanding the level of assets under management by Vontobel and potentially increased opportunities for soft dollar arrangements. With regard to these arrangements, the Board noted that Vontobel may direct the International Fund's brokerage transactions to certain brokers to obtain research and other services, which may be used in servicing other clients of Vontobel. However, the Board noted that Vontobel must select brokers based on the International Fund's requirements for seeking best execution.

After review of this information, the Trustees concluded that the potential benefits accruing to FIMCO and its affiliates as well as Vontobel by virtue of their relationship with the International Fund are fair and reasonable.

                                 * * *

In summary, based on the various considerations described above, the Trustees, including a majority of the independent Trustees, concluded that the proposed advisory fee and proposed sub-advisory fee are reasonable and that the approval of the Proposed Advisory Agreement and Proposed Sub-Advisory Agreement are in the best interests of the International Fund, and as a result approved the Proposed Advisory Agreement and Proposed Sub-Advisory Agreement.

FIRST INVESTORS EQUITY FUNDS

Consideration of the Amended Sub-Advisory Agreement with Wellington Management Company, LLP ("WMC") for the All-Cap Growth Fund

At a meeting held on August 17, 2006 ("August Meeting"), the Board, including a majority of the non-interested or independent Trustees, approved an amended sub-advisory agreement with WMC with respect to the All-Cap Growth Fund (the "Amended Sub-Advisory Agreement"). WMC requested the Board approve an increase in its sub-advisory fee and the Amended Sub-Advisory Agreement provides for an increase in the sub-advisory fee payable to WMC.

With respect to the Board's consideration of the Amended Sub-Advisory Agreement, the Trustees reviewed information provided by WMC in advance of the August Meeting regarding its request for the proposed sub-advisory fee increase with respect to the All-Cap Growth Fund. Such information included a comparison of the proposed sub-advisory fee rate to the sub-advisory fee rates charged by WMC for providing investment advisory services to other accounts with objectives similar to the All-Cap Growth Fund, as well as fee rates charged by other sub-advisers to certain investment companies in the same Peer Group as the All-Cap Growth Fund. In addition, the Trustees considered their deliberations in connection with the May Meeting at which the Board approved the renewal of the current sub-advisory agreement with WMC with respect to the All-Cap Growth Fund.

In considering the Amended Sub-Advisory Agreement with WMC for the All-Cap Growth Fund, the independent Trustees received assistance from and met separately with independent legal counsel. The Trustees did not find it practicable to, and did not, assign relative weights to the specific factors considered in reaching their conclusions and determination to approve the Amended Sub-Advisory Agreement. Rather, the approval determination was made on the basis of each Trustee's business judgment after consideration of all of the factors taken in their entirety. Although not meant to be all-inclusive, the following discusses some of the factors relevant to the Board's decision to approve the Amended Sub-Advisory Agreement.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of the investment management services provided by WMC to the All-Cap Growth Fund. In this regard, in addition to considering their deliberations in connection with the May Meeting (see discussion above related to the May Meeting), the Trustees considered WMC's representations that: (i) there have been no material changes to the investment process or strategies utilized for the All-Cap Growth Fund by WMC; (ii) there have been no material changes to personnel responsible for the day-to-day management of the All-Cap Growth Fund; and (iii) there have been no changes to the nature and level of services provided by WMC to the All-Cap Growth Fund. In addition, the Trustees considered that the quality and quantity of the services to be provided by FIMCO and WMC with respect to the All-Cap Growth Fund are not expected to change. The Board also considered that FIMCO supported approval of the Amended Sub-Advisory Agreement. Based on the totality of the information considered, the Trustees concluded that the Funds were likely to continue to benefit from the nature, extent and quality of WMC's services and that WMC has the ability to continue to provide these services.

Investment Performance

In addition to the performance information considered at the May Meeting (described above), the Board noted that recent performance data provided by WMC in connection with the August Meeting showed that the All-Cap Growth Fund's annualized performance was in the second highest quintile of its Peer Group for the five-year period ended July 31, 2006.

Sub-Advisory Fees

The Board gave substantial consideration to the proposed sub-advisory fees payable under the All-Cap Growth Fund's Amended Sub-Advisory Agreement. The Board reviewed the information provided by WMC comparing the All-Cap Growth Fund's proposed sub-advisory fee rate (at the Fund's current asset level) to other accounts managed by WMC with a similar investment mandate as well as the fee rates charged by other sub-advisers to certain investment companies in the same Peer Group as the All-Cap Growth Fund. Based on a review of this information, the Board noted that the effective fee rate at the current asset level of the All-Cap Growth Fund under the proposed fee schedule with WMC would be lower than the average and median effective fee rate of the composite of other accounts managed by WMC with a similar investment mandate to the All-Cap Growth Fund. Furthermore, the Board noted that the effective fee rate at the current asset level under the proposed fee schedule with WMC appeared comparable to the median fee charged by other sub-advisers to investment companies with assets between $150 million and $1 billion in the same Peer Group as the All-Cap Growth Fund, excluding index and quantitative funds.

Profitability and Economies of Scale

The Board considered that the sub-advisory fees that are paid to WMC are paid by FIMCO rather than the All-Cap Growth Fund paying WMC a fee directly, and that the management fee paid by the All-Cap Growth Fund will remain the same. The Board also noted that FIMCO will be paying more in sub-advisory fees under the Amended Sub-Advisory Agreement, which will reduce FIMCO's profitability for managing the All-Cap Growth Fund. The Board further noted that there are

FIRST INVESTORS EQUITY FUNDS

breakpoints in FIMCO's and WMC's fee schedules based on the level of assets in the All-Cap Growth Fund.

"Fall Out" or Ancillary Benefits

The Board considered their previous deliberations in connection with the May Meeting (described above) regarding the "fall-out" or ancillary benefits that may accrue to WMC as a result of its relationship with the All-Cap Growth Fund and noted that there would be no change in those benefits under the Amended Sub-Advisory Agreement. After review of this information, the Board concluded that the benefits accruing to WMC by virtue of its relationship to the All-Cap Growth Fund are fair and reasonable.

                                 * * *

In summary, based on the various considerations described above, the Trustees, including a majority of the independent Trustees, concluded that it was in the best interests of the All-Cap Growth Fund to continue to receive sub-advisory services from WMC. Moreover, the Trustees concluded that the proposed sub-advisory fee is reasonable and that the approval of the Amended Sub-Advisory Agreement is in the best interests of the All-Cap Growth Fund, and as a result approved the Amended Sub-Advisory Agreement with WMC for the All-Cap Growth Fund.

Fund Expenses
TOTAL RETURN FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

--------------------------------------------------------------------------------------------------
                                                  Beginning       Ending
                                                   Account        Account         Expenses Paid
                                                    Value          Value          During Period
                                                   (4/1/06)      (9/30/06)      (4/1/06--9/30/06)*
--------------------------------------------------------------------------------------------------
Expense Example -- Class A Shares
Actual                                           $1,000.00      $1,005.93            $6.79
Hypothetical
  (5% annual return before expenses)             $1,000.00      $1,018.30            $6.83
--------------------------------------------------------------------------------------------------
Expense Example -- Class B Shares
Actual                                           $1,000.00      $1,003.19           $10.29
Hypothetical
  (5% annual return before expenses)             $1,000.00      $1,014.79           $10.35
--------------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of 1.35% for Class A shares and 2.05% for
  Class B shares, multiplied by the average account value over the period, multiplied by 183/365
  (to reflect the one-half year period).


Portfolio Composition
TOP TEN SECTORS

(BAR CHART DATA:)

Financials                                           13.6%
Consumer Discretionary                               11.1%
Information Technology                               10.3%
U.S. Agency Obligations                               9.8%
Mortgage-Backed Certificates                          9.0%
Health Care                                           7.9%
Industrials                                           7.9%
Consumer Staples                                      7.6%
Energy                                                4.8%
Materials                                             4.6%

Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2006, and are based on the total market value of investments.

Cumulative Performance Information
TOTAL RETURN FUND

Comparison of change in value of $10,000 investment in the First Investors Total Return Fund (Class A shares), the Merrill Lynch U.S. Corporate & Government Master Index and the Standard & Poor's 500 Index.

First Investors Total Return Fund
Graph Plot Points
for the periods Ended 9/30/06

                                                        Merrill Lynch
           Total Return     S&P 500     U.S. Corporate and Government
                   Fund       Index                      Master Index

Dec-96            9,425      10,000                            10,000
Dec-97           11,130      13,336                            10,978
Sep-98           11,660      14,136                            11,997
Sep-99           13,001      18,066                            11,819
Sep-00           15,428      20,465                            12,611
Sep-01           12,758      15,017                            14,302
Sep-02           11,299      11,940                            15,605
Sep-03           13,060      14,853                            16,574
Sep-04           14,321      16,913                            17,126
Sep-05           15,645      18,985                            17,592
Sep-06           16,622      21,034                            18,186

(INSET BOX IN CHART READS:)

                        Average Annual Total Returns*
Class A Shares       N.A.V. Only        S.E.C. Standardized
  One Year              6.24%               0.13%
  Five Years            5.43%               4.19%
  Ten Years             6.36%               5.74%

Class B Shares
  One Year              5.53%               1.53%
  Five Years            4.69%               4.35%
  Ten Years             5.69%               5.69%

  The graph compares a $10,000 investment in the First Investors Total Return Fund (Class A shares) beginning 12/31/96 with theoretical investments in the Merrill Lynch Corporate & Government Master Index and the Standard & Poor's 500 Index (the "Indices"). The Merrill Lynch U.S. Corporate & Government Master Index tracks the performance of U.S. dollar-denominated investment grade U.S. Government and corporate public debt issued in the U.S. domestic bond market, excluding collateralized products such as mortgage pass-through and assets backed securities. Qualifying bonds have at least one year to maturity, a fixed coupon schedule and minimum amount outstanding of $1 billion for U.S. Treasuries and $150 million for all other securities. The Standard & Poor's 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of such stocks, which represent all major industries. It is not possible to invest directly in these Indices. In addition, the Indices do not take into account fees and expenses that an investor would incur in purchasing securities in these Indices. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 9/30/06) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%) . The Class B "S.E.C. Standardized" returns are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Ten Years would have been 0.08%, 4.01% and 5.51%, respectively. The Class B "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Ten Years would have been 1.48%, 4.16% and 5.46%, respectively. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Merrill Lynch U.S. Corporate & Government Master Index figures are from Merrill Lynch & Co., Standard & Poor's 500 Index figures are from Standard & Poor's and all other figures are from First Investors Management Company, Inc.

Portfolio of Investments
TOTAL RETURN FUND
September 30, 2006

-------------------------------------------------------------------------------------------------------
                                                                                                 Amount
                                                                                               Invested
                                                                                               For Each
                                                                                             $10,000 of
   Shares    Security                                                                Value   Net Assets
-------------------------------------------------------------------------------------------------------
             COMMON STOCKS--60.7%
             Consumer Discretionary--10.9%
   60,000  * Blockbuster, Inc. - Class "A"                                        $230,400           $7
   27,700    Carnival Corporation                                                1,302,731           37
   59,450    CBS Corporation - Class "B"                                         1,674,707           48
   56,000    Clear Channel Communications, Inc.                                  1,615,600           46
   53,800  * Cost Plus, Inc.                                                       643,986           18
   79,300    Dollar General Corporation                                          1,080,859           31
   73,600  * Eddie Bauer Holdings, Inc.                                            791,200           23
   56,200    Foot Locker, Inc.                                                   1,419,050           41
   14,500    Genuine Parts Company                                                 625,385           18
  108,100    H&R Block, Inc.                                                     2,350,094           68
   48,000    Home Depot, Inc.                                                    1,740,960           50
   15,600    J.C. Penney Company, Inc. (Holding Co.)                             1,066,884           31
   29,000    Jones Apparel Group, Inc.                                             940,760           27
   36,500    Kenneth Cole Productions, Inc. - Class "A"                            889,505           26
   43,600    Leggett & Platt, Inc.                                               1,091,308           31
   58,000  * Lincoln Educational Services Corporation                              948,880           27
   61,000    McDonald's Corporation                                              2,386,320           69
   21,100    Michaels Stores, Inc.                                                 918,694           26
   57,200  * Morgans Hotel Group Company                                           715,000           21
   48,300    Movado Group, Inc.                                                  1,227,786           35
   59,800    Newell Rubbermaid, Inc.                                             1,693,536           49
   67,300    Orient-Express Hotels, Ltd.                                         2,515,674           72
   20,200    Polo Ralph Lauren Corporation - Class "A"                           1,306,738           38
   76,400  * Quiksilver, Inc.                                                      928,260           27
   87,600    RadioShack Corporation                                              1,690,680           49
   25,200    Sherwin-Williams Company                                            1,405,656           40
   26,000  * Steiner Leisure, Ltd.                                               1,093,300           31
   33,150  * Viacom, Inc. - Class "B"                                            1,232,517           35
  155,200    Westwood One, Inc.                                                  1,098,816           32
   40,860  * Wyndham Worldwide Corporation                                       1,142,854           33
-------------------------------------------------------------------------------------------------------
                                                                                37,768,140        1,086
-------------------------------------------------------------------------------------------------------
             Consumer Staples--4.5%
   42,800    Altria Group, Inc.                                                  3,276,340           94
   43,800    Avon Products, Inc.                                                 1,342,908           38
      250  * Bare Escentuals, Inc.                                                   6,788           --
   38,700  * Chattem, Inc.                                                       1,359,144           39
   14,800    Coca-Cola Company                                                     661,264           19
-------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
TOTAL RETURN FUND
September 30, 2006

-------------------------------------------------------------------------------------------------------
                                                                                                 Amount
                                                                                               Invested
                                                                                               For Each
                                                                                             $10,000 of
   Shares    Security                                                                Value   Net Assets
-------------------------------------------------------------------------------------------------------
             Consumer Staples (continued)
   34,600    CVS Corporation                                                    $1,111,352          $32
  107,400    Nu Skin Enterprises, Inc. - Class "A"                               1,881,648           54
   14,300    PepsiCo, Inc.                                                         933,218           27
   96,200  * Prestige Brands Holdings, Inc.                                      1,071,668           31
   22,300    Procter & Gamble Company                                            1,382,154           40
   28,155    Tootsie Roll Industries, Inc.                                         825,223           24
   26,000    Wal-Mart Stores, Inc.                                               1,282,320           37
   15,900    WD-40 Company                                                         567,153           16
-------------------------------------------------------------------------------------------------------
                                                                                15,701,180          451
-------------------------------------------------------------------------------------------------------
             Energy--4.6%
   18,800    Anadarko Petroleum Corporation                                        824,004           24
      230  * Aventine Renewable Energy Holdings, Inc.                                4,920           --
   28,000    Chesapeake Energy Corporation                                         811,440           23
   25,200    ConocoPhillips                                                      1,500,156           43
   32,700    ExxonMobil Corporation                                              2,194,170           63
    5,600  * Houston Exploration Company                                           308,840            9
    2,197    Hugoton Royalty Trust                                                  57,891            2
    4,793    Marathon Oil Corporation                                              368,582           11
   22,600    Noble Corporation                                                   1,450,468           42
    6,200  * PHI, Inc. - Non Voting Shares                                         188,914            5
   28,800    Sasol, Ltd. (ADR)                                                     947,232           27
   41,500    Suncor Energy, Inc.                                                 2,990,075           86
   23,900  * Swift Energy Company                                                  999,498           29
      200    Technip SA (ADR)                                                       11,394           --
   27,500  * Transocean, Inc.                                                    2,013,825           58
   33,866    XTO Energy, Inc.                                                    1,426,775           41
-------------------------------------------------------------------------------------------------------
                                                                                16,098,184          463
-------------------------------------------------------------------------------------------------------
             Financials--9.3%
   15,000    American Express Company                                              841,200           24
   28,000    American International Group, Inc.                                  1,855,280           53
    3,080    Ameriprise Financial, Inc.                                            144,452            4
   37,400    Astoria Financial Corporation                                       1,152,668           33
   41,600    Bank of America Corporation                                         2,228,512           64
   47,000    Brookline Bancorp, Inc.                                               646,250           19
   38,100    Citigroup, Inc.                                                     1,892,427           54
   55,500    Colonial BancGroup, Inc.                                            1,359,750           39
   49,600    JPMorgan Chase & Company                                            2,329,216           67
-------------------------------------------------------------------------------------------------------




-------------------------------------------------------------------------------------------------------
                                                                                                 Amount
                                                                                               Invested
                                                                                               For Each
                                                                                             $10,000 of
   Shares    Security                                                                Value   Net Assets
-------------------------------------------------------------------------------------------------------
             Financials (continued)
   17,700    Lehman Brothers Holdings, Inc.                                     $1,307,322          $38
   20,900    Merrill Lynch & Company, Inc.                                       1,634,798           47
   25,700    Morgan Stanley                                                      1,873,787           54
   64,900    New York Community Bancorp, Inc.                                    1,063,062           30
   70,900    NewAlliance Bancshares, Inc.                                        1,038,685           30
   42,232    North Fork Bancorporation, Inc.                                     1,209,524           35
   14,000    Plum Creek Timber Company, Inc. (REIT)                                476,560           14
   36,900    South Financial Group, Inc.                                           960,507           28
   64,575    Sovereign Bancorp, Inc.                                             1,389,008           40
   18,000    SunTrust Banks, Inc.                                                1,391,040           40
   56,700    U.S. Bancorp                                                        1,883,574           54
   40,445    U.S.B. Holding Company, Inc.                                          892,217           26
   28,000    Wachovia Corporation                                                1,562,400           45
   38,000    Washington Mutual, Inc.                                             1,651,860           47
   41,000    Wells Fargo & Company                                               1,483,380           43
-------------------------------------------------------------------------------------------------------
                                                                                32,267,479          928
-------------------------------------------------------------------------------------------------------
             Health Care--7.8%
   46,800    Abbott Laboratories                                                 2,272,608           65
   27,800    Aetna, Inc.                                                         1,099,490           32
   13,400  * Amgen, Inc.                                                           958,502           27
    8,126    Baxter International, Inc.                                            369,408           11
   15,500    Biomet, Inc.                                                          498,945           14
   28,400  * Boston Scientific Corporation                                         420,036           12
   16,700  * Charles River Laboratories International, Inc.                        724,947           21
    6,200  * Genentech, Inc.                                                       512,740           15
   48,100    Johnson & Johnson                                                   3,123,614           90
   14,000  * Laboratory Corporation of America Holdings                            917,980           26
   22,400    Medtronic, Inc.                                                     1,040,255           30
   24,700    Merck & Company, Inc.                                               1,034,930           30
   13,400  * Momenta Pharmaceuticals, Inc.                                         181,168            5
  121,080    Pfizer, Inc.                                                        3,433,829           99
   31,800    Sanofi-Aventis (ADR)                                                1,414,146           41
   53,700  * St. Jude Medical, Inc.                                              1,895,073           54
   12,400    Stryker Corporation                                                   614,916           18
   31,400  * Thermo Electron Corporation                                         1,234,962           35
   21,000  * Triad Hospitals, Inc.                                                 924,630           27
   29,700  * TriZetto Group, Inc.                                                  449,658           13
-------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
TOTAL RETURN FUND
September 30, 2006

-------------------------------------------------------------------------------------------------------
                                                                                                 Amount
                                                                                               Invested
                                                                                               For Each
                                                                                             $10,000 of
   Shares    Security                                                                Value   Net Assets
-------------------------------------------------------------------------------------------------------
             Health Care (continued)
   15,550    UnitedHealth Group, Inc.                                             $765,060          $22
   14,000  * Waters Corporation                                                    633,920           18
   48,900    Wyeth                                                               2,486,076           71
-------------------------------------------------------------------------------------------------------
                                                                                27,006,893          776
-------------------------------------------------------------------------------------------------------
             Industrials--8.3%
   43,900    3M Company                                                          3,267,038           94
    2,500  * Acco Brands Corporation                                                55,650            2
   24,000    Alexander & Baldwin, Inc.                                           1,064,880           31
   15,530    Avis Budget Group, Inc.                                               284,044            8
   28,200    Barnes Group, Inc.                                                    495,192           14
   43,200  * BE Aerospace, Inc.                                                    911,088           26
   25,100    Burlington Northern Santa Fe Corporation                            1,843,344           53
   11,100    Eaton Corporation                                                     764,235           22
   63,600  * Gardner Denver, Inc.                                                2,103,888           61
   12,900    Harsco Corporation                                                  1,001,685           29
   55,400    Honeywell International, Inc.                                       2,265,860           65
   29,000    Illinois Tool Works, Inc.                                           1,302,100           37
   79,900    Knoll, Inc.                                                         1,613,980           46
   15,900    Lockheed Martin Corporation                                         1,368,354           39
   55,500  * Navigant Consulting, Inc.                                           1,113,330           32
   26,100    Northrop Grumman Corporation                                        1,776,627           51
   31,500  * PGT, Inc.                                                             442,890           13
   56,300  * Pinnacle Airlines Corporation                                         417,183           12
   27,700    Precision Castparts Corporation                                     1,749,532           50
   14,000    Steelcase, Inc. - Class "A"                                           219,660            6
   39,300    TAL International Group, Inc.                                         833,553           24
   49,300    Tyco International, Ltd.                                            1,379,907           40
   41,500    United Technologies Corporation                                     2,629,025           76
-------------------------------------------------------------------------------------------------------
                                                                                28,903,045          831
-------------------------------------------------------------------------------------------------------
             Information Technology--10.6%
   19,400    Amphenol Corporation - Class "A"                                    1,201,442           34
   45,000  * Arris Group, Inc.                                                     515,700           15
   84,000  * Cisco Systems, Inc.                                                 1,932,000           56
   66,200  * Electronics for Imaging, Inc.                                       1,514,656           44
  120,100  * EMC Corporation                                                     1,438,798           41
   85,700  * Entrust, Inc.                                                         296,522            8
   35,476    First Data Corporation                                              1,489,992           43
-------------------------------------------------------------------------------------------------------




-------------------------------------------------------------------------------------------------------
                                                                                                 Amount
                                                                                               Invested
                                                                                               For Each
                                                                                             $10,000 of
   Shares    Security                                                                Value   Net Assets
-------------------------------------------------------------------------------------------------------
             Information Technology (continued)
   46,400    Hewlett-Packard Company                                            $1,702,415          $49
   52,600    Intel Corporation                                                   1,081,982           31
   33,100    International Business Machines Corporation                         2,712,214           78
   23,800  * International Rectifier Corporation                                   829,192           24
   16,800  * Komag, Inc.                                                           536,928           15
   13,600  * Lam Research Corporation                                              616,488           18
  102,600    Microsoft Corporation                                               2,804,058           81
   77,700    Motorola, Inc.                                                      1,942,500           56
   29,000  * NCI, Inc. - Class "A"                                                 347,710           10
  103,500    Nokia Corporation - Class "A" (ADR)                                 2,037,915           59
   32,800  * OmniVision Technologies, Inc.                                         468,056           13
   99,600  * Openwave Systems, Inc.                                                932,256           27
   69,900  * Parametric Technology Corporation                                   1,220,454           35
   31,600  * Paxar Corporation                                                     631,368           18
  103,700  * Powerwave Technologies, Inc.                                          788,120           23
   39,500    QUALCOMM, Inc.                                                      1,435,825           41
  104,500  * Silicon Image, Inc.                                                 1,329,240           38
   97,800  * Smart Modular Technologies (WWH), Inc.                                975,066           28
  106,600  * Symantec Corporation                                                2,268,448           65
  113,900  * TIBCO Software, Inc.                                                1,022,822           29
   27,100  * Varian Semiconductor Equipment Associates, Inc.                       994,570           29
   37,900  * VeriSign, Inc.                                                        765,580           22
   52,000    Xilinx, Inc.                                                        1,141,400           33
-------------------------------------------------------------------------------------------------------
                                                                                36,973,717        1,063
-------------------------------------------------------------------------------------------------------
             Materials--3.5%
   31,300    Ashland, Inc.                                                       1,996,314           58
   82,500    Celanese Corporation                                                1,476,750           43
   32,500    Commercial Metals Company                                             660,725           19
   28,900    Dow Chemical Company                                                1,126,522           32
   18,900    Freeport-McMoRan Copper &
               Gold, Inc. - Class "B"                                            1,006,614           29
   32,200    Lubrizol Corporation                                                1,472,506           42
   13,800    PPG Industries, Inc.                                                  925,704           27
   18,900    Praxair, Inc.                                                       1,118,124           32
   55,500    RPM International, Inc.                                             1,053,945           30
   33,300    Temple-Inland, Inc.                                                 1,335,330           38
-------------------------------------------------------------------------------------------------------
                                                                                12,172,534          350
-------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
TOTAL RETURN FUND
September 30, 2006

-------------------------------------------------------------------------------------------------------
                                                                                                 Amount
                                                                                               Invested
Shares or                                                                                      For Each
Principal                                                                                    $10,000 of
   Amount    Security                                                                Value   Net Assets
-------------------------------------------------------------------------------------------------------
             Telecommunication Services--.7%
   46,600    AT&T, Inc.                                                         $1,517,296          $44
   21,100    Verizon Communications, Inc.                                          783,443           22
-------------------------------------------------------------------------------------------------------
                                                                                 2,300,739           66
-------------------------------------------------------------------------------------------------------
             Utilities--.5%
   32,800    Atmos Energy Corporation                                              936,440           27
   21,500    Consolidated Edison, Inc.                                             993,300           28
-------------------------------------------------------------------------------------------------------
                                                                                 1,929,740           55
-------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $171,193,752)                               211,121,651        6,069
-------------------------------------------------------------------------------------------------------
             CORPORATE BONDS--12.0%
             Aerospace/Defense--.1%
     $500M   Precision Castparts Corp., 5.6%, 2013                                 497,931           14
-------------------------------------------------------------------------------------------------------
             Automotive--.2%
      500M   Daimler Chrysler NA Holdings Corp.,
               5.75%, 2009                                                         502,362           15
-------------------------------------------------------------------------------------------------------
             Financial--1.1%
      750M   CIT Group, Inc., 7.75%, 2012                                          831,343           24
             Ford Motor Credit Co.:
      250M     6.625%, 2008                                                        246,317            7
      677M     9.75%, 2010 +                                                       699,552           20
    1,000M   Goldman Sachs Group, Inc., 6.45%, 2036                              1,023,890           29
    1,000M   HSBC Finance Corp., 5%, 2015                                          968,280           28
-------------------------------------------------------------------------------------------------------
                                                                                 3,769,382          108
-------------------------------------------------------------------------------------------------------
             Financial Services--2.4%
      950M   Citigroup, Inc., 6%, 2033                                             964,652           28
      500M   Hibernia Corp., 5.35%, 2014                                           488,034           14
      760M   Independence Community Bank Corp.,
               4.9%, 2010                                                          744,609           21
      500M   JPMorgan Chase & Co., 5.6%, 2011                                      508,924           15
    1,000M   Lincoln National Corp., 6.5%, 2008                                  1,016,388           29
      765M   Marshall & Ilsley Bank, 5.2%, 2017                                    734,115           21
      500M   Merrill Lynch & Co., 4.79%, 2010                                      492,786           14
      853M   National City Bank of Kentucky, 6.3%, 2011                            889,220           26
    1,000M   Nationsbank Corp., 7.8%, 2016                                       1,166,670           33
-------------------------------------------------------------------------------------------------------




-------------------------------------------------------------------------------------------------------
                                                                                                 Amount
                                                                                               Invested
                                                                                               For Each
Principal                                                                                    $10,000 of
   Amount    Security                                                                Value   Net Assets
-------------------------------------------------------------------------------------------------------
             Financial Services (continued)
   $1,000M   State Street Bank & Trust, 5.3%, 2016                                $995,885          $29
      335M   Washington Mutual, Inc., 5.95%, 2013                                  342,429           10
-------------------------------------------------------------------------------------------------------
                                                                                 8,343,712          240
-------------------------------------------------------------------------------------------------------
             Food/Beverage/Tobacco--.7%
    1,000M   Altria Group, Inc., 7%, 2013                                        1,091,858           31
      200M   Bottling Group, LLC, 5%, 2013                                         196,615            6
    1,170M   Bunge Limited Finance Co., 5.875%, 2013                             1,165,800           34
-------------------------------------------------------------------------------------------------------
                                                                                 2,454,273           71
-------------------------------------------------------------------------------------------------------
             Food/Drug--.8%
      600M   Delhaize America, Inc., 8.125%, 2011                                  646,973           19
    1,000M   Kroger Co., 7.8%, 2007                                              1,015,919           29
      996M   Safeway, Inc., 7%, 2007                                             1,011,539           29
-------------------------------------------------------------------------------------------------------
                                                                                 2,674,431           77
-------------------------------------------------------------------------------------------------------
             Forest Products/Containers--.6%
             International Paper Co.:
    1,100M     6.75%, 2011                                                       1,169,293           34
      750M     5.85%, 2012                                                         767,334           22
-------------------------------------------------------------------------------------------------------
                                                                                 1,936,627           56
-------------------------------------------------------------------------------------------------------
             Gaming/Leisure--.2%
      750M   MGM Mirage, Inc., 8.5%, 2010                                          801,563           23
-------------------------------------------------------------------------------------------------------
             Health Care--.3%
      336M   Baxter International, Inc., 5.9%, 2016                                345,725           10
      800M   Wyeth, 6.7%, 2011                                                     851,496           24
-------------------------------------------------------------------------------------------------------
                                                                                 1,197,221           34
-------------------------------------------------------------------------------------------------------
             Information Technology--.3%
      900M   International Business Machines Corp.,
               7.5%, 2013                                                        1,012,662           29
-------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
TOTAL RETURN FUND
September 30, 2006

-------------------------------------------------------------------------------------------------------
                                                                                                 Amount
                                                                                               Invested
                                                                                               For Each
Principal                                                                                    $10,000 of
   Amount    Security                                                                Value   Net Assets
-------------------------------------------------------------------------------------------------------
             Manufacturing--.5%
   $1,000M   Ingersoll-Rand Co., 4.75%, 2015                                      $957,300          $28
      700M   Newell Rubbermaid, Inc., 6.75%, 2012                                  741,156           21
-------------------------------------------------------------------------------------------------------
                                                                                 1,698,456           49
-------------------------------------------------------------------------------------------------------
             Media - Broadcasting--.5%
      750M   Comcast Cable Communications, Inc.,
               7.125%, 2013                                                        809,676           23
      800M   Cox Communications, Inc., 5.5%, 2015                                  772,238           22
-------------------------------------------------------------------------------------------------------
                                                                                 1,581,914           45
-------------------------------------------------------------------------------------------------------
             Media - Diversified--.7%
      750M   AOL Time Warner, Inc., 6.75%, 2011                                    785,173           23
      705M   Viacom, Inc., 8.625%, 2012                                            795,042           23
    1,000M   Walt Disney Co., 5.7%, 2011                                         1,019,783           29
-------------------------------------------------------------------------------------------------------
                                                                                 2,599,998           75
-------------------------------------------------------------------------------------------------------
             Metals/Mining--.4%
    1,000M   Alcoa, Inc., 6%, 2012                                               1,030,895           30
      500M   Thiokol Corp., 6.625%, 2008                                           507,937           14
-------------------------------------------------------------------------------------------------------
                                                                                 1,538,832           44
-------------------------------------------------------------------------------------------------------
             Real Estate Investment Trusts--.4%
      700M   EOP Operating LP, 8.1%, 2010                                          760,742           22
      700M   Mack-Cali Realty LP, 7.75%, 2011                                      757,867           22
-------------------------------------------------------------------------------------------------------
                                                                                 1,518,609           44
-------------------------------------------------------------------------------------------------------
             Telecommunications--.6%
      800M   GTE Corp., 6.84%, 2018                                                847,942           24
      600M   SBC Communications, Inc., 6.25%, 2011                                 620,045           18
      600M   Verizon New York, Inc., 6.875%, 2012                                  626,414           18
-------------------------------------------------------------------------------------------------------
                                                                                 2,094,401           60
-------------------------------------------------------------------------------------------------------




-------------------------------------------------------------------------------------------------------
                                                                                                 Amount
                                                                                               Invested
                                                                                               For Each
Principal                                                                                    $10,000 of
   Amount    Security                                                                Value   Net Assets
-------------------------------------------------------------------------------------------------------
             Transportation--.5%
     $500M   Burlington Northern Santa Fe Corp., 4.3%, 2013                       $470,910          $13
      335M   FedEx Corp., 5.5%, 2009                                               337,373           10
    1,000M   Union Pacific Corp., 7.375%, 2009                                   1,053,825           30
-------------------------------------------------------------------------------------------------------
                                                                                 1,862,108           53
-------------------------------------------------------------------------------------------------------
             Utilities--1.4%
    1,000M   Carolina Power & Light, Inc., 5.15%, 2015                             979,285           28
      750M   Consumers Energy Co., 6.375%, 2008                                    758,738           22
      576M   DPL, Inc., 6.875%, 2011                                               609,248           18
      500M   Kinder Morgan Finance Co., 5.35%, 2011                                486,742           14
      900M   PP&L Capital Funding, Inc., 8.375%, 2007                              917,715           26
      900M   Public Service Electric & Gas Co., 6.75%, 2016                        984,104           28
-------------------------------------------------------------------------------------------------------
                                                                                 4,735,832          136
-------------------------------------------------------------------------------------------------------
             Waste Management--.3%
    1,000M   Waste Management, Inc., 6.875%, 2009                                1,039,569           30
-------------------------------------------------------------------------------------------------------
Total Value of Corporate Bonds (cost $41,509,605)                               41,859,883        1,203
-------------------------------------------------------------------------------------------------------
             U.S. GOVERNMENT AGENCY
             OBLIGATIONS--9.9%
             Fannie Mae:
    5,000M     6.25%, 2011                                                       5,001,390          144
    5,000M     5.4%, 2013                                                        4,960,205          143
    2,000M     6%, 2014                                                          2,003,478           58
    5,000M     6%, 2015                                                          4,972,210          143
             Federal Farm Credit Bank:
    4,650M     4.94%, 2012                                                       4,569,034          131
    3,000M     5.33%, 2013                                                       2,972,661           85
             Federal Home Loan Bank:
    1,000M     5.125%, 2010                                                      1,000,598           29
    5,000M     6%, 2013                                                          5,045,985          145
    3,950M     6%, 2016                                                          3,941,859          113
-------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Obligations
(cost $34,569,922)                                                              34,467,420          991
-------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
TOTAL RETURN FUND
September 30, 2006

-------------------------------------------------------------------------------------------------------
                                                                                                 Amount
                                                                                               Invested
Principal                                                                                      For Each
   Amount                                                                                    $10,000 of
or Shares    Security                                                                Value   Net Assets
-------------------------------------------------------------------------------------------------------
             MORTGAGE-BACKED CERTIFICATES--9.1%
             Fannie Mae--7.5%
  $12,260M   5.5%, 4/1/2033 - 8/1/2035                                         $12,102,127         $348
    5,930M   6%, 5/1/2036                                                        5,958,895          172
    5,775M   6.5%, 11/1/2033 - 6/1/2036                                          5,889,187          169
    2,084M   7%, 3/1/2032 - 8/1/2032                                             2,164,663           62
-------------------------------------------------------------------------------------------------------
                                                                                26,114,872          751
-------------------------------------------------------------------------------------------------------
             Freddie Mac--.9%
    2,935M   6%, 9/1/2032 - 10/1/2035                                            2,954,017           85
-------------------------------------------------------------------------------------------------------
             Government National Mortgage Association--.7%
    1,483M   6%, 4/15/2036                                                       1,503,578           43
      999M   6.5%, 8/15/2036                                                     1,026,757           30
-------------------------------------------------------------------------------------------------------
                                                                                 2,530,335           73
-------------------------------------------------------------------------------------------------------
Total Value of Mortgage-Backed Certificates (cost $31,635,562)                  31,599,224          909
-------------------------------------------------------------------------------------------------------
             U.S. GOVERNMENT OBLIGATIONS--3.4%
   12,000M   U.S. Treasury Notes, 4.5%, 2016
               (cost $11,829,071)                                               11,883,288          342
-------------------------------------------------------------------------------------------------------
             MUNICIPAL BONDS--1.1%
    2,000M   Jefferson Cnty., AL, Ltd. Oblig. Sch. Wts., 5%, 2024                2,085,000           60
    1,500M   Tobacco Settlement Fing. Corp., NJ, Rev. Bonds,
               6.75%, 2039                                                       1,681,875           48
-------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $3,468,771)                                 3,766,875          108
-------------------------------------------------------------------------------------------------------
             CONVERTIBLE PREFERRED STOCKS--.3%
             Financials
   14,900    Hartford Financial Services Group, Inc., 6%, 2006
               (cost $683,024)                                                   1,137,988           33
-------------------------------------------------------------------------------------------------------
             PASS THROUGH CERTIFICATES--.2%
             Transportation
     $635M   Continental Airlines, Inc., 8.388%, 2020
               (cost $663,358)                                                     619,832           18
-------------------------------------------------------------------------------------------------------




-------------------------------------------------------------------------------------------------------
                                                                                                 Amount
                                                                                               Invested
                                                                                               For Each
Principal                                                                                    $10,000 of
   Amount    Security                                                                Value   Net Assets
-------------------------------------------------------------------------------------------------------
             SHORT-TERM CORPORATE NOTES--4.0%
   $1,200M   ChevronTexaco Funding Corp., 5.22%, 10/17/06                       $1,197,041          $35
    5,200M   General Electric Capital Corp., 5.22%, 10/5/06                      5,196,225          149
    7,500M   Toyota Motor Credit Co., 5.2%, 10/10/06                             7,489,160          215
-------------------------------------------------------------------------------------------------------
Total Value of Short-Term Corporate Notes (cost $13,882,426)                    13,882,426          399
-------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $309,435,491)                       100.7%    350,338,587       10,072
Excess of Liabilities Over Other Assets                                (.7)     (2,490,610)         (72)
-------------------------------------------------------------------------------------------------------
Net Assets                                                           100.0%   $347,847,977      $10,000
=======================================================================================================

* Non-income producing

+ Security exempt from registration under Rule 144A of the Securities Act of 1933 (see Note 5).

  Summary of Abbreviations:
  ADR    American Depositary Receipts
  REIT   Real Estate Investment Trust

See notes to financial statements


Portfolio Manager's Letter

VALUE FUND

Dear Investor:

This is the annual report for the First Investors Value Fund for the fiscal year ended September 30, 2006. During the period, the Fund's return on a net asset value basis was 13.2% for Class A shares and 12.3% for Class B shares, including dividends of 8.0 cents per share on Class A shares and 3.2 cents per share on Class B shares.

The Fund generated strong returns across multiple sectors and market capitalization classes. Information technology was the best performing sector for the Fund, but strong returns were also generated in other areas including telecommunications services, financials and consumer staples. The top contributors to performance were Brookfield Asset Management, JPMorgan Chase & Co., and Amvescap, PLC, all companies in the financial sector.

The Fund's holdings in the information technology sector were, by far, the biggest contributors to its outperformance relative to the S&P 500 Index. Consumer staples, health care and energy were also significant factors for the Fund's strong relative performance. Consumer discretionary was the only major economic sector that dragged down the Fund's relative performance.

The Fund uses a multi-cap approach. At the end of the reporting period, the Fund had 49% of its assets invested in large-cap, 25% in mid-cap and 19% in small-cap with the remainder in cash equivalents, using Lipper's market-cap definitions. The multi-cap strategy did not significantly affect relative performance during the reporting period.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

\S\ MATTHEW S. WRIGHT

Matthew S. Wright
Portfolio Manager

November 1, 2006

Fund Expenses
VALUE FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

--------------------------------------------------------------------------------------------------
                                                  Beginning       Ending
                                                   Account        Account         Expenses Paid
                                                    Value          Value          During Period
                                                   (4/1/06)      (9/30/06)      (4/1/06--9/30/06)*
--------------------------------------------------------------------------------------------------
Expense Example -- Class A Shares
Actual                                           $1,000.00      $1,043.61            $6.97
Hypothetical
  (5% annual return before expenses)             $1,000.00      $1,018.25            $6.88
--------------------------------------------------------------------------------------------------
Expense Example -- Class B Shares
Actual                                           $1,000.00      $1,039.37           $10.53
Hypothetical
  (5% annual return before expenses)             $1,000.00      $1,014.74           $10.40
--------------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of 1.36% for Class A shares and 2.06% for
  Class B shares, multiplied by the average account value over the period, multiplied by 183/365
  (to reflect the one-half year period).


Value_Bar

Portfolio Composition
TOP TEN SECTORS

(BAR CHART DATA:)

Financials                                           24.5%
Consumer Discretionary                               17.2%
Consumer Staples                                     10.0%
Industrials                                           8.3%
Materials                                             6.9%
Energy                                                6.8%
Health Care                                           5.0%
Information Technology                                4.8%
Utilities                                             4.6%
Telecommunication Services                            4.0%

Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2006, and are based on the total market value of investments.

Cumulative Performance Information
VALUE FUND

Comparison of change in value of $10,000 investment in the First Investors Value Fund (Class A shares) and the Standard & Poor's 500 Index.

First Investors Value Fund
Graph Plot Points
for the periods Ended 9/30/06

                       Value         S&P 500
                        Fund           Index

Oct-96                 9,425          10,000
Oct-97                10,553          13,211
Sep-98                12,247          14,905
Sep-99                13,715          19,048
Sep-00                16,126          21,578
Sep-01                12,097          15,834
Sep-02                 8,911          12,589
Sep-03                10,608          15,661
Sep-04                12,790          17,833
Sep-05                14,365          20,018
Sep-06                16,264          22,178

(INSET BOX IN CHART READS:)

                      Average Annual Total Returns*
Class A Shares     N.A.V. Only      S.E.C. Standardized
  One Year            13.22%             6.76%
  Five Years           6.10%             4.86%
  Ten Years            6.11%             5.48%

Class B Shares
  One Year            12.34%             8.34%
  Five Years           5.34%             5.01%
  Ten Years            5.41%             5.41%

  The graph compares a $10,000 investment in the First Investors Value Fund (Class A shares) beginning 10/31/96 with a theoretical investment in the Standard & Poor's 500 Index (the "Index"). The Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of such stocks, which represent all major industries. It is not possible to invest directly in this Index. In addition, the Index does not take into account fees and expenses that an investor would incur in purchasing securities in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 9/30/06) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02 the maximum sales charge was 6.25%) . The Class B "S.E.C. Standardized" returns are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During certain of the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for Ten Years would have been 5.47% . The Class B "S.E.C. Standardized" Average Annual Total Return for Ten Years would have been 5.40% . Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Standard & Poor's 500 Index figures are from Standard & Poor's and all other figures are from First Investors Management Company, Inc.

Portfolio of Investments
VALUE FUND
September 30, 2006

-------------------------------------------------------------------------------------------------------
                                                                                                 Amount
                                                                                               Invested
                                                                                               For Each
                                                                                             $10,000 of
   Shares    Security                                                                Value   Net Assets
-------------------------------------------------------------------------------------------------------
             COMMON STOCKS--91.1%
             Consumer Discretionary--17.2%
   16,100    Autoliv, Inc.                                                        $887,271          $24
   63,400    Bob Evans Farms, Inc.                                               1,919,752           53
   44,900    Carnival Corporation                                                2,111,647           58
   34,300    CBS Corporation - Class "B"                                           966,231           26
   91,500    Clear Channel Communications, Inc.                                  2,639,775           72
  168,300    Dollar General Corporation                                          2,293,929           63
  107,100    Family Dollar Stores, Inc.                                          3,131,604           86
   20,100    Gannett Company, Inc.                                               1,142,283           31
   46,200    Genuine Parts Company                                               1,992,606           55
   55,100    H&R Block, Inc.                                                     1,197,874           33
   18,525  * Hanesbrands, Inc.                                                     416,998           11
   72,600    Home Depot, Inc.                                                    2,633,202           72
   24,700    J.C. Penney Company, Inc. (Holding Co.)                             1,689,233           46
   50,600    Jones Apparel Group, Inc.                                           1,641,464           45
   47,700    Kenneth Cole Productions, Inc. - Class "A"                          1,162,449           32
   20,274    Kimball International, Inc. - Class "B"                               391,288           11
   89,000    Lee Enterprises, Inc.                                               2,246,360           61
  101,400    Leggett & Platt, Inc.                                               2,538,042           69
   27,900    Liz Claiborne, Inc.                                                 1,102,329           30
   29,000    Magna International, Inc. - Class "A"                               2,117,870           58
  105,200    McDonald's Corporation                                              4,115,424          113
  104,100    Modine Manufacturing Company                                        2,532,753           69
   14,000    Natuzzi SpA (ADR)                                                     101,360            3
   89,700    New York Times Company - Class "A"                                  2,061,306           56
   42,500    Newell Rubbermaid, Inc.                                             1,203,600           33
   78,800    OSI Restaurant Partners, Inc.                                       2,498,748           68
  102,600    Pearson PLC (ADR)                                                   1,461,024           40
  108,100    Talbots, Inc.                                                       2,945,725           81
   54,700    Tiffany & Company                                                   1,816,040           50
  139,800    Time Warner, Inc.                                                   2,548,554           70
   77,800    Tribune Company                                                     2,545,616           70
  123,700    Walt Disney Company                                                 3,823,567          105
   32,920  * Wyndham Worldwide Corporation                                         920,772           25
-------------------------------------------------------------------------------------------------------
                                                                                62,796,696        1,719
-------------------------------------------------------------------------------------------------------
             Consumer Staples--10.0%
   79,800    Anheuser-Busch Companies, Inc.                                      3,791,298          104
   76,400    Avon Products, Inc.                                                 2,342,424           64
   77,700    Coca-Cola Company                                                   3,471,636           95
-------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
VALUE FUND
September 30, 2006

-------------------------------------------------------------------------------------------------------
                                                                                                 Amount
                                                                                               Invested
                                                                                               For Each
                                                                                             $10,000 of
   Shares    Security                                                                Value   Net Assets
-------------------------------------------------------------------------------------------------------
             Consumer Staples (continued)
   59,400    ConAgra Foods, Inc.                                                $1,454,112          $40
   34,141    Del Monte Foods Company                                               356,773           10
   45,200    Diageo PLC (ADR)                                                    3,211,008           88
   42,200    Estee Lauder Companies, Inc. - Class "A"                            1,701,926           47
   15,900    Fomento Economico Mexicano SA de CV (ADR)                           1,541,346           42
   53,800    H.J. Heinz Company                                                  2,255,834           62
   42,100    Kimberly-Clark Corporation                                          2,751,656           75
   86,600    Kraft Foods, Inc. - Class "A"                                       3,088,156           85
   52,500    Ruddick Corporation                                                 1,366,575           37
  148,200    Sara Lee Corporation                                                2,381,574           65
   56,800    Tasty Baking Company                                                  518,584           14
  106,700    Topps Company, Inc.                                                   956,032           26
   37,100    UST, Inc.                                                           2,034,193           56
   69,000    Wal-Mart Stores, Inc.                                               3,403,080           93
-------------------------------------------------------------------------------------------------------
                                                                                36,626,207        1,003
-------------------------------------------------------------------------------------------------------
             Energy--6.8%
   49,000    Anadarko Petroleum Corporation                                      2,147,670           59
   42,400    BP PLC (ADR)                                                        2,780,592           76
   65,917    Chevron Corporation                                                 4,275,377          117
   51,400    ConocoPhillips                                                      3,059,842           84
   38,500    Diamond Offshore Drilling, Inc.                                     2,786,245           76
   50,900    Marathon Oil Corporation                                            3,914,210          107
   49,200    Royal Dutch Shell PLC - Class "A" (ADR)                             3,252,120           89
   57,600    Tidewater, Inc.                                                     2,545,344           70
-------------------------------------------------------------------------------------------------------
                                                                                24,761,400          678
-------------------------------------------------------------------------------------------------------
             Financials--24.0%
   44,300    A.G. Edwards, Inc.                                                  2,360,304           65
   14,600    ACE, Ltd.                                                             799,058           22
   15,700    Allstate Corporation                                                  984,861           27
   18,400    American International Group, Inc.                                  1,219,184           33
   47,300    AmSouth Bancorporation                                              1,373,592           38
  102,800    Amvescap PLC (ADR)                                                  2,253,376           62
   59,800    Aon Corporation                                                     2,025,426           55
  102,300    Aspen Insurance Holdings, Ltd.                                      2,642,409           72
   35,100    Assured Guaranty, Ltd.                                                910,143           25
  148,300    Bank Mutual Corporation                                             1,798,879           49
   88,266    Bank of America Corporation                                         4,728,410          130
-------------------------------------------------------------------------------------------------------




-------------------------------------------------------------------------------------------------------
                                                                                                 Amount
                                                                                               Invested
                                                                                               For Each
                                                                                             $10,000 of
   Shares    Security                                                                Value   Net Assets
-------------------------------------------------------------------------------------------------------
             Financials (continued)
  101,800    Bank of New York Company, Inc.                                     $3,589,468          $98
   98,250    Brookfield Asset Management, Inc. - Class "A"                       4,356,405          119
   80,600    Brookline Bancorp, Inc.                                             1,108,250           30
   35,456    Chubb Corporation                                                   1,842,294           51
   50,047    Cincinnati Financial Corporation                                    2,405,259           66
   70,100    Citigroup, Inc.                                                     3,481,867           95
   40,900    Comerica, Inc.                                                      2,328,028           64
   56,900    Eagle Hospitality Properties Trust, Inc.                              529,170           15
   39,200    Erie Indemnity Company - Class "A"                                  2,052,904           56
   21,000    FBL Financial Group, Inc. - Class "A"                                 702,870           19
   78,400    Hudson City Bancorp, Inc.                                           1,038,800           28
   25,000    IPC Holdings, Ltd.                                                    760,500           21
   92,100    JPMorgan Chase & Company                                            4,325,016          118
   52,100    KeyCorp                                                             1,950,624           53
   44,074    Lincoln National Corporation                                        2,736,114           75
   41,900    Merrill Lynch & Company, Inc.                                       3,277,418           90
   54,100    Morgan Stanley                                                      3,944,431          108
  119,200    NewAlliance Bancshares, Inc.                                        1,746,280           48
   51,200    North Fork Bancorporation, Inc.                                     1,466,368           40
   29,900    One Liberty Properties, Inc. (REIT)                                   669,760           18
   55,800    Plum Creek Timber Company, Inc. (REIT)                              1,899,432           52
   26,400    PMI Group, Inc.                                                     1,156,584           32
   30,000    PNC Financial Services Group, Inc.                                  2,173,200           60
   51,300    Protective Life Corporation                                         2,346,975           64
   79,400    Regions Financial Corporation                                       2,921,126           80
   19,300    St. Joe Company                                                     1,058,991           29
   15,800    State National Bancshares, Inc.                                       600,242           16
   37,893    State Street Corporation                                            2,364,523           65
   32,800    SunTrust Banks, Inc.                                                2,534,784           69
   29,779    TD Banknorth, Inc.                                                    860,018           24
   54,000    Waddell & Reed Financial, Inc. - Class "A"                          1,336,500           37
   82,400    Wells Fargo & Company                                               2,981,232           82
-------------------------------------------------------------------------------------------------------
                                                                                87,641,075        2,400
-------------------------------------------------------------------------------------------------------
             Health Care--5.0%
   68,800    Abbott Laboratories                                                 3,340,928           91
   42,700    Biomet, Inc.                                                        1,374,513           38
   41,800    GlaxoSmithKline PLC (ADR)                                           2,225,014           61
   57,900    Johnson & Johnson                                                   3,760,026          103
   32,500    Novartis AG (ADR)                                                   1,899,300           52
-------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
VALUE FUND
September 30, 2006

-------------------------------------------------------------------------------------------------------
                                                                                                 Amount
                                                                                               Invested
                                                                                               For Each
                                                                                             $10,000 of
   Shares    Security                                                                Value   Net Assets
-------------------------------------------------------------------------------------------------------
             Health Care (continued)
  137,200    Pfizer, Inc.                                                       $3,890,992         $106
   82,100    Schering-Plough Corporation                                         1,813,589           50
-------------------------------------------------------------------------------------------------------
                                                                                18,304,362          501
-------------------------------------------------------------------------------------------------------
             Industrials--8.3%
   24,100    3M Company                                                          1,793,522           49
   29,800    Adesa, Inc.                                                           688,678           19
    2,600    Alexander & Baldwin, Inc.                                             115,362            3
   40,300    American Power Conversion Corporation                                 884,988           24
   29,800    Avery Dennison Corporation                                          1,793,066           49
   11,960    Avis Budget Group, Inc.                                               218,748            6
   51,200    Dover Corporation                                                   2,428,928           66
   72,200    Federal Signal Corporation                                          1,101,050           30
   41,600    General Dynamics Corporation                                        2,981,472           82
   71,300    Honeywell International, Inc.                                       2,916,170           80
   16,200    Illinois Tool Works, Inc.                                             727,380           20
   77,700    Masco Corporation                                                   2,130,534           58
   44,700    Norfolk Southern Corporation                                        1,969,035           54
   22,600    Pall Corporation                                                      696,306           19
   52,600    Pitney Bowes, Inc.                                                  2,333,862           64
   12,800    SPX Corporation                                                       684,032           19
   95,500    Tyco International, Ltd.                                            2,673,045           73
   25,700    United Parcel Service, Inc. - Class "B"                             1,848,858           51
  126,100    Werner Enterprises, Inc.                                            2,359,331           65
-------------------------------------------------------------------------------------------------------
                                                                                30,344,367          831
-------------------------------------------------------------------------------------------------------
             Information Technology--4.8%
   99,400  * Agile Software Corporation                                            649,082           18
   46,000    Automatic Data Processing, Inc.                                     2,177,640           60
   45,700    AVX Corporation                                                       808,433           22
   79,400    Hewlett-Packard Company                                             2,913,186           80
   65,000    Intel Corporation                                                   1,337,050           36
   12,800    International Business Machines Corporation                         1,048,832           29
  182,000    Methode Electronics, Inc. - Class "A"                               1,730,820           47
  106,600    Microsoft Corporation                                               2,913,378           80
   57,500    Motorola, Inc.                                                      1,437,500           39
   92,800    Nokia Corporation - Class "A" (ADR)                                 1,827,232           50
   53,900  * Planar Systems, Inc.                                                  611,765           17
-------------------------------------------------------------------------------------------------------
                                                                                17,454,918          478
-------------------------------------------------------------------------------------------------------




-------------------------------------------------------------------------------------------------------
                                                                                                 Amount
                                                                                               Invested
                                                                                               For Each
                                                                                             $10,000 of
   Shares    Security                                                                Value   Net Assets
-------------------------------------------------------------------------------------------------------
             Materials--6.9%
   36,400    Air Products & Chemicals, Inc.                                     $2,415,868          $66
   33,100    Albemarle Corporation                                               1,798,323           49
   57,200    Alcoa, Inc.                                                         1,603,888           44
  106,830    Chemtura Corporation                                                  926,216           25
   56,600    Compass Minerals International, Inc.                                1,602,346           44
   92,300    Dow Chemical Company                                                3,597,854           99
   79,200    Du Pont (E.I.) de Nemours & Company                                 3,392,928           93
   63,400    Lubrizol Corporation                                                2,899,282           79
   60,100    MeadWestvaco Corporation                                            1,593,251           44
   73,830    Myers Industries, Inc.                                              1,255,110           34
  146,000    Sappi, Ltd. (ADR)                                                   1,858,580           51
   66,600    Sonoco Products Company                                             2,240,424           62
    4,723    Tronox, Inc. - Class "B"                                               60,313            2
-------------------------------------------------------------------------------------------------------
                                                                                25,244,383          692
-------------------------------------------------------------------------------------------------------
             Telecommunication Services--3.8%
    9,651    ALLTEL Corporation                                                    535,630           15
   76,600    AT&T, Inc.                                                          2,494,096           68
   44,400    BellSouth Corporation                                               1,898,100           52
   11,800    CT Communications, Inc.                                               256,296            7
   47,200    D&E Communications, Inc.                                              595,192           16
    4,120    Embarq Corporation                                                    199,284            5
   33,800    Nippon Telegraph and Telephone
               Corporation (ADR)                                                   829,114           23
  130,600    Sprint Nextel Corporation                                           2,239,790           61
   24,000    Telephone & Data Systems, Inc.                                      1,010,400           28
   24,000    Telephone & Data Systems, Inc. - Special Shares                       980,400           27
   73,828    Verizon Communications, Inc.                                        2,741,234           75
    9,978    Windstream Corporation                                                131,610            4
-------------------------------------------------------------------------------------------------------
                                                                                13,911,146          381
-------------------------------------------------------------------------------------------------------
             Utilities--4.3%
   32,550    American States Water Company                                       1,245,037           34
   44,100    FPL Group, Inc.                                                     1,984,500           54
   36,100    KeySpan Corporation                                                 1,485,154           41
   79,350    MDU Resources Group, Inc.                                           1,772,679           48
   85,900    NiSource, Inc.                                                      1,867,466           51
   37,700    Northwest Natural Gas Company                                       1,480,856           41
   40,300    ONEOK, Inc.                                                         1,522,937           42
-------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
VALUE FUND
September 30, 2006

-------------------------------------------------------------------------------------------------------
                                                                                                 Amount
                                                                                               Invested
Shares or                                                                                      For Each
Principal                                                                                    $10,000 of
   Amount    Security                                                                Value   Net Assets
-------------------------------------------------------------------------------------------------------
             Utilities (continued)
   51,200    Southwest Gas Corporation                                          $1,705,984          $47
   48,700    United Utilities PLC (ADR)                                          1,289,576           35
   50,300    Vectren Corporation                                                 1,350,555           37
-------------------------------------------------------------------------------------------------------
                                                                                15,704,744          430
-------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $257,661,776)                               332,789,298        9,113
-------------------------------------------------------------------------------------------------------
             CONVERTIBLE PREFERRED STOCKS--.4%
             Financials
   56,900    Lehman Brothers Holdings, Inc., 6.25%,
               2007 - Series "GIS" (cost $1,446,983)                             1,564,750           42
-------------------------------------------------------------------------------------------------------
             PREFERRED STOCKS--.4%
             Telecommunication Services--.2%
   27,300    Verizon South, Inc., 7%, 2041 - Series "F"                            691,782           19
-------------------------------------------------------------------------------------------------------
             Utilities--.2%
   25,200    Entergy Louisiana, Inc., 7.6%, 2032                                   636,300           17
-------------------------------------------------------------------------------------------------------
Total Value of Preferred Stocks (cost $1,328,110)                                1,328,082           36
-------------------------------------------------------------------------------------------------------
             CORPORATE BONDS--.1%
             Utilities
     $500M   Union Electric Co., 6.75%, 2008 (cost $499,667)                       510,079           14
-------------------------------------------------------------------------------------------------------
             SHORT-TERM CORPORATE NOTES--7.8%
             ChevronTexaco Funding Corp.:
   15,200M     5.2%, 10/6/06                                                    15,186,809          416
    1,100M     5.22%, 10/17/06                                                   1,097,288           30
   12,000M   Toyota Motor Credit Co., 5.2%, 10/10/06                            11,982,657          329
-------------------------------------------------------------------------------------------------------
Total Value of Short-Term Corporate Notes (cost $28,266,754)                    28,266,754          775
-------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $289,203,290)                        99.8%    364,458,963        9,980
Other Assets, Less Liabilities                                          .2         730,286           20
-------------------------------------------------------------------------------------------------------
Net Assets                                                           100.0%   $365,189,249      $10,000
=======================================================================================================

* Non-income producing

  Summary of Abbreviations:
  ADR    American Depositary Receipts
  REIT   Real Estate Investment Trust

See notes to financial statements


Portfolio Managers' Letter
BLUE CHIP FUND

Dear Investor:

This is the annual report for the First Investors Blue Chip Fund for the fiscal year ended September 30, 2006. During the period, the Fund's return on a net asset value basis was 9.3% for Class A shares and 8.5% for Class B shares, including dividends of 6.5 cents per share on Class A shares.

The Fund's performance was largely driven by a stable economy and good performance in the equity markets. While the financial sector was, by far, the best performing sector for the Fund, positive returns were generated across all major economic sectors. The biggest contributors to performance included Bank of America, JPMorgan Chase & Co. and Schlumberger.

The Fund's security selections in the telecommunications services, materials and health care sectors detracted from performance relative to the S&P 500 Index. In the telecommunications sector, the Fund was hurt by its position in Sprint Nextel, and by the fact that it did not own BellSouth, which performed well after agreeing to be acquired by AT&T. In the materials sector, our holdings in Dow Chemical and our underweight position in metals stocks were a drag on our performance. Finally, in the health care sector, the Fund's holdings in Boston Scientific, Medtronic, Amgen and UnitedHealth Group were detrimental to performance.

The Fund's positive contributors relative to the S&P 500 Index were strong relative performance in the energy, information technology and utilities sectors. In the energy sector, our position in Schlumberger and our underweight position in natural gas related stocks helped performance. In technology, our holdings in Oracle and Nokia helped performance, in addition to gains we registered from several stocks the Fund no longer holds. We were also underweight some of the poorest performers in the technology sector. Lastly, in the utilities sector, the Fund benefited from an underweight position, as well as a strong performance from FPL Group.

The Fund focuses primarily on the large-cap sector, and at the end of the reporting period, the Fund held 94% in large-caps and 5% in mid-caps (using Lipper's market-cap definitions), with the remainder in cash equivalents. The Fund's market-cap strategy did not significantly affect relative performance during the reporting period.

BLUE CHIP FUND

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

\S\ MATTHEW S. WRIGHT

Matthew S. Wright
Portfolio Manager

\S\ CONSTANCE UNGER

Constance Unger
Assistant Portfolio Manager*

November 1, 2006

* Ms. Unger became the Fund's Assistant Portfolio Manager on July 13, 2006.

Fund Expenses
BLUE CHIP FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

--------------------------------------------------------------------------------------------------
                                                  Beginning       Ending
                                                   Account        Account         Expenses Paid
                                                    Value          Value          During Period
                                                   (4/1/06)      (9/30/06)      (4/1/06--9/30/06)*
--------------------------------------------------------------------------------------------------
Expense Example -- Class A Shares
Actual                                           $1,000.00      $1,032.41            $7.29
Hypothetical
(5% annual return before expenses)               $1,000.00      $1,017.90            $7.23
--------------------------------------------------------------------------------------------------
Expense Example -- Class B Shares
Actual                                           $1,000.00      $1,028.49           $10.83
Hypothetical
(5% annual return before expenses)               $1,000.00      $1,014.39           $10.76
--------------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of 1.43% for Class A shares and 2.13% for
  Class B shares, multiplied by the average account value over the period, multiplied by 183/365
  (to reflect the one-half year period).


Portfolio Composition
TOP TEN SECTORS

(BAR CHART DATA:)

Financials                                           20.0%
Information Technology                               15.8%
Health Care                                          13.0%
Consumer Staples                                     11.8%
Industrials                                          11.8%
Consumer Discretionary                               11.1%
Energy                                                9.5%
Materials                                             2.7%
Telecommunication Services                            2.7%
Utilities                                             1.3%

Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2006, and are based on the total market value of investments.

Cumulative Performance Information
BLUE CHIP FUND

Comparison of change in value of $10,000 investment in the First Investors Blue Chip Fund (Class A shares) and the Standard & Poor's 500 Index.

First Investors Blue Chip Fund
Graph Plot Points
for the periods Ended 9/30/06

                   Blue Chip         S&P 500
                        Fund           Index

Dec-96                 9,425          10,000
Dec-97                11,879          13,336
Sep-98                11,695          14,136
Sep-99                14,605          18,066
Sep-00                17,744          20,465
Sep-01                12,264          15,017
Sep-02                 9,330          11,940
Sep-03                10,983          14,853
Sep-04                11,976          16,913
Sep-05                13,264          18,985
Sep-06                14,499          21,034

(INSET BOX IN CHART READS:)

                      Average Annual Total Returns*
Class A Shares     N.A.V. Only      S.E.C. Standardized
  One Year             9.31%               3.01%
  Five Years           3.40%               2.18%
  Ten Years            5.14%               4.52%
Class B Shares
  One Year             8.50%               4.50%
  Five Years           2.67%               2.31%
  Ten Years            4.40%               4.40%

  The graph compares a $10,000 investment in the First Investors Blue Chip Fund (Class A shares) beginning 12/31/96 with a theoretical investment in the Standard & Poor's 500 Index (the "Index"). The Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of such stocks, which represent all major industries. It is not possible to invest directly in this Index. In addition, the Index does not take into account fees and expenses that an investor would incur in purchasing securities in the Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 9/30/06) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%) . The Class B "S.E.C. Standardized" returns are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Ten Years would have been 2.98%, 2.09% and 4.41%, respectively. The Class B "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Ten Years would have been 4.47%, 2.21% and 4.29%, respectively. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Standard & Poor's 500 Index figures are from Standard & Poor's and all other figures are from First Investors Management Company, Inc.

Portfolio of Investments
BLUE CHIP FUND
September 30, 2006

-------------------------------------------------------------------------------------------------------
                                                                                                 Amount
                                                                                               Invested
                                                                                               For Each
                                                                                             $10,000 of
   Shares    Security                                                                Value   Net Assets
-------------------------------------------------------------------------------------------------------
             COMMON STOCKS--99.6%
             Consumer Discretionary--11.1%
   36,200    Best Buy Company, Inc.                                             $1,938,872          $40
   41,100    Carnival Corporation                                                1,932,933           40
   81,300    CBS Corporation - Class "B"                                         2,290,221           48
   51,400    Clear Channel Communications, Inc.                                  1,482,890           31
   50,696  * Comcast Corporation - Class "A"                                     1,868,148           39
   48,900  * Comcast Corporation - Special Class "A"                             1,800,009           37
   99,200    Gap, Inc.                                                           1,879,840           39
   57,200    H&R Block, Inc.                                                     1,243,528           26
   62,400    Hilton Hotels Corporation                                           1,737,840           36
  138,500    Home Depot, Inc.                                                    5,023,395          104
   14,700  * Kohl's Corporation                                                    954,324           20
   97,400    Lowe's Companies, Inc.                                              2,733,044           57
  101,100    McDonald's Corporation                                              3,955,032           82
  148,400    News Corporation - Class "A"                                        2,916,060           60
   33,100    NIKE, Inc. - Class "B"                                              2,900,222           60
   73,800    Target Corporation                                                  4,077,450           84
  258,300    Time Warner, Inc.                                                   4,708,809           98
   52,800    TJX Companies, Inc.                                                 1,479,984           31
   40,300    Tribune Company                                                     1,318,616           27
   62,600  * Viacom, Inc. - Class "B"                                            2,327,468           48
  134,000    Walt Disney Company                                                 4,141,940           86
   30,920  * Wyndham Worldwide Corporation                                         864,832           18
-------------------------------------------------------------------------------------------------------
                                                                                53,575,457        1,111
-------------------------------------------------------------------------------------------------------
             Consumer Staples--11.8%
   74,600    Altria Group, Inc.                                                  5,710,630          118
   68,800    Anheuser-Busch Companies, Inc.                                      3,268,688           68
   88,600    Avon Products, Inc.                                                 2,716,476           56
  142,900    Coca-Cola Company                                                   6,384,772          132
   44,100    Coca-Cola Enterprises, Inc.                                           918,603           19
   27,000    Colgate-Palmolive Company                                           1,676,700           35
   36,800    Costco Wholesale Corporation                                        1,828,224           38
   89,700    CVS Corporation                                                     2,881,164           60
   25,600    Estee Lauder Companies, Inc. - Class "A"                            1,032,448           21
   32,900    General Mills, Inc.                                                 1,862,140           39
   25,800    Hershey Foods Corporation                                           1,379,010           29
   55,800    Kimberly-Clark Corporation                                          3,647,088           76
-------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
BLUE CHIP FUND
September 30, 2006

-------------------------------------------------------------------------------------------------------
                                                                                                 Amount
                                                                                               Invested
                                                                                               For Each
                                                                                             $10,000 of
   Shares    Security                                                                Value   Net Assets
-------------------------------------------------------------------------------------------------------
             Consumer Staples (continued)
   96,900    PepsiCo, Inc.                                                      $6,323,694         $131
  130,040    Procter & Gamble Company                                            8,059,879          167
   47,800    Walgreen Company                                                    2,121,842           44
  146,100    Wal-Mart Stores, Inc.                                               7,205,652          150
-------------------------------------------------------------------------------------------------------
                                                                                57,017,010        1,183
-------------------------------------------------------------------------------------------------------
             Energy--9.5%
   33,800    BP PLC (ADR)                                                        2,216,604           46
  159,200    Chevron Corporation                                                10,325,712          214
   81,870    ConocoPhillips                                                      4,873,721          101
  231,000    ExxonMobil Corporation                                             15,500,100          322
   74,600    Halliburton Company                                                 2,122,370           44
   84,200    Schlumberger, Ltd.                                                  5,222,926          108
   55,100  * Transocean, Inc.                                                    4,034,973           84
   29,200    Valero Energy Corporation                                           1,502,924           31
-------------------------------------------------------------------------------------------------------
                                                                                45,799,330          950
-------------------------------------------------------------------------------------------------------
             Financials--20.0%
   44,000    ACE, Ltd.                                                           2,408,120           50
   27,700    Allstate Corporation                                                1,737,621           36
   89,500    American Express Company                                            5,019,160          104
  121,600    American International Group, Inc.                                  8,057,216          167
   17,900    Ameriprise Financial, Inc.                                            839,510           17
  186,166    Bank of America Corporation                                         9,972,913          207
  117,700    Bank of New York Company, Inc.                                      4,150,102           86
      750  * Berkshire Hathaway, Inc. - Class "B"                                2,380,500           49
   43,100    Capital One Financial Corporation                                   3,390,246           70
   33,800    Chubb Corporation                                                   1,756,248           36
  250,500    Citigroup, Inc.                                                    12,442,335          258
   28,600    Fannie Mae                                                          1,599,026           33
   40,500    Freddie Mac                                                         2,686,365           56
    8,800    Goldman Sachs Group, Inc.                                           1,488,696           31
  170,968    JPMorgan Chase & Company                                            8,028,657          167
   19,000    Lehman Brothers Holdings, Inc.                                      1,403,340           29
   40,500    Marsh & McLennan Companies, Inc.                                    1,140,075           24
   36,600    Mellon Financial Corporation                                        1,431,060           30
   47,600    Merrill Lynch & Company, Inc.                                       3,723,272           77
   80,300    Morgan Stanley                                                      5,854,673          121
-------------------------------------------------------------------------------------------------------




-------------------------------------------------------------------------------------------------------
                                                                                                 Amount
                                                                                               Invested
                                                                                               For Each
                                                                                             $10,000 of
   Shares    Security                                                                Value   Net Assets
-------------------------------------------------------------------------------------------------------
             Financials (continued)
   41,000    St. Paul Travelers Companies, Inc.                                 $1,922,490          $40
   20,500    SunTrust Banks, Inc.                                                1,584,240           33
   56,500    U.S. Bancorp                                                        1,876,930           39
   75,600    Wachovia Corporation                                                4,218,480           88
   62,000    Washington Mutual, Inc.                                             2,695,140           56
  126,200    Wells Fargo & Company                                               4,565,916           95
-------------------------------------------------------------------------------------------------------
                                                                                96,372,331        1,999
-------------------------------------------------------------------------------------------------------
             Health Care--13.0%
   93,500    Abbott Laboratories                                                 4,540,360           94
   80,800    Aetna, Inc.                                                         3,195,640           66
   75,700  * Amgen, Inc.                                                         5,414,821          112
   39,500    Baxter International, Inc.                                          1,795,670           37
   95,700  * Boston Scientific Corporation                                       1,415,403           29
  127,800    Bristol-Myers Squibb Company                                        3,184,776           66
  166,800    Johnson & Johnson                                                  10,831,992          225
   80,700    Medtronic, Inc.                                                     3,747,708           78
   63,200    Merck & Company, Inc.                                               2,648,080           55
   84,500    Novartis AG (ADR)                                                   4,938,180          103
  359,560    Pfizer, Inc.                                                       10,197,122          212
   35,200  * St. Jude Medical, Inc.                                              1,242,208           26
   36,800    Teva Pharmaceutical Industries, Ltd. (ADR)                          1,254,512           26
   26,400  * Triad Hospitals, Inc.                                               1,162,392           24
   80,800    UnitedHealth Group, Inc.                                            3,975,360           83
   60,100    Wyeth                                                               3,055,484           63
-------------------------------------------------------------------------------------------------------
                                                                                62,599,708        1,299
-------------------------------------------------------------------------------------------------------
             Industrials--11.8%
   51,100    3M Company                                                          3,802,862           79
   36,600    Boeing Company                                                      2,885,910           60
   44,700    Caterpillar, Inc.                                                   2,941,260           61
   33,000    Dover Corporation                                                   1,565,520           32
   38,100    Emerson Electric Company                                            3,195,066           66
  409,000    General Electric Company                                           14,437,700          299
   55,300    Honeywell International, Inc.                                       2,261,770           47
   29,400    Illinois Tool Works, Inc.                                           1,320,060           27
   24,800    ITT Industries, Inc.                                                1,271,496           26
   42,300    Lockheed Martin Corporation                                         3,640,338           76
   78,300    Masco Corporation                                                   2,146,986           45
-------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
BLUE CHIP FUND
September 30, 2006

-------------------------------------------------------------------------------------------------------
                                                                                                 Amount
                                                                                               Invested
                                                                                               For Each
Principal                                                                                    $10,000 of
   Amount    Security                                                                Value   Net Assets
-------------------------------------------------------------------------------------------------------
             Industrials (continued)
   34,500    Northrop Grumman Corporation                                       $2,348,415          $49
  164,900    Tyco International, Ltd.                                            4,615,551           96
   19,000    Union Pacific Corporation                                           1,672,000           35
   37,400    United Parcel Service, Inc. - Class "B"                             2,690,556           56
   93,700    United Technologies Corporation                                     5,935,895          123
-------------------------------------------------------------------------------------------------------
                                                                                56,731,385        1,177
-------------------------------------------------------------------------------------------------------
             Information Technology--15.8%
   37,400    Accenture, Ltd. - Class "A"                                         1,185,954           25
   34,500    Analog Devices, Inc.                                                1,013,955           21
   15,400  * Apple Computer, Inc.                                                1,186,262           25
   77,100    Applied Materials, Inc.                                             1,366,983           28
   27,000    Automatic Data Processing, Inc.                                     1,278,180           26
  234,200  * Cisco Systems, Inc.                                                 5,386,600          112
  128,200  * Corning, Inc.                                                       3,129,362           65
  166,700  * Dell, Inc.                                                          3,807,428           79
   31,500  * eBay, Inc.                                                            893,340           19
  338,600  * EMC Corporation                                                     4,056,428           84
   93,200    First Data Corporation                                              3,914,400           81
   92,600    Hewlett-Packard Company                                             3,397,494           70
  320,200    Intel Corporation                                                   6,586,514          137
   71,700    International Business Machines Corporation                         5,875,098          122
   38,600    Maxim Integrated Products, Inc.                                     1,083,502           22
  505,300    Microsoft Corporation                                              13,809,849          286
   96,300    Motorola, Inc.                                                      2,407,500           50
  201,200    Nokia Corporation - Class "A" (ADR)                                 3,961,628           82
  208,100  * Oracle Corporation                                                  3,691,694           77
   40,500    QUALCOMM, Inc.                                                      1,472,175           31
   96,191  * Symantec Corporation                                                2,046,944           42
  109,900    Texas Instruments, Inc.                                             3,654,175           76
   55,300  * Xerox Corporation                                                     860,468           18
-------------------------------------------------------------------------------------------------------
                                                                                76,065,933        1,578
-------------------------------------------------------------------------------------------------------
             Materials--2.7%
   53,600    Alcoa, Inc.                                                         1,502,944           31
   83,956  * Cemex SA de CV (ADR)                                                2,525,396           52
   87,900    Dow Chemical Company                                                3,426,342           71
   57,900    DuPont (E.I.) de Nemours & Company                                  2,480,436           52
-------------------------------------------------------------------------------------------------------




-------------------------------------------------------------------------------------------------------
                                                                                                 Amount
                                                                                               Invested
Shares or                                                                                      For Each
Principal                                                                                    $10,000 of
   Amount    Security                                                                Value   Net Assets
-------------------------------------------------------------------------------------------------------
             Materials (continued)
   66,200    International Paper Company                                        $2,292,506          $48
   18,300    Newmont Mining Corporation                                            782,325           16
-------------------------------------------------------------------------------------------------------
                                                                                13,009,949          270
-------------------------------------------------------------------------------------------------------
             Telecommunication Services--2.6%
  145,800    AT&T, Inc.                                                          4,747,248           98
  206,366    Sprint Nextel Corporation                                           3,539,178           73
  121,500    Verizon Communications, Inc.                                        4,511,295           94
-------------------------------------------------------------------------------------------------------
                                                                                12,797,721          265
-------------------------------------------------------------------------------------------------------
             Utilities--1.3%
  160,700    Duke Energy Corporation                                             4,853,140          100
   30,800    FPL Group, Inc.                                                     1,386,000           29
-------------------------------------------------------------------------------------------------------
                                                                                 6,239,140          129
-------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $345,650,190)                               480,207,964        9,961
-------------------------------------------------------------------------------------------------------
             SHORT-TERM CORPORATE NOTES--.4%
   $1,000M   ChevronTexaco Funding Corp., 5.2%, 10/6/06                            999,132           21
    1,000M   Toyota Motor Credit Co., 5.2%, 10/10/06                               998,555           21
-------------------------------------------------------------------------------------------------------
Total Value of Short-Term Corporate Notes (cost $1,997,687)                      1,997,687           42
-------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $347,647,877)                       100.0%    482,205,651       10,003
Excess of Liabilities Over Other Assets                                 --        (139,557)          (3)
-------------------------------------------------------------------------------------------------------
Net Assets                                                           100.0%   $482,066,094      $10,000
=======================================================================================================

* Non-income producing

  Summary of Abbreviations:
  ADR    American Depositary Receipts

See notes to financial statements


Portfolio Manager's Letter
GROWTH & INCOME FUND

Dear Investor:

This is the annual report for the First Investors Growth & Income Fund for the fiscal year ended September 30, 2006. During the period, the Fund's return on a net asset value basis was 8.1% for Class A shares and 7.3% for Class B shares, including dividends of 5.0 cents per share on Class A shares.

The Fund's performance was driven by better than expected corporate earnings, increased mergers and acquisition activity and solid performance of the equity markets.

The Fund's absolute performance was largely the result of the Fund's investments in the financials, technology, industrials, consumer discretionary and materials sectors. Overall stock selection benefited investments most notably in the technology, consumer discretionary and health care sectors. Overweight positions in the industrials and materials areas also contributed positively.

Notable performers included Hewlett Packard, which gained market share versus competitors and rebounded under new leadership; Orient-Express Hotels, which benefited from a resurgence in luxury travel and strong pricing; and Thermo Electron, a designer and maker of instrumentation for data collection and analysis, which benefited from a restructuring program and strong end-market demand.

The Fund continued to benefit from strong merger and acquisitions activity among its holdings. During the fiscal year, 13 of our holdings received merger offers, which are either closed or still pending. The most notable contributors were the takeover of Russell Corp. by Berkshire Hathaway, the purchase of thrift institution Independence Community Bank by Sovereign Financial, the takeover of specialty pharmaceutical distributor and generic drug maker ANDRX by Watson Pharmaceuticals and the pending takeover of crafts retailer Michaels Stores by a consortium of private investors.

The Fund's multi-cap strategy hurt the Fund's performance relative to the S&P 500 Index during the fiscal year. The Fund maintained a diverse allocation strategy, which at the end of the reporting period was 54% large cap, 21% mid cap and 25% small cap, according to Lipper's market capitalization ranges. While the large- and mid-cap components delivered satisfactory results, stock selection in the small-cap area detracted from performance.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

\S\ EDWIN D. MISKA

Edwin D. Miska
Director of Equities
First Investors Management Company, Inc.
and Portfolio Manager

November 1, 2006

Fund Expenses
GROWTH & INCOME FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

--------------------------------------------------------------------------------------------------
                                                  Beginning       Ending
                                                   Account        Account         Expenses Paid
                                                    Value          Value          During Period
                                                   (4/1/06)      (9/30/06)      (4/1/06--9/30/06)*
--------------------------------------------------------------------------------------------------
Expense Example -- Class A Shares
Actual                                           $1,000.00        $993.62              $6.75
Hypothetical
(5% annual return before expenses)               $1,000.00      $1,018.30              $6.83
--------------------------------------------------------------------------------------------------
Expense Example -- Class B Shares
Actual                                           $1,000.00        $990.10             $10.23
Hypothetical
(5% annual return before expenses)               $1,000.00      $1,014.79             $10.35
--------------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of 1.35% for Class A shares and 2.05% for
  Class B shares, multiplied by the average account value over the period, multiplied by 183/365
  (to reflect the one-half year period).


Portfolio Composition
TOP TEN SECTORS

(BAR CHART DATA:)

Consumer Discretionary                               17.8%
Information Technology                               17.4%
Financials                                           15.9%
Industrials                                          13.6%
Health Care                                          12.5%
Energy                                                7.7%
Consumer Staples                                      7.2%
Materials                                             5.8%
Telecommunication Services                            1.1%
Utilities                                             0.9%

Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2006, and are based on the total market value of investments.

Cumulative Performance Information
GROWTH & INCOME FUND

Comparison of change in value of $10,000 investment in the First Investors Growth & Income Fund (Class A shares) and the Standard & Poor's 500 Index.

First Investors Growth & Income Fund
Graph Plot Points
for the periods Ended 9/30/06

                   Growth & Income            S&P 500
                              Fund              Index

Oct-96                       9,425             10,000
Oct-97                      11,898             13,211
Sep-98                      12,949             14,905
Sep-99                      16,025             19,048
Sep-00                      19,440             21,578
Sep-01                      14,404             15,834
Sep-02                      11,446             12,589
Sep-03                      13,906             15,661
Sep-04                      15,846             17,833
Sep-05                      17,975             20,018
Sep-06                      19,423             22,178

(INSET BOX IN CHART READS:)

                      Average Annual Total Returns*
Class A Shares     N.A.V. Only      S.E.C. Standardized
  One Year            8.06%               1.87%
  Five Years          6.16%               4.91%
  Ten Years           7.60%               6.97%

Class B Shares
  One Year            7.28%               3.28%
  Five Years          5.41%               5.08%
  Ten Years           6.87%               6.87%

  The graph compares a $10,000 investment in the First Investors Growth & Income Fund (Class A shares) beginning 10/31/96 with a theoretical investment in the Standard & Poor's 500 Index (the "Index"). The Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of such stocks, which represent all major industries. It is not possible to invest directly in this Index. In addition, the Index does not take into account fees and expenses that an investor would incur in purchasing securities in the Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 9/30/06) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02 the maximum sales charge was 6.25%) . The Class B "S.E.C. Standardized" returns are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During certain of the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for Ten years would have been 6.96% . The Class B "S.E.C. Standardized" Average Annual Total Return for Ten Years would have been 6.86% . Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Standard & Poor's 500 Index figures are from Standard & Poor's and all other figures are from First Investors Management Company, Inc.

Portfolio of Investments
GROWTH & INCOME FUND
September 30, 2006

-------------------------------------------------------------------------------------------------------
                                                                                                 Amount
                                                                                               Invested
                                                                                               For Each
                                                                                             $10,000 of
   Shares    Security                                                                Value   Net Assets
-------------------------------------------------------------------------------------------------------
             COMMON STOCKS--99.2%
             Consumer Discretionary--17.7%
  212,500  * Blockbuster, Inc. - Class "A"                                        $816,000          $11
  100,000    Carnival Corporation                                                4,703,000           63
  200,000    CBS Corporation - Class "B"                                         5,634,000           76
  200,000    Clear Channel Communications, Inc.                                  5,770,000           77
  195,602  * Cost Plus, Inc.                                                     2,341,356           31
  281,600    Dollar General Corporation                                          3,838,208           52
  250,000  * Eddie Bauer Holdings, Inc.                                          2,687,500           36
  200,000    Foot Locker, Inc.                                                   5,050,000           68
   50,000    Genuine Parts Company                                               2,156,500           29
  375,000    H&R Block, Inc.                                                     8,152,500          110
  165,000    Home Depot, Inc.                                                    5,984,550           80
   55,000    J.C. Penney Company, Inc. (Holding Co.)                             3,761,450           51
  100,000    Jones Apparel Group, Inc.                                           3,244,000           44
  114,700    Kenneth Cole Productions, Inc. - Class "A"                          2,795,239           37
  155,000    Leggett & Platt, Inc.                                               3,879,650           52
  203,900  * Lincoln Educational Services Corporation                            3,335,804           45
  215,000    McDonald's Corporation                                              8,410,800          113
   75,000    Michaels Stores, Inc.                                               3,265,500           44
  197,500  * Morgans Hotel Group Company                                         2,468,750           33
  175,000    Movado Group, Inc.                                                  4,448,500           60
  215,000    Newell Rubbermaid, Inc.                                             6,088,800           82
  240,000    Orient-Express Hotels, Ltd.                                         8,971,200          121
   70,000    Polo Ralph Lauren Corporation - Class "A"                           4,528,300           61
  275,000  * Quiksilver, Inc.                                                    3,341,250           45
  300,000    RadioShack Corporation                                              5,790,000           78
   90,000    Sherwin-Williams Company                                            5,020,200           67
   90,000  * Steiner Leisure, Ltd.                                               3,784,500           51
  112,500  * Viacom, Inc. - Class "B"                                            4,182,750           56
  500,000    Westwood One, Inc.                                                  3,540,000           48
  140,000  * Wyndham Worldwide Corporation                                       3,915,800           53
-------------------------------------------------------------------------------------------------------
                                                                               131,906,107        1,774
-------------------------------------------------------------------------------------------------------
             Consumer Staples--7.2%
  147,500    Altria Group, Inc.                                                 11,291,125          152
  150,000    Avon Products, Inc.                                                 4,599,000           62
      750  * Bare Escentuals, Inc.                                                  20,363           --
  125,000  * Chattem, Inc.                                                       4,390,000           59
   52,500    Coca-Cola Company                                                   2,345,700           32
-------------------------------------------------------------------------------------------------------




-------------------------------------------------------------------------------------------------------
                                                                                                 Amount
                                                                                               Invested
                                                                                               For Each
                                                                                             $10,000 of
   Shares    Security                                                                Value   Net Assets
-------------------------------------------------------------------------------------------------------
             Consumer Staples (continued)
  125,000    CVS Corporation                                                    $4,015,000          $54
  350,000    Nu Skin Enterprises, Inc. - Class "A"                               6,132,000           82
   50,000    PepsiCo, Inc.                                                       3,263,000           44
  342,300  * Prestige Brands Holdings, Inc.                                      3,813,222           51
   77,500    Procter & Gamble Company                                            4,803,450           65
   91,763    Tootsie Roll Industries, Inc.                                       2,689,574           36
   90,000    Wal-Mart Stores, Inc.                                               4,438,800           60
   55,000    WD-40 Company                                                       1,961,850           26
-------------------------------------------------------------------------------------------------------
                                                                                53,763,084          723
-------------------------------------------------------------------------------------------------------
             Energy--7.7%
   60,000    Anadarko Petroleum Corporation                                      2,629,800           35
      770  * Aventine Renewable Energy Holdings, Inc.                               16,470           --
  100,000    Chesapeake Energy Corporation                                       2,898,000           39
   90,000    ConocoPhillips                                                      5,357,700           72
  115,000    ExxonMobil Corporation                                              7,716,500          104
   20,000  * Houston Exploration Company                                         1,103,000           15
    7,153    Hugoton Royalty Trust                                                 188,482            3
   16,548    Marathon Oil Corporation                                            1,272,541           17
   80,000    Noble Corporation                                                   5,134,400           69
   20,400  * PHI, Inc. - Non Voting Shares                                         621,588            8
  100,000    Sasol, Ltd. (ADR)                                                   3,289,000           44
  150,000    Suncor Energy, Inc.                                                10,807,500          145
   84,500  * Swift Energy Company                                                3,533,790           48
      800    Technip SA (ADR)                                                       45,576            1
  100,000  * Transocean, Inc.                                                    7,323,000           99
  120,000    XTO Energy, Inc.                                                    5,055,600           68
-------------------------------------------------------------------------------------------------------
                                                                                56,992,947          767
-------------------------------------------------------------------------------------------------------
             Financials--15.3%
   52,000    American Express Company                                            2,916,160           39
  100,000    American International Group, Inc.                                  6,626,000           89
   10,000    Ameriprise Financial, Inc.                                            469,000            6
  130,000    Astoria Financial Corporation                                       4,006,600           54
  150,000    Bank of America Corporation                                         8,035,500          108
  150,000    Brookline Bancorp, Inc.                                             2,062,500           28
  134,000    Citigroup, Inc.                                                     6,655,780           90
  200,000    Colonial BancGroup, Inc.                                            4,900,000           66
  177,500    JPMorgan Chase & Company                                            8,335,400          112
-------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
GROWTH & INCOME FUND
September 30, 2006

-------------------------------------------------------------------------------------------------------
                                                                                                 Amount
                                                                                               Invested
                                                                                               For Each
                                                                                             $10,000 of
   Shares    Security                                                                Value   Net Assets
-------------------------------------------------------------------------------------------------------
             Financials (continued)
   65,000    Lehman Brothers Holdings, Inc.                                     $4,800,900          $65
   75,000    Merrill Lynch & Company, Inc.                                       5,866,500           79
   90,000    Morgan Stanley                                                      6,561,900           88
  230,000    New York Community Bancorp, Inc.                                    3,767,400           51
  250,000    NewAlliance Bancshares, Inc.                                        3,662,500           49
  150,000    North Fork Bancorporation, Inc.                                     4,296,000           58
   50,000    Plum Creek Timber Company, Inc. (REIT)                              1,702,000           23
  120,000    South Financial Group, Inc.                                         3,123,600           42
  231,000    Sovereign Bancorp, Inc.                                             4,968,810           67
   65,000    SunTrust Banks, Inc.                                                5,023,200           68
  200,000    U.S. Bancorp                                                        6,644,000           89
  140,970    U.S.B. Holding Company, Inc.                                        3,109,798           42
  100,000    Wachovia Corporation                                                5,580,000           75
  132,500    Washington Mutual, Inc.                                             5,759,775           77
  140,000    Wells Fargo & Company                                               5,065,200           68
-------------------------------------------------------------------------------------------------------
                                                                               113,938,523        1,533
-------------------------------------------------------------------------------------------------------
             Health Care--12.5%
  160,000    Abbott Laboratories                                                 7,769,600          105
  100,000    Aetna, Inc.                                                         3,955,000           53
   46,700  * Amgen, Inc.                                                         3,340,451           45
   22,417    Baxter International, Inc.                                          1,019,077           14
   55,000    Biomet, Inc.                                                        1,770,450           24
  100,000  * Boston Scientific Corporation                                       1,479,000           20
   60,000  * Charles River Laboratories International, Inc.                      2,604,600           35
   20,000  * Genentech, Inc.                                                     1,654,000           22
  155,000    Johnson & Johnson                                                  10,065,700          135
   50,000  * Laboratory Corporation of America Holdings                          3,278,500           44
   75,000    Medtronic, Inc.                                                     3,483,000           47
   80,000    Merck & Company, Inc.                                               3,352,000           45
   50,000  * Momenta Pharmaceutical, Inc.                                          676,000            9
  425,000    Pfizer, Inc.                                                       12,053,000          162
  110,000    Sanofi-Aventis (ADR)                                                4,891,700           66
  175,000  * St. Jude Medical, Inc.                                              6,175,750           83
   40,000    Stryker Corporation                                                 1,983,600           27
  115,000  * Thermo Electron Corporation                                         4,522,950           61
   75,000  * Triad Hospitals, Inc.                                               3,302,250           44
  106,000  * TriZetto Group, Inc.                                                1,604,840           22
-------------------------------------------------------------------------------------------------------




-------------------------------------------------------------------------------------------------------
                                                                                                 Amount
                                                                                               Invested
                                                                                               For Each
                                                                                             $10,000 of
   Shares    Security                                                                Value   Net Assets
-------------------------------------------------------------------------------------------------------
             Health Care (continued)
   55,000    UnitedHealth Group, Inc.                                           $2,706,000          $36
   50,000  * Waters Corporation                                                  2,264,000           30
  175,000    Wyeth                                                               8,897,000          120
-------------------------------------------------------------------------------------------------------
                                                                                92,848,468        1,249
-------------------------------------------------------------------------------------------------------
             Industrials--13.6%
  155,000    3M Company                                                         11,535,100          155
    7,500  * Acco Brands Corporation                                               166,950            2
   84,600    Alexander & Baldwin, Inc.                                           3,753,702           51
   52,500    Avis Budget Group, Inc.                                               960,225           13
  100,000    Barnes Group, Inc.                                                  1,756,000           24
  142,300  * BE Aerospace, Inc.                                                  3,001,107           40
   90,000    Burlington Northern Santa Fe Corporation                            6,609,600           89
   36,000    Eaton Corporation                                                   2,478,600           33
  223,000  * Gardner Denver, Inc.                                                7,376,840           99
   45,000    Harsco Corporation                                                  3,494,250           47
  197,500    Honeywell International, Inc.                                       8,077,750          109
  100,000    Illinois Tool Works, Inc.                                           4,490,000           60
  282,600    Knoll, Inc.                                                         5,708,520           77
   55,000    Lockheed Martin Corporation                                         4,733,300           64
  200,000  * Navigant Consulting, Inc.                                           4,012,000           54
   90,000    Northrop Grumman Corporation                                        6,126,300           82
  107,500  * PGT, Inc.                                                           1,511,450           20
  200,000  * Pinnacle Airlines Corporation                                       1,482,000           20
   97,500    Precision Castparts Corporation                                     6,158,100           83
   50,000    Steelcase, Inc. - Class "A"                                           784,500           11
  140,000    TAL International Group, Inc.                                       2,969,400           40
  163,200    Tyco International, Ltd.                                            4,567,968           61
  150,000    United Technologies Corporation                                     9,502,500          128
-------------------------------------------------------------------------------------------------------
                                                                               101,256,162        1,362
-------------------------------------------------------------------------------------------------------
             Information Technology--17.4%
   70,000    Amphenol Corporation - Class "A"                                    4,335,100           58
  150,000  * Arris Group, Inc.                                                   1,719,000           23
  300,000  * Cisco Systems, Inc.                                                 6,900,000           93
  240,000  * Electronics for Imaging, Inc.                                       5,491,200           74
  412,500  * EMC Corporation                                                     4,941,750           66
  300,000  * Entrust, Inc.                                                       1,038,000           14
  120,000    First Data Corporation                                              5,040,000           68
-------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
GROWTH & INCOME FUND
September 30, 2006

-------------------------------------------------------------------------------------------------------
                                                                                                 Amount
                                                                                               Invested
                                                                                               For Each
                                                                                             $10,000 of
   Shares    Security                                                                Value   Net Assets
-------------------------------------------------------------------------------------------------------
             Information Technology (continued)
  165,000    Hewlett-Packard Company                                            $6,053,850          $81
  185,000    Intel Corporation                                                   3,805,450           51
  115,000    International Business Machines Corporation                         9,423,100          127
   85,000  * International Rectifier Corporation                                 2,961,400           40
   60,000  * Komag, Inc.                                                         1,917,600           26
   50,000  * Lam Research Corporation                                            2,266,500           31
  350,000    Microsoft Corporation                                               9,565,500          129
  275,000    Motorola, Inc.                                                      6,875,000           92
  100,400  * NCI, Inc. - Class "A"                                               1,203,795           16
  375,000    Nokia Corporation - Class "A" (ADR)                                 7,383,750           99
  120,000  * OmniVision Technologies, Inc.                                       1,712,400           23
  360,000  * Openwave Systems, Inc.                                              3,369,600           45
  249,400  * Parametric Technology Corporation                                   4,354,524           59
  114,500  * Paxar Corporation                                                   2,287,710           31
  375,000  * Powerwave Technologies, Inc.                                        2,850,000           38
  135,000    QUALCOMM, Inc.                                                      4,907,250           66
  325,000  * Silicon Image, Inc.                                                 4,134,000           56
  349,800  * Smart Modular Technologies (WWH), Inc.                              3,487,506           47
  359,840  * Symantec Corporation                                                7,657,395          103
  400,000  * TIBCO Software, Inc.                                                3,592,000           48
   93,200  * Varian Semiconductor Equipment Associates, Inc.                     3,420,440           46
  140,000  * VeriSign, Inc.                                                      2,828,000           38
  175,000    Xilinx, Inc.                                                        3,841,250           52
-------------------------------------------------------------------------------------------------------
                                                                               129,363,070        1,740
-------------------------------------------------------------------------------------------------------
             Materials--5.8%
  110,000    Ashland, Inc.                                                       7,015,800           94
  300,000    Celanese Corporation                                                5,370,000           72
  115,000    Commercial Metals Company                                           2,337,950           31
  105,000    Dow Chemical Company                                                4,092,900           55
   60,000    Freeport-McMoRan Copper &
               Gold, Inc. - Class "B"                                            3,195,600           43
  115,000    Lubrizol Corporation                                                5,258,950           71
   45,000    PPG Industries, Inc.                                                3,018,600           41
   65,000    Praxair, Inc.                                                       3,845,400           52
  200,000    RPM International, Inc.                                             3,798,000           51
  120,000    Temple-Inland, Inc.                                                 4,812,000           65
-------------------------------------------------------------------------------------------------------
                                                                                42,745,200          575
-------------------------------------------------------------------------------------------------------




-------------------------------------------------------------------------------------------------------
                                                                                                 Amount
                                                                                               Invested
Shares or                                                                                      For Each
Principal                                                                                    $10,000 of
   Amount    Security                                                                Value   Net Assets
-------------------------------------------------------------------------------------------------------
             Telecommunication Services--1.1%
  165,000    AT&T, Inc.                                                         $5,372,400          $72
   75,000    Verizon Communications, Inc.                                        2,784,750           38
-------------------------------------------------------------------------------------------------------
                                                                                 8,157,150          110
-------------------------------------------------------------------------------------------------------
             Utilities--.9%
  115,400    Atmos Energy Corporation                                            3,294,670           44
   75,000    Consolidated Edison, Inc.                                           3,465,000           47
-------------------------------------------------------------------------------------------------------
                                                                                 6,759,670           91
-------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $595,667,392)                               737,730,381        9,924
-------------------------------------------------------------------------------------------------------
             CONVERTIBLE PREFERRED STOCKS--.5%
             Financials
   50,000    Hartford Financial Services Group, Inc.,
               6%, 2006 (cost $2,277,018)                                        3,818,750           52
-------------------------------------------------------------------------------------------------------
             SHORT-TERM CORPORATE NOTES--.2%
   $1,200M   ChevronTexaco Funding Corp., 5.22%, 10/17/06
               (cost $1,197,041)                                                 1,197,041           16
-------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $599,141,451)                        99.9%    742,746,172        9,992
Other Assets, Less Liabilities                                          .1         609,155            8
-------------------------------------------------------------------------------------------------------
Net Assets                                                           100.0%   $743,355,327      $10,000
=======================================================================================================

* Non-income producing

  Summary of Abbreviations:
  ADR    American Depositary Receipts
  REIT   Real Estate Investment Trust

See notes to financial statements


Portfolio Manager's Letter
ALL-CAP GROWTH FUND

Dear Investor:

This is the annual report for the First Investors All-Cap Growth Fund for the fiscal year ended September 30, 2006. During the period, the Fund's return on a net asset value basis was 5.0% for Class A shares and 4.3% for Class B shares.

The Fund's positive performance during the reporting period was attributable in part to the solid results of the equity markets. In addition, the Fund's multi-cap strategy aided performance, as mid- and small-cap equity holdings outperformed their larger-cap counterparts. At the end of the reporting period, the Fund's market-cap allocation was 71.9% large-cap, 21.7% mid-cap and 6.4% small-cap, as defined in the Fund's prospectus.

Favorable security selection in the financials, industrials, and health care sectors benefited performance relative to the Russell 3000 Growth Index. Top individual contributors included Network Appliance, a technology hardware company, which is gaining market share in the health storage industry due to their unified mid-range architecture and strong growth rate. AstraZeneca benefited from strong performance from their top five pharmaceutical offerings, including Crestor and Nexium. The Chicago Mercantile Exchange benefited from strong growth in energy, electronic options and foreign exchange trading growth during the period.

Security selection in the information technology and consumer discretionary sectors hurt relative performance. Negative results within these sectors were primarily driven by semiconductor holding Marvell Technology, which has suffered from a lack of seasonal growth in its drive and PC businesses; and Electronic Arts, a software company, which has struggled to improve margins as development costs on new initiatives are high. XM Satellite Radio declined after struggling with disappointing subscriber numbers and product availability issues through the first half of the year.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

\S\ ANDREW J. SHILLING

Andrew J. Shilling
Portfolio Manager

November 1, 2006

Fund Expenses
ALL-CAP GROWTH FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

--------------------------------------------------------------------------------------------------
                                                  Beginning       Ending
                                                   Account        Account         Expenses Paid
                                                    Value          Value          During Period
                                                   (4/1/06)      (9/30/06)      (4/1/06--9/30/06)*
--------------------------------------------------------------------------------------------------
Expense Example -- Class A Shares
Actual                                           $1,000.00        $962.58             $7.38
Hypothetical
  (5% annual return before expenses)             $1,000.00      $1,017.55             $7.59
--------------------------------------------------------------------------------------------------
Expense Example -- Class B Shares
Actual                                           $1,000.00        $960.04            $10.81
Hypothetical
  (5% annual return before expenses)             $1,000.00      $1,014.04            $11.11
--------------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of 1.50% for Class A shares and 2.20% for
  Class B shares, multiplied by the average account value over the period, multiplied by 183/365
  (to reflect the one-half year period).


Portfolio Composition
BY SECTOR

(BAR CHART DATA:)

Information Technology                               27.9%
Industrials                                          17.7%
Health Care                                          17.1%
Financials                                           14.4%
Consumer Discretionary                                7.4%
Energy                                                5.0%
Telecommunication Services                            3.2%
Consumer Staples                                      2.1%
Utilities                                             1.6%
Materials                                             0.8%

Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2006, and are based on the total market value of investments.

Cumulative Performance Information
ALL-CAP GROWTH FUND

Comparison of change in value of $10,000 investment in the First Investors All-Cap Growth Fund (Class A shares) and the Russell 3000 Growth Index.

First Investors All-Cap Growth Fund
Graph Plot Points
for the periods Ended 9/30/06

                     All-Cap         Russell
                      Growth     3000 Growth
                        Fund           Index

Oct-00                 9,425          10,000
Sep-01                 6,155           6,001
Sep-02                 5,024           4,667
Sep-03                 6,362           5,925
Sep-04                 7,352           6,388
Sep-05                 8,313           7,163
Sep-06                 8,728           7,597

(INSET BOX IN CHART READS:)
                                  Average Annual Total Returns*
Class A Shares                 N.A.V. Only      S.E.C. Standardized
  One Year                        4.99%              (1.07%)
  Five Years                      7.24%               5.97%
  Since Inception (10/25/00)     (1.29%)             (2.27%)

Class B Shares
  One Year                        4.34%               0.34%
  Five Years                      6.50%               6.18%
  Since Inception (10/25/00)     (1.96%)             (2.13%)

  The graph compares a $10,000 investment in the First Investors All-Cap Growth Fund (Class A shares) beginning 10/25/00 (inception date) with a theoretical investment in the Russell 3000 Growth Index (the "Index"). The Index is an unmanaged index that measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values (the Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization). It is not possible to invest directly in this Index. In addition, the Index does not take into account fees and expenses that an investor would incur in purchasing securities in the Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in the sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures are for the periods ended 9/30/06. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B "S.E.C. Standardized" returns are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Total Return Since Inception would have been (2.37%) . The Class B "S.E.C. Standardized" Total Return Since Inception would have been (2.17%) . Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Russell 3000 Growth Index figures are from Frank Russell and Company and all other figures are from First Investors Management Company, Inc.

Portfolio of Investments
ALL-CAP GROWTH FUND
September 30, 2006

-------------------------------------------------------------------------------------------------------
                                                                                                 Amount
                                                                                               Invested
                                                                                               For Each
                                                                                             $10,000 of
   Shares    Security                                                                Value   Net Assets
-------------------------------------------------------------------------------------------------------
             COMMON STOCKS--96.9%
             Consumer Discretionary--7.3%
   24,850  * California Pizza Kitchen, Inc.                                       $743,761          $34
   37,400  * CarMax, Inc.                                                        1,559,954           71
   19,150  * Focus Media Holding, Ltd. (ADR)                                     1,109,168           51
    3,410  * GameStop Corporation - Class "B"                                      152,461            7
   23,100  * Gildan Activewear, Inc.                                             1,119,426           51
   59,000    PETsMART, Inc.                                                      1,637,250           75
   43,360  * Pinnacle Entertainment, Inc.                                        1,219,283           56
   49,590    Starwood Hotels & Resorts Worldwide, Inc.                           2,836,052          130
   16,710  * Tween Brands, Inc.                                                    628,296           29
   37,600  * Univision Communications, Inc. - Class "A"                          1,291,184           59
  113,396    Walt Disney Company                                                 3,505,070          160
    6,500    Williams-Sonoma, Inc.                                                 210,535            9
-------------------------------------------------------------------------------------------------------
                                                                                16,012,440          732
-------------------------------------------------------------------------------------------------------
             Consumer Staples--2.1%
    5,500  * Bare Escentuals, Inc.                                                 149,325            7
   21,000    Clorox Company                                                      1,323,000           60
    6,800  * Herbalife, Ltd.                                                       257,584           12
   19,000    PepsiCo, Inc.                                                       1,239,940           57
   42,200    SUPERVALU, Inc.                                                     1,251,230           57
    7,900    Wal-Mart Stores, Inc.                                                 389,628           18
-------------------------------------------------------------------------------------------------------
                                                                                 4,610,707          211
-------------------------------------------------------------------------------------------------------
             Energy--4.9%
   21,450    Arch Coal, Inc.                                                       620,119           28
   12,145    Cabot Oil & Gas Corporation - Class "A"                               582,110           27
  151,070    Cameco Corporation                                                  5,524,630          253
   26,880  * Complete Production Services, Inc.                                    530,611           24
    5,000    Frontier Oil Corporation                                              132,900            6
   33,800    GlobalSantaFe Corporation                                           1,689,662           77
   61,560    Halliburton Company                                                 1,751,382           80
-------------------------------------------------------------------------------------------------------
                                                                                10,831,414          495
-------------------------------------------------------------------------------------------------------
             Financials--14.3%
   21,230  * Allied World Assurance Holdings, Ltd.                                 857,692           39
   12,530  * Arch Capital Group, Ltd.                                              795,530           36
   12,400    Chicago Mercantile Exchange
               Holdings, Inc. - Class "A"                                        5,930,300          271
-------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
ALL-CAP GROWTH FUND
September 30, 2006

-------------------------------------------------------------------------------------------------------
                                                                                                 Amount
                                                                                               Invested
                                                                                               For Each
                                                                                             $10,000 of
   Shares    Security                                                                Value   Net Assets
-------------------------------------------------------------------------------------------------------
             Financials (continued)
   64,900  * E*TRADE Financial Corporation                                      $1,552,408          $71
   57,590    Franklin Resources, Inc.                                            6,090,143          279
   52,360    Moody's Corporation                                                 3,423,297          157
  121,170  * Move, Inc.                                                            594,945           27
   21,400    Nuveen Investments, Inc. - Class "A"                                1,096,322           50
   15,030  * ProAssurance Corporation                                              740,678           34
   34,430    State Street Corporation                                            2,148,432           98
   46,200    T. Rowe Price Group, Inc.                                           2,210,670          101
   97,340    UBS AG                                                              5,773,235          264
-------------------------------------------------------------------------------------------------------
                                                                                31,213,652        1,427
-------------------------------------------------------------------------------------------------------
             Health Care--17.0%
   21,580  * Alkermes, Inc.                                                        342,043           16
   31,550  * Amgen, Inc.                                                         2,256,771          103
   10,540  * Amylin Pharmaceuticals, Inc.                                          464,498           21
  105,840    AstraZeneca PLC (ADR)                                               6,615,000          302
   10,300  * Cephalon, Inc.                                                        636,025           29
   19,300  * Digene Corporation                                                    832,795           38
   14,010  * Hologic, Inc.                                                         609,715           28
   25,830  * LifePoint Hospitals, Inc.                                             912,316           42
   22,400    Manor Care, Inc.                                                    1,171,072           53
  152,410    Medtronic, Inc.                                                     7,077,920          324
   22,120    Pharmaceutical Product Development, Inc.                              789,463           36
   87,430    Sanofi-Aventis (ADR)                                                3,888,012          178
  239,570    Schering-Plough Corporation                                         5,292,101          242
  117,940    UnitedHealth Group, Inc.                                            5,802,648          265
   11,930  * Vertex Pharmaceuticals, Inc.                                          401,445           18
-------------------------------------------------------------------------------------------------------
                                                                                37,091,824        1,695
-------------------------------------------------------------------------------------------------------
             Industrials--17.6%
   18,150  * Alliant Techsystems, Inc.                                           1,471,239           67
   16,290  * American Commercial Lines, Inc.                                       968,440           44
   26,000  * American Reprographics Company                                        833,560           38
   93,080    Boeing Company                                                      7,339,358          335
   12,300    C. H. Robinson Worldwide, Inc.                                        548,334           25
    4,400    Copa Holdings SA - Class "A"                                          151,052            7
   19,765  * Corrections Corporation of America                                    854,836           39
   52,530    Danaher Corporation                                                 3,607,235          165
   58,900    Equifax, Inc.                                                       2,162,219           99
-------------------------------------------------------------------------------------------------------




-------------------------------------------------------------------------------------------------------
                                                                                                 Amount
                                                                                               Invested
                                                                                               For Each
                                                                                             $10,000 of
   Shares    Security                                                                Value   Net Assets
-------------------------------------------------------------------------------------------------------
             Industrials (continued)
    6,900    Florida East Coast Industries, Inc.                                  $393,852          $18
   21,600    Fluor Corporation                                                   1,660,824           76
   70,010    General Dynamics Corporation                                        5,017,617          229
  145,740    General Electric Company                                            5,144,622          235
   19,400  * IHS, Inc - Class "A"                                                  622,352           28
   15,055  * Kenexa Corporation                                                    379,687           17
    5,200    Manpower, Inc.                                                        318,604           15
   34,800  * Monster Worldwide, Inc.                                             1,259,412           58
   22,640  * Resources Connection, Inc.                                            606,526           28
   20,700    Robert Half International, Inc.                                       703,179           32
   20,300    Rockwell Collins, Inc.                                              1,113,252           51
   12,540  * Suntech Power Holdings Company, Ltd. (ADR)                            323,908           15
   42,440    United Parcel Service, Inc. - Class "B"                             3,053,134          140
-------------------------------------------------------------------------------------------------------
                                                                                38,533,242        1,761
-------------------------------------------------------------------------------------------------------
             Information Technology--27.7%
  105,560  * Adobe Systems, Inc.                                                 3,953,222          181
   73,900  * Altera Corporation                                                  1,358,282           62
   25,950  * Apple Computer, Inc.                                                1,998,928           91
  144,470  * Autodesk, Inc.                                                      5,024,667          230
    5,690  * Baidu.com, Inc. (ADR)                                                 498,103           23
   46,300  * Cadence Design Systems, Inc.                                          785,248           36
  226,750  * Cisco Systems, Inc.                                                 5,215,250          238
   21,900  * Cognizant Technology Solutions
               Corporation - Class "A"                                           1,621,914           74
   12,200  * eBay, Inc.                                                            345,992           16
   14,970  * Equinix, Inc.                                                         899,697           41
   10,370  * Google, Inc. - Class "A"                                            4,167,703          191
   57,730  * Hypercom Corporation                                                  391,409           18
   49,150  * Integrated Device Technology, Inc.                                    789,349           36
  139,850    Linear Technology Corporation                                       4,352,132          199
  149,840  * Marvell Technology Group, Ltd.                                      2,902,401          133
   79,620    MoneyGram International, Inc.                                       2,313,757          106
  150,400    Motorola, Inc.                                                      3,760,000          172
  255,030  * Network Appliance, Inc.                                             9,438,660          431
   58,980  * Opsware, Inc.                                                         531,410           24
  222,510  * Oracle Corporation                                                  3,947,327          180
   33,320    QUALCOMM, Inc.                                                      1,211,182           55
   30,950  * Red Hat, Inc.                                                         652,426           30
-------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
ALL-CAP GROWTH FUND
September 30, 2006

-------------------------------------------------------------------------------------------------------
                                                                                                 Amount
                                                                                               Invested
Shares or                                                                                      For Each
Principal                                                                                    $10,000 of
   Amount    Security                                                                Value   Net Assets
-------------------------------------------------------------------------------------------------------
             Information Technology (continued)
   39,660  * Redback Networks, Inc.                                               $550,481          $25
   35,900  * SanDisk Corporation                                                 1,922,086           88
   20,990  * Transaction Systems Architects, Inc.                                  720,377           33
   44,620  * VeriFone Holdings, Inc.                                             1,273,901           58
-------------------------------------------------------------------------------------------------------
                                                                                60,625,904        2,771
-------------------------------------------------------------------------------------------------------
             Materials--.8%
   26,600    Teck Cominco, Ltd. - Class "B"                                      1,662,234           76
-------------------------------------------------------------------------------------------------------
             Other--.5%
   15,050    iShares Russell 2000 Growth Index Fund                              1,088,567           50
-------------------------------------------------------------------------------------------------------
             Telecommunication Services--3.2%
  176,460  * American Tower Corporation - Class "A"                              6,440,790          294
   19,340  * NeuStar, Inc. - Class "A"                                             536,685           25
-------------------------------------------------------------------------------------------------------
                                                                                 6,977,475          319
-------------------------------------------------------------------------------------------------------
             Utilities--1.5%
   54,190    TXU Corporation                                                     3,387,959          155
-------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $190,239,298)                               212,035,418        9,692
-------------------------------------------------------------------------------------------------------
             REPURCHASE AGREEMENT--2.4%
   $5,268M   UBS Securities, 5%, dated 9/29/06, to be
               repurchased at $5,270,195 on 10/2/06
               (collateralized by U.S. Treasury Bonds,
               7.625%, 2/15/25, valued at $5,386,537)
               (cost $5,268,000)                                                 5,268,000          241
-------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $195,507,298)                        99.3%    217,303,418        9,933
Other Assets, Less Liabilities                                          .7       1,475,393           67
-------------------------------------------------------------------------------------------------------
Net Assets                                                           100.0%   $218,778,811      $10,000
=======================================================================================================

* Non-income producing

  Summary of Abbreviations:
  ADR    American Depositary Receipts

See notes to financial statements


Portfolio Manager's Letter
MID-CAP OPPORTUNITY FUND

Dear Investor:

This is the annual report for the First Investors Mid-Cap Opportunity Fund for the fiscal year ended September 30, 2006. During the period, the Fund's return on a net asset value basis was 2.6 % for Class A shares and 1.9% for Class B shares, including capital gains distributions of 78 cents per share for both A shares and B shares.

The Fund's performance was largely driven by rising oil and natural gas prices, consolidation in the telecommunications and materials sectors, solid performance of the mid-cap stock sector, and asset allocation decisions. Performance on an absolute basis was attributable to investments in two key sectors: financials and industrials. Shares of asset managers were key contributors in the financials sector, aided by consolidation and strong mutual fund sales. Shares of machinery and electrical equipment companies were key contributors in the industrials sector, driven by strong commercial demand in domestic and emerging markets.

The Fund's underperformance relative to the S&P 400 Midcap Index was primarily due to stock selection and underweight positions in the technology, industrials and financial sectors. In the technology sector, the Fund owned semiconductor and communications equipment names that underperformed, such as Genesis Microchip. In industrials, some of our positions in conglomerates, such as Walter Industries and Chicago Bridge & Iron, underperformed. Finally, in the financials sector, the Fund's underweight position in real estate investment trusts hurt performance, as these trusts performed well due to consolidation.

Among positives to relative performance, the Fund's overweight positions in the energy and materials sectors, as well as good stock selection in those sectors, aided returns. Within the top overall contributing sector -- energy -- strength came from exploration companies and drilling rig manufacturers. For example, Transocean, which provides offshore drilling services to oil companies, benefited from very strong drilling activity. In materials, strength came from paper, copper and chemical firms. For example, Georgia-Pacific, a paper company, received an offer to be acquired.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

\S\ STEVEN S. HILL

Steven S. Hill
Portfolio Manager

November 1, 2006

Fund Expenses
MID-CAP OPPORTUNITY FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

--------------------------------------------------------------------------------------------------
                                                  Beginning       Ending
                                                   Account        Account         Expenses Paid
                                                    Value          Value          During Period
                                                   (4/1/06)      (9/30/06)      (4/1/06--9/30/06)*
--------------------------------------------------------------------------------------------------
Expense Example -- Class A Shares
Expense Example -- Class A Shares
Actual                                           $1,000.00        $949.39             $6.89
Hypothetical
  (5% annual return before expenses)             $1,000.00      $1,018.00             $7.13
--------------------------------------------------------------------------------------------------
Expense Example -- Class B Shares
Actual                                           $1,000.00        $945.93            $10.29
Hypothetical
  (5% annual return before expenses)             $1,000.00      $1,014.49            $10.66
--------------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of 1.41% for Class A shares and 2.11% for
  Class B shares, multiplied by the average account value over the period, multiplied by 183/365
  (to reflect the one-half year period).


Mid-Cap_Bar

Portfolio Composition
TOP TEN SECTORS

(BAR CHART DATA:)

Financials                                           15.3%
Industrials                                          14.1%
Information Technology                               14.1%
Health Care                                          13.0%
Consumer Discretionary                               12.0%
Energy                                                7.8%
Materials                                             6.1%
Consumer Staples                                      5.1%
Utilities                                             4.5%
Other                                                 2.8%

Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2006, and are based on the total market value of investments.

Cumulative Performance Information
MID-CAP OPPORTUNITY FUND

Comparison of change in value of $10,000 investment in the First Investors Mid-Cap Opportunity Fund (Class A shares) and the Standard & Poor's MidCap 400 Index.

First Investors Mid-Cap Opportunity Fund
Graph Plot Points
for the periods Ended 9/30/06

                                     S&P 400
                     Mid-Cap          MIDCAP
                        Fund           Index

Oct-96                 9,425          10,000
Oct-97                11,443          13,265
Sep-98                 9,564          12,991
Sep-99                13,836          16,299
Sep-00                19,565          23,344
Sep-01                13,629          18,909
Sep-02                12,192          18,022
Sep-03                14,818          22,852
Sep-04                17,546          26,864
Sep-05                21,818          32,817
Sep-06                22,381          34,971

(INSET BOX IN CHART READS:)

                      Average Annual Total Returns*
Class A Shares     N.A.V. Only      S.E.C. Standardized
  One Year            2.58%              (3.31%)
  Five Years         10.43%               9.12%
  Ten Years           9.32%               8.68%

Class B Shares
  One Year            1.85%              (2.15%)
  Five Years          9.66%               9.38%
  Ten Years           8.57%               8.57%

  The graph compares a $10,000 investment in the First Investors Mid-Cap Opportunity Fund (Class A shares) beginning 10/31/96 with a theoretical investment in the Standard & Poor's MidCap 400 Index (the "Index"). The Index is an unmanaged capitalization-weighted index of 400 stocks designed to measure performance of the mid-range sector of the U.S. stock market. As of 9/30/06 the median market capitalization is approximately $2.36 billion. It is not possible to invest directly in this Index. In addition, the Index does not take into account fees and expenses that an investor would incur in purchasing securities in the Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 9/30/06) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%) . The Class B "S.E.C. Standardized" returns are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Ten Years would have been (3.34%), 8.98% and 8.41%, respectively. The Class B "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Ten Years would have been (2.18%), 9.20% and 8.30%, respectively. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Standard & Poor's MidCap 400 Index figures are from Standard & Poor's and all other figures are from First Investors Management Company, Inc.

Portfolio of Investments
MID-CAP OPPORTUNITY FUND
September 30, 2006

-------------------------------------------------------------------------------------------------------
                                                                                                 Amount
                                                                                               Invested
                                                                                               For Each
                                                                                             $10,000 of
   Shares    Security                                                                Value   Net Assets
-------------------------------------------------------------------------------------------------------
             COMMON STOCKS--96.7%
             Consumer Discretionary--12.0%
   66,000    BorgWarner, Inc.                                                   $3,773,220          $78
   95,000  * Burger King Holdings, Inc.                                          1,516,200           31
   72,000  * Chico's FAS, Inc.                                                   1,550,160           32
    7,500    Claire's Stores, Inc.                                                 218,700            4
  101,000  * Coach, Inc.                                                         3,474,400           72
   80,000    Foot Locker, Inc.                                                   2,020,000           41
   39,000    Gannett Company, Inc.                                               2,216,370           46
   25,500  * Hanesbrands, Inc.                                                     574,005           12
   34,000    Harman International Industries, Inc.                               2,836,960           58
   17,500    Jones Apparel Group, Inc.                                             567,700           12
  122,500    Leggett & Platt, Inc.                                               3,066,175           63
   49,500    Modine Manufacturing Company                                        1,204,335           25
  225,000  * Morgans Hotel Group Company                                         2,812,500           58
  118,700    Movado Group, Inc.                                                  3,017,354           62
  100,000  * Office Depot, Inc.                                                  3,970,000           82
  130,000    Orient-Express Hotels, Ltd.                                         4,859,400          100
   15,000  * Pacific Sunwear of California, Inc.                                   226,200            5
   75,000    Polo Ralph Lauren Corporation - Class "A"                           4,851,750          100
  135,000  * Quiksilver, Inc.                                                    1,640,250           34
    1,000  * Shutterfly, Inc.                                                       15,550           --
   95,000    Tiffany & Company                                                   3,154,000           65
  150,000    Tupperware Corporation                                              2,919,000           60
  300,000  * Warnaco Group, Inc. - Class "A"                                     5,802,000          119
   66,500    Wolverine World Wide, Inc.                                          1,882,615           39
-------------------------------------------------------------------------------------------------------
                                                                                58,168,844        1,198
-------------------------------------------------------------------------------------------------------
             Consumer Staples--5.1%
   62,500    Alberto-Culver Company                                              3,161,875           65
   65,000    Altria Group, Inc.                                                  4,975,750          102
   25,000  * Chattem, Inc.                                                         878,000           18
  160,000  * Constellation Brands, Inc. - Class "A"                              4,604,800           95
  120,000  * Dean Foods Company                                                  5,042,400          104
   20,000  * Elizabeth Arden, Inc.                                                 323,200            7
  175,000    Sara Lee Corporation                                                2,812,250           58
  102,500    Tootsie Roll Industries, Inc.                                       3,004,275           62
-------------------------------------------------------------------------------------------------------
                                                                                24,802,550          511
-------------------------------------------------------------------------------------------------------




-------------------------------------------------------------------------------------------------------
                                                                                                 Amount
                                                                                               Invested
                                                                                               For Each
                                                                                             $10,000 of
   Shares    Security                                                                Value   Net Assets
-------------------------------------------------------------------------------------------------------
             Energy--7.8%
   62,500    Anadarko Petroleum Corporation                                     $2,739,375          $56
   11,000  * Aventine Renewable Energy Holdings, Inc.                              235,290            5
  100,000    Chesapeake Energy Corporation                                       2,898,000           60
   50,000    EOG Resources, Inc.                                                 3,252,500           67
   55,000    GlobalSantaFe Corporation                                           2,749,450           57
   72,500  * Grant Prideco, Inc.                                                 2,757,175           57
   80,000    Patterson-UTI Energy, Inc.                                          1,900,800           39
   50,000    Suncor Energy, Inc.                                                 3,602,500           74
   75,000  * Swift Energy Company                                                3,136,500           64
  210,000    Talisman Energy, Inc.                                               3,439,800           71
   17,000    Technip SA (ADR)                                                      968,490           20
   40,000  * Transocean, Inc.                                                    2,929,200           60
   17,000  * VeraSun Energy Corporation                                            272,850            6
   90,000  * Weatherford International, Ltd.                                     3,754,800           77
   80,000    XTO Energy, Inc.                                                    3,370,400           69
-------------------------------------------------------------------------------------------------------
                                                                                38,007,130          782
-------------------------------------------------------------------------------------------------------
             Financials--15.3%
   76,000    A.G. Edwards, Inc.                                                  4,049,280           83
   40,000    Ambac Financial Group, Inc.                                         3,310,000           68
   61,000  * AmeriCredit Corporation                                             1,524,390           31
  170,000    Aspen Insurance Holdings, Ltd.                                      4,391,100           91
   28,000    Bear Stearns Companies, Inc.                                        3,922,800           81
   78,091    Brookline Bancorp, Inc.                                             1,073,751           22
   70,000    Citigroup, Inc.                                                     3,476,900           72
   30,000    City National Corporation                                           2,011,800           42
  145,000    Colonial BancGroup, Inc.                                            3,552,500           73
  150,500  * Conseco, Inc.                                                       3,158,995           65
  135,000    Hub International, Ltd.                                             3,904,200           80
   60,000    Lazard, Ltd. - Class "A"                                            2,398,800           49
    2,000    Legg Mason, Inc.                                                      201,720            4
  215,000    NewAlliance Bancshares, Inc.                                        3,149,750           65
  120,000    North Fork Bancorporation, Inc.                                     3,436,800           71
   40,000    Pacific Capital Bancorp                                             1,078,800           22
   70,000    PMI Group, Inc.                                                     3,066,700           63
   80,000    Protective Life Corporation                                         3,660,000           75
-------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
MID-CAP OPPORTUNITY FUND
September 30, 2006

-------------------------------------------------------------------------------------------------------
                                                                                                 Amount
                                                                                               Invested
                                                                                               For Each
                                                                                             $10,000 of
   Shares    Security                                                                Value   Net Assets
-------------------------------------------------------------------------------------------------------
             Financials (continued)
  150,000    Provident Financial Services, Inc.                                 $2,776,500          $57
   50,000    Radian Group, Inc.                                                  3,000,000           62
   61,000    SAFECO Corporation                                                  3,594,730           74
  212,050    Sovereign Bancorp, Inc.                                             4,561,196           94
   15,000  * United America Indemnity, Ltd.                                        337,050            7
  170,000    Waddell & Reed Financial, Inc. - Class "A"                          4,207,500           87
   55,000    Zions Bancorporation                                                4,389,550           90
-------------------------------------------------------------------------------------------------------
                                                                                74,234,812        1,528
-------------------------------------------------------------------------------------------------------
             Health Care--12.9%
   70,000    Aetna, Inc.                                                         2,768,500           57
    7,900  * Alkermes, Inc.                                                        125,215            3
  220,000  * Allscripts Healthcare Solutions, Inc.                               4,939,000          102
   51,750    Beckman Coulter, Inc.                                               2,978,730           61
   71,500  * Caremark Rx, Inc.                                                   4,051,905           83
  150,000  * Community Health Systems, Inc.                                      5,602,500          115
  165,000    DENTSPLY International, Inc.                                        4,968,150          102
  302,500  * Exelixis, Inc.                                                      2,634,775           54
   60,000  * Fisher Scientific International, Inc.                               4,694,400           97
   65,000  * Gilead Sciences, Inc.                                               4,465,500           92
   55,000  * Henry Schein, Inc.                                                  2,757,700           57
   75,000  * Invitrogen Corporation                                              4,755,750           98
   70,000  * Laboratory Corporation of America Holdings                          4,589,900           94
    5,000    Medicis Pharmaceutical Corporation - Class "A"                        161,750            3
  130,000  * Thermo Electron Corporation                                         5,112,900          105
   15,000  * TriZetto Group, Inc.                                                  227,100            5
  110,000  * Waters Corporation                                                  4,980,800          103
   40,000  * WellPoint, Inc.                                                     3,082,000           63
-------------------------------------------------------------------------------------------------------
                                                                                62,896,575        1,294
-------------------------------------------------------------------------------------------------------
             Industrials--14.1%
  100,000    American Standard Companies, Inc.                                   4,197,000           86
   55,000    Avery Dennison Corporation                                          3,309,350           68
  160,000    Chicago Bridge & Iron Company NV--NY Shares                         3,849,600           79
   65,500  * ChoicePoint, Inc.                                                   2,344,900           48
   35,000    FedEx Corporation                                                   3,803,800           78
  160,000  * Gardner Denver, Inc.                                                5,292,800          109
   50,000    Harsco Corporation                                                  3,882,500           80
   65,000    IDEX Corporation                                                    2,798,250           58
-------------------------------------------------------------------------------------------------------




-------------------------------------------------------------------------------------------------------
                                                                                                 Amount
                                                                                               Invested
                                                                                               For Each
                                                                                             $10,000 of
   Shares    Security                                                                Value   Net Assets
-------------------------------------------------------------------------------------------------------
             Industrials (continued)
  210,500    K&F Industries Holdings, Inc.                                      $3,953,190          $81
  186,500    Knoll, Inc.                                                         3,767,300           78
   50,000    L-3 Communications Holdings, Inc.                                   3,916,500           81
   70,000    Manpower, Inc.                                                      4,288,900           88
  100,000    Masco Corporation                                                   2,742,000           56
  100,500  * Mobile Mini, Inc.                                                   2,855,205           59
   67,500    Northrop Grumman Corporation                                        4,594,725           95
  100,000    Regal-Beloit Corporation                                            4,350,000           90
    6,250    Rockwell Automation, Inc.                                             363,125            8
   90,000    Rolls-Royce Group PLC (ADR)                                         3,807,792           78
   50,000    Roper Industries, Inc.                                              2,237,000           46
  100,504  * Williams Scotsman International, Inc.                               2,146,765           44
-------------------------------------------------------------------------------------------------------
                                                                                68,500,702        1,410
-------------------------------------------------------------------------------------------------------
             Information Technology--14.0%
   90,000    Amphenol Corporation - Class "A"                                    5,573,700          115
   10,000  * Comverse Technology, Inc.                                             214,400            4
   80,000  * DST Systems, Inc.                                                   4,933,600          102
  160,000  * Electronics for Imaging, Inc.                                       3,660,800           75
   76,250    Fair Isaac Corporation                                              2,788,462           57
   80,000    Harris Corporation                                                  3,559,200           73
  280,000  * Ingram Micro, Inc. - Class "A"                                      5,364,800          110
  140,000  * International Rectifier Corporation                                 4,877,600          100
  154,000    Intersil Corporation - Class "A"                                    3,780,700           78
  115,000  * Intuit, Inc.                                                        3,690,350           76
   73,500  * Lam Research Corporation                                            3,331,755           69
   18,000  * MasterCard, Inc.                                                    1,266,300           26
    5,000    Maxim Integrated Products, Inc.                                       140,350            3
   77,250  * MEMC Electronic Materials, Inc.                                     2,829,668           58
  100,000    Microchip Technology, Inc.                                          3,242,000           67
  270,000  * Powerwave Technologies, Inc.                                        2,052,000           42
  290,000  * Silicon Image, Inc.                                                 3,688,800           76
  393,500  * Smart Modular Technologies (WWH), Inc.                              3,923,195           81
  200,000  * Sybase, Inc.                                                        4,848,000          100
   74,500  * Tellabs, Inc.                                                         816,520           17
   98,750  * Varian Semiconductor Equipment
               Associates, Inc.                                                  3,624,125           75
-------------------------------------------------------------------------------------------------------
                                                                                68,206,325        1,404
-------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
MID-CAP OPPORTUNITY FUND
September 30, 2006

-------------------------------------------------------------------------------------------------------
                                                                                                 Amount
                                                                                               Invested
                                                                                               For Each
                                                                                             $10,000 of
   Shares    Security                                                                Value   Net Assets
-------------------------------------------------------------------------------------------------------
             Materials--6.2%
   50,000    Agrium, Inc.                                                       $1,349,500          $28
   18,500    Allegheny Technologies, Inc.                                        1,150,515           24
   45,500    Ashland, Inc.                                                       2,901,990           60
   80,500    Celanese Corporation                                                1,440,950           30
   48,000    Freeport-McMoRan Copper &
               Gold, Inc. - Class "B"                                            2,556,480           53
  110,000    Louisiana-Pacific Corporation                                       2,064,700           42
   82,500    Lubrizol Corporation                                                3,772,725           77
   65,000    Praxair, Inc.                                                       3,845,400           79
  250,000    Sappi, Ltd. (ADR)                                                   3,182,500           65
   75,000    Sigma-Aldrich Corporation                                           5,675,250          117
   45,000    Temple-Inland, Inc.                                                 1,804,500           37
-------------------------------------------------------------------------------------------------------
                                                                                29,744,510          612
-------------------------------------------------------------------------------------------------------
             Other--2.7%
   40,000    iShares Russell Midcap Index Fund                                   3,730,000           77
   70,000    MidCap SPDR Trust - Series "1"                                      9,645,300          198
-------------------------------------------------------------------------------------------------------
                                                                                13,375,300          275
-------------------------------------------------------------------------------------------------------
             Telecommunication Services--2.1%
  230,000    Citizens Communications Company                                     3,229,200           67
  105,000    Commonwealth Telephone Enterprises, Inc.                            4,329,150           89
  185,000  * NTELOS Holdings Corporation                                         2,362,450           49
   11,000  * Time Warner Telecom, Inc. - Class "A"                                 209,110            4
-------------------------------------------------------------------------------------------------------
                                                                                10,129,910          209
-------------------------------------------------------------------------------------------------------
             Utilities--4.5%
  120,000    AGL Resources, Inc.                                                 4,380,000           90
   85,000    Consolidated Edison, Inc.                                           3,927,000           81
  125,000    Equitable Resources, Inc.                                           4,372,500           90
  110,000    SCANA Corporation                                                   4,429,700           91
  110,000    Wisconsin Energy Corporation                                        4,745,400           98
-------------------------------------------------------------------------------------------------------
                                                                                21,854,600          450
-------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $360,392,548)                               469,921,258        9,673
-------------------------------------------------------------------------------------------------------




-------------------------------------------------------------------------------------------------------
                                                                                                 Amount
                                                                                               Invested
                                                                                               For Each
Principal                                                                                    $10,000 of
   Amount    Security                                                                Value   Net Assets
-------------------------------------------------------------------------------------------------------
             SHORT-TERM CORPORATE NOTES--3.0%
             ChevronTexaco Funding Corp.:
   $9,000M     5.2%, 10/6/06                                                    $8,992,190         $186
    1,900M     5.22%, 10/17/06                                                   1,895,315           39
    3,400M   Toyota Motor Credit Co., 5.2%, 10/10/06                             3,395,086           70
-------------------------------------------------------------------------------------------------------
Total Value of Short-Term Corporate Notes (cost $14,282,591)                    14,282,591          295
-------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $374,675,139)                        99.7%    484,203,849        9,968
Other Assets, Less Liabilities                                          .3       1,589,186           32
-------------------------------------------------------------------------------------------------------
Net Assets                                                           100.0%   $485,793,035      $10,000
=======================================================================================================

* Non-income producing

  Summary of Abbreviations:
  ADR    American Depositary Receipts

See notes to financial statements


Portfolio Manager's Letter
SPECIAL SITUATIONS FUND

Dear Investor:

This is the annual report for the First Investors Special Situations Fund for the fiscal year ended September 30, 2006. During the period, the Fund's return on a net asset value basis was 10.7% for Class A shares and 9.9% for Class B shares.

The Fund's strategic shift from small-cap growth to small-cap value in March of 2005 has borne fruit, as value continued to post superior returns. The Fund's strategy is to seek out well-managed companies that are being neglected by investors, rather than pursue companies with promising, but unproven, products and technologies.

Stock selection was the primary factor in the Fund's outperformance relative to the Russell 2000 Index. Our stock selection process uncovered and allowed us to invest in an unusual number of companies that were in the process of being acquired at premiums over current market valuations. These companies included Stewart & Stevenson, Aviall, Reynolds & Reynolds and Intergraph. In addition, we located a few companies that significantly exceeded expectations as their strategic positioning paid off. These holdings included Rogers Corporation and MEMC Electronic Materials. Both prospered as their product development programs proved to be right on target. In turn, their sales and earnings accelerated and their stock values soared.

During the reporting period, energy, and its influence on the economy, dominated the stock market. Early in the fiscal year we began to notice rising inventories of natural gas and crude oil, which should precede lower prices, and therefore reduced our position in energy. While this proved premature in light of the supply disruption from the hurricanes, it ultimately proved to be correct as 2006 unfolded.

As we look at the current portfolio we are pleased with the quality of our holdings. However, we are cautious about the market given the substantial appreciation in the prices of small-cap stocks over the past several years.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

\S\ JOHN B. WALTHAUSEN

John B. Walthausen
Portfolio Manager

November 1, 2006

Fund Expenses
SPECIAL SITUATIONS FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

--------------------------------------------------------------------------------------------------
                                                  Beginning       Ending
                                                   Account        Account         Expenses Paid
                                                    Value          Value          During Period
                                                   (4/1/06)      (9/30/06)      (4/1/06--9/30/06)*
--------------------------------------------------------------------------------------------------
Expense Example -- Class A Shares
Actual                                           $1,000.00          $993.85          $7.45
Hypothetical
  (5% annual return before expenses)             $1,000.00        $1,017.60          $7.54
--------------------------------------------------------------------------------------------------
Expense Example -- Class B Shares
Actual                                           $1,000.00          $990.36         $10.93
Hypothetical
  (5% annual return before expenses)             $1,000.00        $1,014.09         $11.06
--------------------------------------------------------------------------------------------------
* Expenses are equal to the annualized expense ratio of 1.49% for Class A shares and 2.19% for
  Class B shares, multiplied by the average account value over the period, multiplied by 183/365
  (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.


Portfolio Composition
TOP TEN SECTORS

(BAR CHART DATA:)

Information Technology                               22.2%
Industrials                                          20.4%
Consumer Discretionary                               13.5%
Consumer Staples                                      8.7%
Health Care                                           7.6%
Utilities                                             6.4%
Financials                                            6.0%
Telecommunication Services                            4.7%
Materials                                             4.3%
Energy                                                2.6%

Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2006, and are based on the total market value of investments.

Cumulative Performance Information
SPECIAL SITUATIONS FUND

Comparison of change in value of $10,000 investment in the First Investors Special Situations Fund (Class A shares) and the Russell 2000 Index.

First Investors Special Situations Fund
Graph Plot Points
for the periods Ended 9/30/06

                     Special         Russell
                  Situations            2000
                        Fund           Index

Dec-96                 9,425          10,000
Dec-97                10,949          12,236
Sep-98                 8,802          10,253
Sep-99                11,551          12,208
Sep-00                16,526          15,063
Sep-01                 9,442          11,868
Sep-02                 7,885          10,764
Sep-03                 9,735          14,693
Sep-04                10,489          17,451
Sep-05                12,731          20,584
Sep-06                14,089          22,626

(INSET BOX IN CHART READS:)

                      Average Annual Total Returns*
Class A Shares     N.A.V. Only      S.E.C. Standardized
  One Year            10.67%              4.29%
  Five Years           8.33%              7.06%
  Ten Years            4.28%              3.67%

Class B Shares
  One Year             9.88%              5.88%
  Five Years           7.57%              7.27%
  Ten Years            3.48%              3.48%

  The graph compares a $10,000 investment in the First Investors Special Situations Fund (Class A shares) beginning 12/31/96 with a theoretical investment in the Russell 2000 Index (the "Index"). The Index consists of the smallest 2,000 companies in the Russell 3000 Index (which represents approximately 98% of the investable U.S. equity market). The Index is an unmanaged index generally considered as the premier of small capitalization stocks. It is not possible to invest directly in this Index. In addition, the Index does not take into account fees and expenses. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in the sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 9/30/06) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%) . The Class B "S.E.C. Standardized" returns are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Ten Years would have been 4.08%, 6.85% and 3.43%, respectively. The Class B "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Ten Years would have been 5.68%, 7.03% and 3.25%, respectively. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Russell 2000 Index figures are from Frank Russell and Company and all other figures are from First Investors Management Company, Inc.

Portfolio of Investments
SPECIAL SITUATIONS FUND
September 30, 2006

-------------------------------------------------------------------------------------------------------
                                                                                                 Amount
                                                                                               Invested
                                                                                               For Each
                                                                                             $10,000 of
   Shares    Security                                                                Value   Net Assets
-------------------------------------------------------------------------------------------------------
             COMMON STOCKS--96.6%
             Consumer Discretionary--13.5%
  162,500    Catalina Marketing Corporation                                     $4,468,750         $167
  140,300    Dillard's, Inc. - Class "A"                                         4,592,019          172
  120,000    Jackson Hewitt Tax Service, Inc.                                    3,601,200          135
  284,700    Journal Communications, Inc.                                        3,208,569          120
  100,125    Media General, Inc.- Class "A"                                      3,776,715          141
  152,000  * Payless ShoeSource, Inc.                                            3,784,800          142
  127,600  * Rent-A-Center, Inc.                                                 3,737,404          140
  130,400  * Scholastic Corporation                                              4,061,960          152
  285,600  * Tempur-Pedic International, Inc.                                    4,903,752          184
-------------------------------------------------------------------------------------------------------
                                                                                36,135,169        1,353
-------------------------------------------------------------------------------------------------------
             Consumer Staples--8.7%
  230,100    Chiquita Brands International, Inc.                                 3,078,738          115
  112,950    Church & Dwight Co., Inc.                                           4,417,475          165
  138,000    Flower Foods, Inc.                                                  3,709,440          139
  117,600    Hormel Foods Corporation                                            4,231,248          158
   89,300    Lancaster Colony Corporation                                        3,997,068          150
  129,953    Tootsie Roll Industries, Inc.                                       3,808,922          143
-------------------------------------------------------------------------------------------------------
                                                                                23,242,891          870
-------------------------------------------------------------------------------------------------------
             Energy--2.6%
   97,800  * Denbury Resources, Inc.                                             2,826,420          106
  266,700  * Parker Drilling Company                                             1,888,236           70
   54,900  * Swift Energy Company                                                2,295,918           86
-------------------------------------------------------------------------------------------------------
                                                                                 7,010,574          262
-------------------------------------------------------------------------------------------------------
             Financials--6.0%
   14,500  * Alleghany Corporation                                               4,190,645          157
  143,200    Calamos Asset Management, Inc. - Class "A"                          4,198,624          157
  105,900    Harleysville Group, Inc.                                            3,705,441          139
  118,250    HCC Insurance Holdings, Inc.                                        3,888,060          145
-------------------------------------------------------------------------------------------------------
                                                                                15,982,770          598
-------------------------------------------------------------------------------------------------------
             Health Care--7.7%
  170,900  * AMN Healthcare Services, Inc.                                       4,058,875          152
  164,200  * AmSurg Corporation                                                  3,655,092          137
   70,200  * Humana, Inc.                                                        4,639,518          174
-------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
SPECIAL SITUATIONS FUND
September 30, 2006

-------------------------------------------------------------------------------------------------------
                                                                                                 Amount
                                                                                               Invested
                                                                                               For Each
                                                                                             $10,000 of
   Shares    Security                                                                Value   Net Assets
-------------------------------------------------------------------------------------------------------
             Health Care (continued)
  102,200  * Magellan Health Services, Inc.                                     $4,353,720         $163
   95,300    West Pharmaceutical Services, Inc.                                  3,742,431          140
-------------------------------------------------------------------------------------------------------
                                                                                20,449,636          766
-------------------------------------------------------------------------------------------------------
             Industrials--20.4%
   60,000    Carlisle Companies, Inc.                                            5,046,000          189
  134,200    CLARCOR, Inc.                                                       4,091,758          153
  160,200  * Continental Airlines, Inc. - Class "B"                              4,535,262          170
  121,100    Curtiss-Wright Corporation                                          3,675,385          137
  108,300    HNI Corporation                                                     4,503,114          168
   46,000  * Jacobs Engineering Group, Inc.                                      3,437,580          129
   99,000    John H. Harland Company                                             3,608,550          135
  134,600  * Kansas City Southern, Inc.                                          3,675,926          138
   80,000    Kennametal, Inc.                                                    4,532,000          170
   88,200  * NCI Building Systems, Inc.                                          5,130,594          192
   86,700    United Industrial Corporation                                       4,638,450          174
  105,900    Wabtec Corporation                                                  2,873,067          107
  144,000    Woodward Governor Company                                           4,829,760          181
-------------------------------------------------------------------------------------------------------
                                                                                54,577,446        2,043
-------------------------------------------------------------------------------------------------------
             Information Technology--22.3%
  161,650  * Avnet, Inc.                                                         3,171,573          119
  239,300    AVX Corporation                                                     4,233,217          158
  127,100  * Cabot Microelectronics Corporation                                  3,663,022          137
   73,400    CDW Corporation                                                     4,527,312          169
  219,400  * Checkpoint Systems, Inc.                                            3,622,294          136
  239,100  * Convergys Corporation                                               4,937,415          185
   83,100    Imation Corporation                                                 3,336,465          125
  116,900  * Intergraph Corporation                                              5,012,672          188
  124,900  * MEMC Electronic Materials, Inc.                                     4,575,087          171
  151,600    MoneyGram International, Inc.                                       4,405,496          165
  292,550  * Overland Storage, Inc.                                              1,886,948           71
   76,300    Reynolds & Reynolds Company - Class "A"                             3,014,613          113
   80,700  * Rogers Corporation                                                  4,983,225          187
  337,700  * Tyler Technologies, Inc.                                            4,366,461          163
  101,400  * Varian Semiconductor Equipment
               Associates, Inc.                                                  3,721,380          139
-------------------------------------------------------------------------------------------------------
                                                                                59,457,180        2,226
-------------------------------------------------------------------------------------------------------




-------------------------------------------------------------------------------------------------------
                                                                                                 Amount
                                                                                               Invested
Shares or                                                                                      For Each
Principal                                                                                    $10,000 of
   Amount    Security                                                                Value   Net Assets
-------------------------------------------------------------------------------------------------------
             Materials--4.3%
   73,300    AptarGroup, Inc.                                                   $3,729,504         $140
  197,000    Commercial Metals Company                                           4,005,010          150
  114,400    Eagle Materials, Inc.                                               3,852,992          144
-------------------------------------------------------------------------------------------------------
                                                                                11,587,506          434
-------------------------------------------------------------------------------------------------------
             Telecommunication Services--4.7%
  105,300    CenturyTel, Inc.                                                    4,177,251          156
  449,800  * Premiere Global Services, Inc.                                      3,904,264          146
  107,775    Telephone & Data Systems, Inc. - Special Shares                     4,402,609          165
-------------------------------------------------------------------------------------------------------
                                                                                12,484,124          467
-------------------------------------------------------------------------------------------------------
             Utilities--6.4%
  261,800  * CMS Energy Corporation                                              3,780,392          142
  699,500  * Dynegy, Inc. - Class "A"                                            3,875,230          145
  164,300    Energy East Corporation                                             3,897,195          146
   83,700    NSTAR                                                               2,792,232          105
  112,100    Pepco Holdings, Inc.                                                2,709,457          101
-------------------------------------------------------------------------------------------------------
                                                                                17,054,506          639
-------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $222,541,546)                               257,981,802        9,658
-------------------------------------------------------------------------------------------------------
             SHORT-TERM U.S. GOVERNMENT
             AGENCY OBLIGATIONS--3.5%
   $9,400M   Federal Home Loan Bank, 4.75%, 10/2/06
               (cost $9,397,519)                                                 9,397,519          352
-------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $231,939,065)                       100.1%    267,379,321       10,010
Excess of Liabilities Over Other Assets                                (.1)       (265,071)         (10)
-------------------------------------------------------------------------------------------------------
Net Assets                                                           100.0%   $267,114,250      $10,000
=======================================================================================================

* Non-income producing

See notes to financial statements


Portfolio Manager's Letter
FOCUSED EQUITY FUND

Dear Investor:

This is the annual report for the First Investors Focused Equity Fund for the fiscal year ended September 30, 2006. During the period, the Fund's return on a net asset value basis was 4.7% for Class A shares and 4.0% for Class B shares, including dividends of 1.1 cent per share on Class A shares.

The Fund's absolute performance was driven by the performance of the equity markets and the concentrated nature of the Fund.

The Fund's underperformance versus the S&P 500 Index was primarily attributable to stock selection. Individual detractors during the period included ConocoPhillips, Medtronic, Sprint Nextel and Marvell Technology. Shares of ConocoPhillips declined as the company worked to integrate its acquisition of Burlington Resources and ramped up its ownership percentage of Lukoil. Concerns about slowing ICD (implantable cardiac defibrillator) growth rates hurt shares of medical equipment manufacturer Medtronic. Sprint Nextel has struggled with an inferior handset portfolio relative to its peers. Marvell Technology has suffered from a lack of seasonal growth in its drive and PC businesses. In addition, the Fund's relative performance was hurt by its overweighting in the mega-capitalization portion of the market, as this segment underperformed the overall S&P 500 Index during the period.

The Fund's relative performance was helped by security selection in the industrials, materials and energy sectors. Top contributors in these sectors included, Lockheed Martin, Waste Management, Newmont Mining, Rio Tinto and Schlumberger.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

\S\ MATTHEW E. MEGARGEL

Matthew E. Megargel
Portfolio Manager

November 1, 2006

Fund Expenses
FOCUSED EQUITY FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

--------------------------------------------------------------------------------------------------
                                                  Beginning       Ending
                                                   Account        Account         Expenses Paid
                                                    Value          Value          During Period
                                                   (4/1/06)      (9/30/06)      (4/1/06--9/30/06)*
--------------------------------------------------------------------------------------------------
Expense Example -- Class A Shares
Actual                                           $1,000.00      $1,004.41             $8.64
Hypothetical
  (5% annual return before expenses)             $1,000.00      $1,016.45             $8.69
--------------------------------------------------------------------------------------------------
Expense Example -- Class B Shares
Actual                                           $1,000.00      $1,001.16            $12.14
Hypothetical
  (5% annual return before expenses)             $1,000.00      $1,012.94            $12.21
--------------------------------------------------------------------------------------------------
* Expenses are equal to the annualized expense ratio of 1.72% for Class A shares and 2.42% for
Class B shares, multiplied by the average account value over the period, multiplied by 183/365
(to reflect the one-half year period).


Portfolio Composition
TOP TEN SECTORS

Portfolio Composition
TOP TEN SECTORS

(BAR CHART DATA:)

Health Care                                          18.9%
Information Technology                               18.4%
Financials                                           18.2%
Industrials                                          12.9%
Consumer Staples                                     12.0%
Energy                                                9.1%
Consumer Discretionary                                4.7%
Utilities                                             3.5%
Telecommunication Services                            1.0%

Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2006, and are based on the total market value of investments.

Cumulative Performance Information
FOCUSED EQUITY FUND

Comparison of change in value of $10,000 investment in the First Investors Focused Equity Fund (Class A shares) and the Standard & Poor's 500 Index.

First Investors Focused Equity Fund
Graph Plot Points
for the periods Ended 9/30/06

                     Focused
                      Equity         S&P 500
                        Fund           Index

Mar-99                 9,425          10,000
Sep-99                10,254           9,957
Sep-00                 9,783          11,279
Sep-01                 7,276           8,277
Sep-02                 5,401           6,581
Sep-03                 6,814           8,187
Sep-04                 7,380           9,322
Sep-05                 8,218          10,464
Sep-06                 8,606          11,593

(INSET BOX IN CHART READS:)

                      Average Annual Total Returns*
Class A Shares     N.A.V. Only      S.E.C. Standardized
  One Year            10.67%              4.29%
  Five Years           8.33%              7.06%
  Ten Years            4.28%              3.67%
Class B Shares
  One Year             9.88%              5.88%
  Five Years           7.57%              7.27%
  Ten Years            3.48%              3.48%

  The graph compares a $10,000 investment in the First Investors Focused Equity Fund (Class A shares) beginning 3/22/99 (inception date) with a theoretical investment in the Standard & Poor's 500 Index (the "Index"). The Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of such stocks, which represent all major industries. It is not possible to invest directly in this Index. In addition, the Index does not take into account fees and expenses that an investor would incur in purchasing securities in the Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 9/30/06) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02 the maximum sales charge was 6.25%) . The Class B "S.E.C. Standardized" returns are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During certain of the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Returns Since Inception would have been (1.98%) . The Class B "S.E.C. Standardized" Average Annual Total Returns Since Inception would have been (1.90%) . Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Standard & Poor's 500 Index figures are from Standard & Poor's and all other figures are from First Investors Management Company, Inc.

Portfolio of Investments
FOCUSED EQUITY FUND
September 30, 2006

-------------------------------------------------------------------------------------------------------
                                                                                                 Amount
                                                                                               Invested
                                                                                               For Each
                                                                                             $10,000 of
   Shares    Security                                                                Value   Net Assets
-------------------------------------------------------------------------------------------------------
             COMMON STOCKS--98.7%
             Consumer Discretionary--4.7%
   35,100    CBS Corporation - Class "B"                                          $988,767         $190
   15,200    Federated Department Stores, Inc.                                     656,792          126
   22,050  * Viacom, Inc. - Class "B"                                              819,819          157
-------------------------------------------------------------------------------------------------------
                                                                                 2,465,378          473
-------------------------------------------------------------------------------------------------------
             Consumer Staples--12.0%
   20,600    Altria Group, Inc.                                                  1,576,930          303
   11,600    Coca-Cola Company                                                     518,288           99
   16,600    General Mills, Inc.                                                   939,560          180
   24,000    PepsiCo, Inc.                                                       1,566,240          300
   26,600    Procter & Gamble Company                                            1,648,668          316
-------------------------------------------------------------------------------------------------------
                                                                                 6,249,686        1,198
-------------------------------------------------------------------------------------------------------
             Energy--9.1%
   28,600    Chesapeake Energy Corporation                                         828,828          159
   27,900    ConocoPhillips                                                      1,660,887          319
   31,100    Halliburton Company                                                   884,795          170
   14,900    Noble Energy, Inc.                                                    679,291          130
   17,000    Petro-Canada                                                          685,610          131
-------------------------------------------------------------------------------------------------------
                                                                                 4,739,411          909
-------------------------------------------------------------------------------------------------------
             Financials--18.2%
   21,000    ACE, Ltd.                                                           1,149,330          220
   39,400    Bank of America Corporation                                         2,110,658          405
   35,500    Citigroup, Inc.                                                     1,763,285          338
   10,000    Merrill Lynch & Company, Inc.                                         782,200          150
   14,700    MetLife, Inc.                                                         833,196          160
   11,200    PNC Financial Services Group, Inc.                                    811,328          156
   14,800    State Street Corporation                                              923,520          177
   18,600    UBS AG                                                              1,103,166          211
-------------------------------------------------------------------------------------------------------
                                                                                 9,476,683        1,817
-------------------------------------------------------------------------------------------------------
             Health Care--18.9%
   18,500    Abbott Laboratories                                                   898,360          172
    2,700    Alcon, Inc.                                                           309,150           59
   15,400  * Amgen, Inc.                                                         1,101,562          211
-------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
FOCUSED EQUITY FUND
September 30, 2006

-------------------------------------------------------------------------------------------------------
                                                                                                 Amount
                                                                                               Invested
                                                                                               For Each
                                                                                             $10,000 of
   Shares    Security                                                                Value   Net Assets
-------------------------------------------------------------------------------------------------------
             Health Care (continued)
   18,800    Eli Lilly & Company                                                $1,071,600         $206
   26,000  * Forest Laboratories, Inc.                                           1,315,860          252
   20,000  * Medco Health Solutions, Inc.                                        1,202,200          231
   33,300    Medtronic, Inc.                                                     1,546,452          297
   70,500    Schering-Plough Corporation                                         1,557,345          299
   10,900  * WellPoint, Inc.                                                       839,845          161
-------------------------------------------------------------------------------------------------------
                                                                                 9,842,374        1,888
-------------------------------------------------------------------------------------------------------
             Industrials--12.9%
   14,100    Boeing Company                                                      1,111,785          213
    6,600    Fluor Corporation                                                     507,475           98
   41,300    General Electric Company                                            1,457,890          280
    8,000    Lockheed Martin Corporation                                           688,480          132
    9,500    United Parcel Service, Inc. - Class "B"                               683,430          131
   17,800    United Technologies Corporation                                     1,127,630          216
   31,600    Waste Management, Inc.                                              1,159,088          222
-------------------------------------------------------------------------------------------------------
                                                                                 6,735,778        1,292
-------------------------------------------------------------------------------------------------------
             Information Technology--18.4%
   37,600    Accenture, Ltd. - Class "A"                                         1,192,296          229
   29,200  * Adobe Systems, Inc.                                                 1,093,540          210
   47,600  * Cisco Systems, Inc.                                                 1,094,800          210
   35,600  * Corning, Inc.                                                         868,996          167
   80,300  * EMC Corporation                                                       961,994          184
    2,700  * Google, Inc. - Class "A"                                            1,085,130          208
   14,000    Hewlett-Packard Company                                               513,660           98
   52,700    Microsoft Corporation                                               1,440,291          276
   28,700  * Oracle Corporation                                                    509,138           98
   22,500    QUALCOMM, Inc.                                                        817,875          157
-------------------------------------------------------------------------------------------------------
                                                                                 9,577,720        1,837
-------------------------------------------------------------------------------------------------------
             Telecommunication Services--1.0%
   30,521    Sprint Nextel Corporation                                             523,435          100
-------------------------------------------------------------------------------------------------------




-------------------------------------------------------------------------------------------------------
                                                                                                 Amount
                                                                                               Invested
Shares or                                                                                      For Each
Principal                                                                                    $10,000 of
   Amount    Security                                                                Value   Net Assets
-------------------------------------------------------------------------------------------------------
             Utilities--3.5%
   12,900    Dominion Resources, Inc.                                             $986,721         $189
   14,000    Exelon Corporation                                                    847,560          163
-------------------------------------------------------------------------------------------------------
                                                                                 1,834,281          352
-------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $45,316,191)                                 51,444,746        9,866
-------------------------------------------------------------------------------------------------------
             REPURCHASE AGREEMENT--1.1%
     $572M   UBS Securities, 5%, dated 9/29/06, to be
               repurchased at $572,238 on 10/2/06
               (collateralized by U.S. Treasury Bonds,
               6.125%, 8/15/29, valued at $585,206)
               (cost $572,000)                                                     572,000          110
-------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $45,888,191)                         99.8%     52,016,746        9,976
Other Assets, Less Liabilities                                          .2         126,025           24
-------------------------------------------------------------------------------------------------------
Net Assets                                                           100.0%    $52,142,771      $10,000
=======================================================================================================

* Non-income producing

See notes to financial statements


Portfolio Manager's Letter
GLOBAL FUND

Dear Investor:

This is the annual report for the First Investors Global Fund for the fiscal year ended September 30, 2006. During the period, the Fund's return on a net asset value basis was 10.2% for Class A shares and 9.5% for Class B shares, including dividends of 1.5 cents per share on Class A shares.

The Fund generally invests in large and medium capitalization stocks that are traded in the more established markets in the world, including the U.S. At the end of the reporting period, the Fund held 47.3% of its assets in U.S. securities, 49.6% in developed foreign markets and 3.1% in emerging markets.

The Fund's absolute performance during the reporting period was driven by the strong performance of the global equity markets. Foreign markets outperformed U.S. domestic markets during the period. Based on their respective MSCI Country Indexes, Europe led all markets, returning 23%, followed closely by emerging markets, which returned 21%. The Pacific Basin (excluding Japan) and Japan performed similarly, with each returning 13%. The U.S. returned 11% for the period.

The Fund's relative underperformance versus the MSCI All Country World Index was primarily attributable to stock selection in the U.S. and Japan, as well as within a number of sectors, particularly in the telecommunication services and consumer discretionary sectors. Within telecommunication services, Mobile Telesystems and Sprint Nextel disappointed. Mobile Telesystems experienced seasonal weakness due to lower roaming revenues and higher expenses. Sprint Nextel struggled with an inferior handset portfolio relative to its peers. Within consumer discretionary, Peugeot disappointed as some of their products have not performed well and volumes have been low.

The Fund was helped by positive results from the Fund's U.K. and select European holdings, which included the Swiss bank UBS AG. UBS has performed well as the company has experienced strong growth in its investment banking and private wealth businesses. Security selection within the materials sector also helped performance, particularly our holdings in Xstrata. Xstrata is well positioned, with a diversified resource base and strong organic growth, and therefore should be able to withstand a decline in commodities pricing.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

\S\ TROND SKRAMSTAD

Trond Skramstad
Portfolio Manager

November 1, 2006

Fund Expenses
GLOBAL FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

--------------------------------------------------------------------------------------------------
                                                  Beginning       Ending
                                                   Account        Account         Expenses Paid
                                                    Value          Value          During Period
                                                   (4/1/06)      (9/30/06)      (4/1/06--9/30/06)*
--------------------------------------------------------------------------------------------------
Expense Example -- Class A Shares
Actual                                           $1,000.00      $1,022.41             $8.67
Hypothetical
  (5% annual return before expenses)             $1,000.00      $1,016.50             $8.64
--------------------------------------------------------------------------------------------------
Expense Example -- Class B Shares
Actual                                           $1,000.00      $1,020.00            $12.20
Hypothetical
  (5% annual return before expenses)             $1,000.00      $1,012.99            $12.16
--------------------------------------------------------------------------------------------------
* Expenses are equal to the annualized expense ratio of 1.71% for Class A shares and 2.41% for
Class B shares, multiplied by the average account value over the period, multiplied by 183/365
(to reflect the one-half year period).


Portfolio Composition
TOP SECTORS

Portfolio Composition
TOP TEN COUNTRIES

(BAR CHART DATA:)

United States                                        46.5%
France                                                9.3%
Japan                                                 8.0%
United Kingdom                                        6.8%
Switzerland                                           5.9%
Germany                                               5.4%
Canada                                                3.2%
Italy                                                 2.6%
Brazil                                                1.6%
Norway                                                1.5%

Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2006, and are based on the total market value of investments.

Cumulative Performance Information
GLOBAL FUND

Comparison of change in value of $10,000 investment in the First Investors Global Fund (Class A shares) and the Morgan Stanley Capital International ("MSCI") All Country World Free Index.

First Investors Global Fund
Graph Plot Points
for the periods Ended 9/30/06

                              Global    MSCI All Country
                                Fund               Index

Dec-96                         9,425              10,000
Dec-97                        10,180              11,500
Sep-98                        10,053              11,578
Sep-99                        13,032              15,156
Sep-00                        14,560              16,371
Sep-01                        10,357              11,764
Sep-02                         8,409               9,671
Sep-03                        10,257              12,261
Sep-04                        11,788              14,472
Sep-05                        14,034              17,502
Sep-06                        15,459              20,152

(INSET BOX IN CHART READS:)
                                      Average Annual Total Returns*
Class A Shares                     N.A.V. Only      S.E.C. Standardized
  One Year                            10.15%              3.83%
  Five Years                           8.34%              7.06%
  Ten Years                            5.72%              5.09%
Class B Shares
  One Year                             9.51%              5.51%
  Five Years                           7.60%              7.30%
  Ten Years                            4.98%              4.98%

  The graph compares a $10,000 investment in the First Investors Global Fund (Class A shares) beginning 12/31/96 with a theoretical investment in the MSCI All Country World Free Index (the "Index"). The Index represents both the developed and the emerging markets. The Index includes 48 countries of which 25 are emerging markets. It is not possible to invest directly in this Index. In addition, the Index does not take into account fees and expenses that an investor would incur in purchasing securities in the Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 9/30/06) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%) . The Class B "S.E.C. Standardized" returns are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. MSCI All Country World Free Index figures are from Morgan Stanley & Co., Inc. and all other figures are from First Investors Management Company, Inc.

Portfolio of Investments
GLOBAL FUND
September 30, 2006

-------------------------------------------------------------------------------------------------------
                                                                                                 Amount
                                                                                               Invested
                                                                                               For Each
                                                                                             $10,000 of
   Shares    Security                                                                Value   Net Assets
-------------------------------------------------------------------------------------------------------
             COMMON STOCKS--98.3%
             United States--46.5%
   35,000    Abbott Laboratories                                                $1,699,600          $62
   70,800    Accenture, Ltd. - Class "A"                                         2,245,068           82
   39,700    ACE, Ltd.                                                           2,172,781           79
   63,800  * Adobe Systems, Inc.                                                 2,389,310           87
   10,200    Aetna, Inc.                                                           403,410           15
   28,500  * Alkermes, Inc.                                                        451,725           16
   36,700    Altria Group, Inc.                                                  2,809,385          103
   35,200  * Amdocs, Ltd.                                                        1,393,920           51
   24,753    American International Group, Inc.                                  1,640,134           60
   29,100  * Amgen, Inc.                                                         2,081,523           76
   24,100    AT&T, Inc.                                                            784,696           29
   77,900    Bank of America Corporation                                         4,173,103          152
    6,900  * Bare Escentuals, Inc.                                                 187,335            7
   23,600    Boeing Company                                                      1,860,860           68
  102,400    CBS Corporation - Class "B"                                         2,884,608          105
   10,800  * Cephalon, Inc.                                                        666,900           24
   31,900    Chesapeake Energy Corporation                                         924,462           34
   94,500  * Cisco Systems, Inc.                                                 2,173,500           79
   71,949    Citigroup, Inc.                                                     3,573,707          130
   21,300    Coca-Cola Company                                                     951,684           35
   33,800    ConocoPhillips                                                      2,012,114           73
   96,200  * Corning, Inc.                                                       2,348,242           86
   27,800    Danaher Corporation                                                 1,909,026           70
   48,700    Dominion Resources, Inc.                                            3,725,063          136
   36,800  * E*TRADE Financial Corporation                                         880,256           32
   35,100    Eli Lilly & Company                                                 2,000,700           73
  217,900  * EMC Corporation                                                     2,610,442           95
   46,600    ExxonMobil Corporation                                              3,126,860          114
   28,400    Federated Department Stores, Inc.                                   1,227,164           45
   25,000    Fluor Corporation                                                   1,922,250           70
   54,700  * Forest Laboratories, Inc.                                           2,768,367          101
   11,300  * Genentech, Inc.                                                       934,510           34
  106,000    General Electric Company                                            3,741,800          137
   66,000    General Mills, Inc.                                                 3,735,600          136
    5,100  * Google, Inc. - Class "A"                                            2,049,690           75
   20,700    Hewlett-Packard Company                                               759,483           28
   13,800    Joy Global, Inc.                                                      519,018           19
-------------------------------------------------------------------------------------------------------




-------------------------------------------------------------------------------------------------------
                                                                                                 Amount
                                                                                               Invested
                                                                                               For Each
                                                                                             $10,000 of
   Shares    Security                                                                Value   Net Assets
-------------------------------------------------------------------------------------------------------
             United States (continued)
   23,600  * Lam Research Corporation                                           $1,069,788          $39
   14,300    Lockheed Martin Corporation                                         1,230,658           45
   10,800    Loews Corporation - Carolina Group                                    598,212           22
   12,800    Manpower, Inc.                                                        784,256           29
   29,900    Market 2000+ Holders Trust                                          1,733,901           63
   46,500  * Medco Health Solutions, Inc.                                        2,795,115          102
   60,800    Medtronic, Inc.                                                     2,823,552          103
    9,700  * MEMC Electronic Materials, Inc.                                       355,311           13
   18,200    Merrill Lynch & Company, Inc.                                       1,423,604           52
   24,900    Microchip Technology, Inc.                                            807,258           29
  104,900    Microsoft Corporation                                               2,866,917          105
   23,600  * NASDAQ Stock Market, Inc.                                             713,664           26
   17,600  * National-Oilwell Varco, Inc.                                        1,030,480           38
   22,700    Newmont Mining Corporation                                            970,425           35
   51,000    Noble Energy, Inc.                                                  2,325,090           85
   14,900    Nuveen Investments - Class "A"                                        763,327           28
   42,600    PepsiCo, Inc.                                                       2,780,076          101
   45,600    PNC Financial Services Group, Inc.                                  3,303,264          121
   18,000    Precision Castparts Corporation                                     1,136,880           41
   47,100    Procter & Gamble Company                                            2,919,258          107
   31,800    QUALCOMM, Inc.                                                      1,155,930           42
  130,200    Schering-Plough Corporation                                         2,876,118          105
   22,100    Schlumberger, Ltd.                                                  1,370,863           50
   15,800    Simon Property Group, Inc. (REIT)                                   1,431,796           52
   55,279    Sprint Nextel Corporation                                             948,035           35
   27,900    State Street Corporation                                            1,740,960           64
   25,000    TJX Companies, Inc.                                                   700,750           26
   15,800    United Parcel Service, Inc. - Class "B"                             1,136,652           41
   37,800    United Technologies Corporation                                     2,394,630           87
   46,900  * Univision Communications, Inc. - Class "A"                          1,610,546           59
   58,300  * Viacom, Inc. - Class "B"                                            2,167,594           79
   10,100    Wal-Mart Stores, Inc.                                                 498,132           18
  103,000    Waste Management, Inc.                                              3,778,040          138
   19,400  * WellPoint, Inc.                                                     1,494,770           55
-------------------------------------------------------------------------------------------------------
                                                                               127,474,148        4,653
-------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
GLOBAL FUND
September 30, 2006

-------------------------------------------------------------------------------------------------------
                                                                                                 Amount
                                                                                               Invested
                                                                                               For Each
                                                                                             $10,000 of
   Shares    Security                                                                Value   Net Assets
-------------------------------------------------------------------------------------------------------
             France--9.3%
   20,523    Accor SA                                                           $1,397,369          $51
   72,062    Axa                                                                 2,654,560           97
   18,242    BNP Paribas SA                                                      1,960,723           72
   30,739    Carrefour SA                                                        1,940,316           71
   38,928    Electricite de France                                               2,159,872           79
   23,821    Essilor International SA                                            2,436,657           89
   27,069    Lafarge SA                                                          3,490,695          127
   15,418    LVMH Moet Hennessy Louis Vuitton SA                                 1,586,877           58
   37,000    PSA Peugeot Citroen                                                 2,084,302           76
   39,253    Sanofi-Aventis                                                      3,490,614          127
   34,788    Total SA                                                            2,280,508           83
-------------------------------------------------------------------------------------------------------
                                                                                25,482,493          930
-------------------------------------------------------------------------------------------------------
             Japan--8.0%
   25,800    Astellas Pharma, Inc.                                               1,037,988           38
   55,650    Canon, Inc.                                                         2,903,519          106
   81,300    Daiichi Sankyo Company, Ltd.                                        2,306,823           84
   52,800    Eisai Company, Ltd.                                                 2,553,576           93
  104,400    Matsui Securities Company, Ltd.                                       870,995           32
  514,000    Mitsubishi Heavy Industries, Ltd.                                   2,128,878           78
      215    Mitsubishi UFJ Financial Group, Inc.                                2,763,847          101
    2,298    Rakuten, Inc.                                                         901,176           33
   49,400    Sega Sammy Holdings, Inc.                                           1,589,972           58
   68,300    Seven & I Holdings Company, Ltd.                                    2,198,281           80
  312,000    Shinsei Bank, Ltd.                                                  1,902,681           69
   16,600    Sony Corporation                                                      672,070           25
-------------------------------------------------------------------------------------------------------
                                                                                21,829,806          797
-------------------------------------------------------------------------------------------------------
             United Kingdom--6.8%
   92,816    Alliance Boots PLC                                                  1,343,652           49
   57,651    AstraZeneca PLC                                                     3,594,640          131
  265,000  * Debenhams PLC                                                         899,668           33
  345,254    EMI Group PLC                                                       1,715,468           63
  843,945    Old Mutual PLC                                                      2,640,530           97
   52,492    Reckitt Benckiser PLC                                               2,170,866           79
  497,814    Tesco PLC                                                           3,347,586          122
   69,231    Xstrata PLC                                                         2,854,073          104
-------------------------------------------------------------------------------------------------------
                                                                                18,566,483          678
-------------------------------------------------------------------------------------------------------




-------------------------------------------------------------------------------------------------------
                                                                                                 Amount
                                                                                               Invested
                                                                                               For Each
                                                                                             $10,000 of
   Shares    Security                                                                Value   Net Assets
-------------------------------------------------------------------------------------------------------
             Switzerland--5.9%
   34,386    Credit Suisse Group - Registered                                   $1,983,992          $73
   19,000    Nestle SA - Registered                                              6,606,324          241
   92,500    UBS AG - Registered                                                 5,517,764          201
    8,227    Zurich Financial Services AG - Registered                           2,015,827           74
-------------------------------------------------------------------------------------------------------
                                                                                16,123,907          589
-------------------------------------------------------------------------------------------------------
             Germany--5.4%
   12,211    Deutsche Boerse AG                                                  1,832,996           67
  128,648    Deutsche Telekom AG - Registered                                    2,041,954           74
   22,109    E.ON AG                                                             2,624,502           96
   23,692    Henkel KGaA                                                         3,304,011          120
   22,493    Muenchener Rueckversicherungs-
               Gesellschaft AG - Registered                                      3,554,511          130
    7,430    SAP AG                                                              1,472,974           54
-------------------------------------------------------------------------------------------------------
                                                                                14,830,948          541
-------------------------------------------------------------------------------------------------------
             Canada--3.2%
   17,100    Agnico-Eagle Mines, Ltd.                                              532,323           19
   65,600    Alcan, Inc.                                                         2,620,707           95
   11,000    Cameco Corporation                                                    402,270           15
   30,400    EnCana Corporation                                                  1,420,474           52
  137,300    Talisman Energy, Inc.                                               2,248,439           82
   25,200    Teck Cominco, Ltd. - Class "B"                                      1,581,593           58
-------------------------------------------------------------------------------------------------------
                                                                                 8,805,806          321
-------------------------------------------------------------------------------------------------------
             Italy--2.6%
  459,449    Banca Intesa SpA                                                    3,020,623          110
  510,761    UniCredito Italiano SpA                                             4,234,667          155
-------------------------------------------------------------------------------------------------------
                                                                                 7,255,290          265
-------------------------------------------------------------------------------------------------------
             Brazil--1.6%
  135,000    All America Latina Logistica                                        1,057,117           39
  149,100    Companhia Vale Do Rio Doce (ADR)                                    3,214,596          117
-------------------------------------------------------------------------------------------------------
                                                                                 4,271,713          156
-------------------------------------------------------------------------------------------------------
             Norway--1.5%
  173,300    Statoil ASA                                                         4,100,776          150
-------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
GLOBAL FUND
September 30, 2006

-------------------------------------------------------------------------------------------------------
                                                                                                 Amount
                                                                                               Invested
                                                                                               For Each
                                                                                             $10,000 of
   Shares    Security                                                                Value   Net Assets
-------------------------------------------------------------------------------------------------------
             Spain--1.5%
  172,375    Banco Bilbao Vizcaya Argentaria SA                                 $3,985,006         $145
-------------------------------------------------------------------------------------------------------
             Ireland--1.2%
   54,500  * Elan Corporation PLC (ADR)                                            838,210           31
   38,500  * Ryanair Holdings PLC (ADR)                                          2,436,665           89
-------------------------------------------------------------------------------------------------------
                                                                                 3,274,875          120
-------------------------------------------------------------------------------------------------------
             Australia--1.1%
  149,324    Westpac Banking Corporation                                         2,530,651           92
   19,500    Woodside Petroleum, Ltd. (ADR)                                        571,163           21
-------------------------------------------------------------------------------------------------------
                                                                                 3,101,814          113
-------------------------------------------------------------------------------------------------------
             Sweden--1.0%
   91,200    Assa Abloy - Class "B"                                              1,695,561           62
  283,000    Telefonaktiebolaget LM Ericsson - Class "B"                           980,849           36
-------------------------------------------------------------------------------------------------------
                                                                                 2,676,410           98
-------------------------------------------------------------------------------------------------------
             Netherlands--.9%
   72,288    Koninklijke (Royal) Philips Electronics NV                          2,533,770           92
-------------------------------------------------------------------------------------------------------
             Mexico--.7%
  276,500  * Empresas ICA SA de CV                                                 995,513           36
  311,200    Wal-Mart de Mexico SA de CV                                         1,058,200           39
-------------------------------------------------------------------------------------------------------
                                                                                 2,053,713           75
-------------------------------------------------------------------------------------------------------
             Taiwan--.7%
  113,832    Chunghwa Telecom Company, Ltd. (ADR)                                1,970,432           72
-------------------------------------------------------------------------------------------------------
             Belgium--.4%
   16,195    UCB SA                                                              1,028,830           38
-------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $228,337,007)                               269,366,220        9,833
-------------------------------------------------------------------------------------------------------




-------------------------------------------------------------------------------------------------------
                                                                                                 Amount
                                                                                               Invested
                                                                                               For Each
Principal                                                                                    $10,000 of
   Amount    Security                                                                Value   Net Assets
-------------------------------------------------------------------------------------------------------
             REPURCHASE AGREEMENT--1.8%
   $4,808M   UBS Securities, 5%, dated 9/29/06, to be
               repurchased at $4,810,003 on 10/2/06
               (collaterized by U.S. Treasury Bonds,
               6.375%, 8/15/27, valued at $4,916,048)
               (cost $4,808,000)                                                $4,808,000         $175
-------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $233,145,007)                       100.1%    274,174,220       10,008
Excess of Liabilities Over Other Assets                                (.1)       (219,553)          (8)
-------------------------------------------------------------------------------------------------------
Net Assets                                                           100.0%   $273,954,667      $10,000
=======================================================================================================

* Non-income producing

  Summary of Abbreviations:
  ADR    American Depositary Receipts
  REIT   Real Estate Investment Trust

See notes to financial statements


GLOBAL FUND
September 30, 2006

Sector diversification of the portfolio was as follows:

--------------------------------------------------------------------------------------------------
                                                                 Percentage
Sector                                                        of Net Assets                 Value
--------------------------------------------------------------------------------------------------
Pharmaceuticals, Biotechnology & Life Sciences                       10.3%           $ 28,330,124
Banks                                                                 8.7              23,701,462
Diversified Financials                                                8.6              23,474,368
Energy                                                                8.0              21,813,499
Capital Goods                                                         7.1              19,535,074
Food, Beverage & Tobacco                                              6.4              17,481,281
Materials                                                             5.6              15,264,412
Insurance                                                             5.4              14,678,343
Technology Hardware & Equipment                                       4.7              12,931,965
Software & Services                                                   4.5              12,417,879
Food & Staples Retailing                                              3.8              10,386,167
Health Care Equipment & Services                                      3.6               9,953,504
Household & Personal Products                                         3.1               8,581,470
Utilities                                                             3.1               8,509,437
Media                                                                 3.1               8,378,216
Consumer Durables & Apparel                                           2.3               6,382,689
Telecommunication Services                                            2.1               5,745,117
Transportation                                                        1.7               4,630,434
Commercial Services & Supplies                                        1.6               4,562,296
Retailing                                                             1.4               3,728,758
Semiconductors & Semiconductor Equipment                              0.8               2,232,357
Automobiles & Components                                              0.8               2,084,302
Other                                                                 0.6               1,733,901
Real Estate                                                           0.5               1,431,796
Consumer Services                                                     0.5               1,397,369
Repurchase Agreement                                                  1.8               4,808,000
--------------------------------------------------------------------------------------------------
Total Value of Investments                                          100.1             274,174,220
Excess of Liabilities Over Other Assets                               (.1)               (219,553)
--------------------------------------------------------------------------------------------------
Net Assets                                                          100.0%           $273,954,667
==================================================================================================

See notes to financial statements


Portfolio Manager's Letter
INTERNATIONAL FUND*

Dear Investor:

This is the annual report for the First Investors International Fund from the Fund's inception (June 27, 2006) until September 30, 2006. During the period, the Fund's return on a net asset value basis was 7.1% for Class A shares and 7.0% for Class B shares.

Launched in late-June with the objective of long-term capital growth, the Fund invests in a portfolio of 40 to 60 equity securities of companies that are located outside of the U.S. We are pleased to report that the Fund got off to a very good start. The Fund's absolute performance during the reporting period benefited from the strong performance of the international equity markets.

The Fund's relative outperformance versus the MSCI-EAFE Index was largely driven by its overweight positions in emerging markets and the consumers staples sector. The Fund looks for attractive investment opportunities in all foreign markets, including developed and emerging markets. At the end of the reporting period, the Fund held 19.4% of its assets in emerging markets, a significant overweight position compared to the MSCI-EAFE Index. This helped the Fund's relative performance, as emerging markets outperformed developed markets. The Fund's overweight position in consumer staples also helped its relative performance, as this sector performed well as the global economy cooled.

The top three performing stocks in the Fund were Enagas SA, a Spanish gas utilities company, Red Electrica, a Spanish electric utilities company, and Tesco, a U.K. retailer. The Fund's worst performers were in the financials and telecommunications services sectors.

While its greatest allocation is to large-cap stocks, the Fund invests in companies of any size. At the end of the reporting period, the Fund held 58.9% of its assets in large caps, 34.0% in mid caps and 6.2% in small caps, based on Lipper's market-cap ranges. The Fund's market capitalization breakdown was not a significant contributor to relative performance during the reporting period.

INTERNATIONAL FUND*

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

\S\ RAJIV JAIN

Rajiv Jain
Portfolio Manager

November 1, 2006

* The Fund commenced operations on June 27, 2006.

Fund Expenses
INTERNATIONAL FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

--------------------------------------------------------------------------------------------------
                                                    Beginning     Ending
                                                     Account      Account         Expenses Paid
                                                      Value        Value          During Period
                                                     (6/27/06)   (9/30/06)      (6/27/06--9/30/06)
--------------------------------------------------------------------------------------------------
Expense Example -- Class A Shares
Actual                                           $1,000.00        $1,071.00         $6.40*
Hypothetical
  (5% annual return before expenses)             $1,000.00        $1,013.29        $11.86**
--------------------------------------------------------------------------------------------------
Expense Example -- Class B Shares
Actual                                           $1,000.00        $1,070.00         $8.30*
Hypothetical
  (5% annual return before expenses)             $1,000.00        $1,009.78        $15.37**
--------------------------------------------------------------------------------------------------

 * Actual expenses reflect only the inception period (June 27, 2006 to September 30, 2006). Therefore expenses shown are lower than would be expected for a six-month period. Actual expenses for the six- month period will be reflected in future reports. Expenses are equal to the annualized expense ratio of 2.35% for Class A shares and 3.05% for Class B shares, multiplied by the average account value over the period, multiplied by 96/365 (to reflect the inception period).
   Expenses paid during the period are net of expenses waived.

** Expenses are equal to the annualized expense ratio of 2.35% for Class A shares and 3.05% for Class B shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.


Portfolio Composition
TOP TEN COUNTRIES

Portfolio Composition
TOP TEN COUNTRIES

(BAR CHART DATA:)

United Kingdom                                       22.2%
Switzerland                                          13.2%
Spain                                                12.8%
Australia                                             7.8%
Japan                                                 6.2%
India                                                 5.8%
Ireland                                               5.5%
Mexico                                                4.6%
South Korea                                           4.1%
Netherlands                                           2.9%

Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2006, and are based on the total market value of investments.

Portfolio of Investments
INTERNATIONAL FUND
September 30, 2006

-------------------------------------------------------------------------------------------------------
                                                                                                 Amount
                                                                                               Invested
                                                                                               For Each
                                                                                             $10,000 of
   Shares    Security                                                                Value   Net Assets
-------------------------------------------------------------------------------------------------------
             COMMON STOCKS--89.3%
             United Kingdom--20.3%
    7,780    Barratt Developments PLC                                             $154,917          $76
   31,060    British American Tobacco PLC                                          837,782          413
   27,800    Cadbury Schweppes PLC                                                 295,214          146
   30,620    Diageo PLC                                                            539,646          266
   18,090    Imperial Tobacco Group PLC                                            601,479          297
    4,250    Northern Rock PLC                                                      92,724           46
    6,915    Reckitt Benckiser PLC                                                 285,978          141
   10,890    Royal Bank of Scotland Group PLC                                      374,086          185
  140,140    Tesco PLC                                                             942,382          465
-------------------------------------------------------------------------------------------------------
                                                                                 4,124,208        2,035
-------------------------------------------------------------------------------------------------------
             Switzerland--12.1%
    7,130    Kuehne & Nagel International AG - Registered                          491,842          243
       52    Lindt & Spruengli AG                                                  116,818           58
    1,360    Nestle SA - Registered                                                472,874          233
    5,660    Novartis AG (ADR)                                                     330,770          163
    3,820    Roche Holding AG - Genusscheine                                       658,626          325
    6,410    UBS AG - Registered                                                   382,366          189
-------------------------------------------------------------------------------------------------------
                                                                                 2,453,296        1,211
-------------------------------------------------------------------------------------------------------
             Spain--11.7%
   32,430    Banco Bilbao Vizcaya Argentaria SA                                    749,724          370
   37,230    Enagas                                                                901,251          445
   18,680    Red Electrica de Espana                                               724,323          357
-------------------------------------------------------------------------------------------------------
                                                                                 2,375,298        1,172
-------------------------------------------------------------------------------------------------------
             Australia--7.2%
   27,390    Aristocrat Leisure, Ltd.                                              288,202          142
   11,215    Australia & New Zealand Banking Group, Ltd.                           224,797          111
   11,700    News Corporation - Class "B"                                          237,051          117
   26,310    Westfield Group                                                       369,510          182
   21,850    Woolworths, Ltd.                                                      330,352          163
-------------------------------------------------------------------------------------------------------
                                                                                 1,449,912          715
-------------------------------------------------------------------------------------------------------




-------------------------------------------------------------------------------------------------------
                                                                                                 Amount
                                                                                               Invested
                                                                                               For Each
                                                                                             $10,000 of
   Shares    Security                                                                Value   Net Assets
-------------------------------------------------------------------------------------------------------
             Japan--5.7%
    5,600    Daito Trust Construction Company, Ltd.                               $304,036         $150
   12,500    Millea Holdings, Inc. +                                               453,637          224
    7,200    Toyota Motor Corporation                                              391,513          193
-------------------------------------------------------------------------------------------------------
                                                                                 1,149,186          567
-------------------------------------------------------------------------------------------------------
             Ireland--5.1%
    8,620    Allied Irish Banks PLC                                                229,308          113
   48,760    Anglo Irish Bank Corporation PLC                                      799,881          395
-------------------------------------------------------------------------------------------------------
                                                                                 1,029,189          508
-------------------------------------------------------------------------------------------------------
             Mexico--4.2%
    7,010    America Movil SA de CV (ADR) - Series "L"                             275,984          136
   15,900  * America Telecom SA de CV - Series "A1"                                107,699           53
  107,000    Grupo Modelo SA de CV - Series "C"                                    466,865          231
-------------------------------------------------------------------------------------------------------
                                                                                   850,548          420
-------------------------------------------------------------------------------------------------------
             South Korea--3.8%
   10,900    Kangwon Land, Inc.                                                    230,322          114
    3,610    KT&G Corporation                                                      219,308          108
       85    Lotte Confectionary Company, Ltd.                                     103,634           51
    5,610    S1 Corporation                                                        218,414          108
-------------------------------------------------------------------------------------------------------
                                                                                   771,678          381
-------------------------------------------------------------------------------------------------------
             India--2.8%
    9,160    HDFC Bank, Ltd. (ADR)                                                 559,218          276
-------------------------------------------------------------------------------------------------------
             Netherlands--2.7%
    3,170    Aalberts Inustries NV                                                 234,712          116
    8,120    TNT NV                                                                307,655          152
-------------------------------------------------------------------------------------------------------
                                                                                   542,367          268
-------------------------------------------------------------------------------------------------------
             France--2.7%
    6,920    M6 Metropole Television                                               212,136          105
    4,960    Total SA                                                              325,150          160
-------------------------------------------------------------------------------------------------------
                                                                                   537,286          265
-------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
INTERNATIONAL FUND
September 30, 2006

-------------------------------------------------------------------------------------------------------
                                                                                                 Amount
                                                                                               Invested
                                                                                               For Each
Shares or                                                                                    $10,000 of
 Warrants    Security                                                                Value   Net Assets
-------------------------------------------------------------------------------------------------------
             Belgium--2.6%
    1,375    Colruyt NV                                                           $234,444         $116
    5,440    InBev NV                                                              299,213          147
-------------------------------------------------------------------------------------------------------
                                                                                   533,657          263
-------------------------------------------------------------------------------------------------------
             Brazil--2.5%
    8,880    Banco Itau Holding Financeira SA (ADR)                                266,400          131
   14,900    Souza Cruz SA                                                         232,662          115
-------------------------------------------------------------------------------------------------------
                                                                                   499,062          246
-------------------------------------------------------------------------------------------------------
             South Africa--1.7%
   17,630    Remgro, Ltd.                                                          349,507          173
-------------------------------------------------------------------------------------------------------
             Hong Kong--1.6%
   18,200    HSBC Holdings PLC                                                     331,896          164
-------------------------------------------------------------------------------------------------------
             Norway--1.3%
    5,710    Orkla ASA                                                             271,982          134
-------------------------------------------------------------------------------------------------------
             Taiwan--1.3%
   27,500    Taiwan Semiconductor
               Manufacturing Co., Ltd. (ADR)                                       264,000          130
-------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $17,357,355)                                 18,092,290        8,928
-------------------------------------------------------------------------------------------------------
             WARRANTS--2.5%
             India
    4,525  * Bharat Heavy Electricals, Ltd. (expiring 7/20/10) +                   236,354          116
   26,300  * Bharti Tele-Ventures, Ltd. (expiring 5/31/10) +                       268,733          132
      700  * HDFC Bank, Ltd. (expiring 6/28/10) +                                   14,104            7
-------------------------------------------------------------------------------------------------------
Total Value of Warrants (cost $528,378)                                            519,191          255
-------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $17,885,733)                         91.8%     18,611,481        9,183
Other Assets, Less Liabilities                                         8.2       1,655,024          817
-------------------------------------------------------------------------------------------------------
Net Assets                                                           100.0%    $20,266,505      $10,000
=======================================================================================================

* Non-income producing

+ Security valued at fair value (see Note 1A)

  Summary of Abbreviations:
  ADR    American Depositary Receipts

See notes to financial statements


Sector diversification of the portfolio was as follows:

--------------------------------------------------------------------------------------------------
                                                                  Percentage
Sector                                                         of Net Assets             Value
--------------------------------------------------------------------------------------------------
Food, Beverage & Tobacco                                             20.7%         $ 4,185,495
Banks                                                                18.0            3,642,138
Utilities                                                             9.2            1,861,928
Food & Staples Retailing                                              7.4            1,507,178
Pharmaceuticals, Biotechnology & Life Sciences                        4.9              989,396
Transportation                                                        3.9              799,497
Diversified Financials                                                3.6              731,873
Media                                                                 3.5              717,920
Consumer Services                                                     2.6              518,524
Capital Goods                                                         2.5              506,694
Consumer Durables & Apparel                                           2.3              458,953
Insurance                                                             2.2              453,637
Automobiles & Components                                              1.9              391,513
Telecommunication Services                                            1.9              383,683
Real Estate                                                           1.8              369,510
Energy                                                                1.6              325,150
Household & Personal Products                                         1.4              285,978
Semiconductors & Semiconductor Equipment                              1.3              264,000
Commercial Services & Supply                                          1.1              218,414
--------------------------------------------------------------------------------------------------
Total Value of Investments                                           91.8           18,611,481
Other Assets, Less Liabilities                                        8.2            1,655,024
--------------------------------------------------------------------------------------------------
Net Assets                                                          100.0%         $20,266,505
==================================================================================================

See notes to financial statements


Statements of Assets and Liabilities
FIRST INVESTORS EQUITY FUNDS
September 30, 2006
-----------------------------------------------------------------------------------------------------------------------------
                                                        TOTAL                                        GROWTH &         ALL-CAP
                                                       RETURN           VALUE       BLUE CHIP          INCOME          GROWTH
-----------------------------------------------------------------------------------------------------------------------------
Assets
Investments in securities:
  At identified cost                             $309,435,491    $289,203,290    $347,647,877    $599,141,451    $195,507,298
                                                 ============    ============    ============    ============    ============
  At value (Note 1A)                             $350,338,587    $364,458,963    $482,205,651    $742,746,172    $217,303,418
Cash                                                  231,268         347,111         462,991         506,341           8,213
Receivables:
  Investment securities sold                          392,187           1,440              --       1,400,669       4,003,547
  Dividends and interest                            1,451,604         599,493         441,955         580,366          94,716
  Shares sold                                         442,223         869,285         449,828       1,063,425         430,763
  Other assets                                         16,786          15,552          24,362          34,776          10,600
                                                 ------------    ------------    ------------    ------------    ------------
Total Assets                                      352,872,655     366,291,844     483,584,787     746,331,749     221,851,257
                                                 ------------    ------------    ------------    ------------    ------------
Liabilities
Payables:
  Investment securities purchased                   4,189,360         206,111              --       1,000,495       2,350,336
  Shares redeemed                                     514,029         578,835       1,091,907       1,362,879         509,282
  Dividends payable                                    18,876          15,250           3,223           5,319             --
Accrued advisory fees                                 204,281         211,904         278,791         421,211         129,198
Accrued shareholder servicing costs                    72,598          74,303         128,802         169,857          65,564
Accrued expenses                                       25,534          16,192          15,970          16,661          18,066
                                                 ------------    ------------    ------------    ------------    ------------
Total Liabilities                                   5,024,678       1,102,595       1,518,693       2,976,422       3,072,446
                                                 ------------    ------------    ------------    ------------    ------------
Net Assets                                       $347,847,977    $365,189,249    $482,066,094    $743,355,327    $218,778,811
                                                 ============    ============    ============    ============    ============
Net Assets Consist of:
Capital paid in                                  $308,347,366    $324,409,354    $446,371,066    $601,392,296    $180,223,521
Undistributed net investment income                   521,918       1,005,773         609,424         511,981              --
Accumulated net realized gain (loss)
on investments                                     (1,924,403)    (35,481,551)    (99,472,170)     (2,153,671)     16,759,170
Net unrealized appreciation in value
of investments                                     40,903,096      75,255,673     134,557,774     143,604,721      21,796,120
                                                 ------------    ------------    ------------    ------------    ------------
Total                                            $347,847,977    $365,189,249    $482,066,094    $743,355,327    $218,778,811
                                                 ============    ============    ============    ============    ============
Net Assets:
  Class A                                        $311,973,781    $337,181,460    $437,596,643    $671,399,846    $195,412,728
  Class B                                         $35,874,196     $28,007,789     $44,469,451     $71,955,481     $23,366,083
Shares outstanding (Note 5):
  Class A                                          21,414,405      45,567,442      19,494,791      45,622,147      21,092,284
  Class B                                           2,498,925       3,845,142       2,123,175       5,136,720       2,628,171
Net asset value and redemption price
  per share -- Class A                                 $14.57           $7.40          $22.45          $14.72           $9.26
                                                 ============    ============    ============    ============    ============
Maximum offering price per share -- Class A
  (Net asset value/.9425)*                             $15.46           $7.85          $23.82          $15.62           $9.82
                                                 ============    ============    ============    ============    ============
Net asset value and offering price per share --
  Class B (Note 5)                                     $14.36           $7.28          $20.94          $14.01           $8.89
                                                 ============    ============    ============    ============    ============

* On purchases of $100,000 or more, the sales charge is reduced.

See notes to financial statements


Statements of Assets and Liabilities
FIRST INVESTORS EQUITY FUNDS
September 30, 2006
-----------------------------------------------------------------------------------------------------------------------------
                                                      MID-CAP         SPECIAL         FOCUSED
                                                  OPPORTUNITY      SITUATIONS          EQUITY          GLOBAL   INTERNATIONAL
-----------------------------------------------------------------------------------------------------------------------------
Assets
Investments in securities:
  At identified cost                             $374,675,139    $231,939,065     $45,888,191    $233,145,007     $17,885,733
                                                 ============    ============    ============    ============    ============
  At value (Note 1A)                             $484,203,849    $267,379,321     $52,016,746    $274,174,220     $18,611,481
Cash                                                1,447,187          70,916           2,192       4,814,773       2,963,359
Receivables:
  Investment securities sold                        1,926,122              --         246,995       1,141,899         130,419
  Dividends and interest                              323,306          37,916          54,050         418,358          30,635
  Shares sold                                         772,909         454,209          17,766         222,466         656,094
  Foreign exchange contracts (Note 4)                      --              --              --              --          77,796
Other assets                                           24,022          12,904           3,479          35,520              --
                                                 ------------    ------------    ------------    ------------    ------------
Total Assets                                      488,697,395     267,955,266      52,341,228     280,807,236      22,469,784
                                                 ------------    ------------    ------------    ------------    ------------
Liabilities
Payables:
  Investment securities purchased                   1,216,915          88,372              --       6,080,294       2,114,299
  Shares redeemed                                   1,265,336         474,983         131,688         459,753          48,070
  Forward currency contracts (Note 4)                      --              --              --           1,686              --
Accrued advisory fees                                 283,464         160,057          30,987         211,844              --
Accrued shareholder servicing costs                   121,040          75,830          22,065          62,506          18,096
Accrued expenses                                       17,605          41,774          13,717          36,486          22,814
                                                 ------------    ------------    ------------    ------------    ------------
Total Liabilities                                   2,904,360         841,016         198,457       6,852,569       2,203,279
                                                 ------------    ------------    ------------    ------------    ------------
Net Assets                                       $485,793,035    $267,114,250     $52,142,771    $273,954,667     $20,266,505
                                                 ============    ============    ============    ============    ============
Net Assets Consist of:
Capital paid in                                  $358,877,300    $222,659,139     $67,495,971    $211,510,882     $19,560,187
Accumulated net investment loss                            --              --              --              --        (100,724)
Accumulated net realized gain (loss)
  on investments and foreign currency
  transactions                                     17,387,025       9,014,855     (21,481,755)     21,409,537          (4,647)
Net unrealized appreciation in value
  of investments and foreign
  currency transactions                           109,528,710      35,440,256       6,128,555      41,034,248         811,689
                                                 ------------    ------------    ------------    ------------    ------------
Total                                            $485,793,035    $267,114,250     $52,142,771    $273,954,667     $20,266,505
                                                 ============    ============    ============    ============    ============
Net Assets:
  Class A                                        $434,883,454    $248,927,293     $44,503,243    $260,355,733     $19,232,779
  Class B                                         $50,909,581     $18,186,957      $7,639,528     $13,598,934      $1,033,726
Shares outstanding (Note 5):
  Class A                                          15,453,986      11,003,940       4,888,275      33,542,448       1,795,487
  Class B                                           1,979,060         883,954         882,125       1,904,942          96,650
Net asset value and redemption price per share --
  Class A                                              $28.14          $22.62           $9.10           $7.76          $10.71
                                                 ============    ============    ============    ============    ============
Maximum offering price per share -- Class A
  (Net asset value/.9425)*                             $29.86          $24.00           $9.66           $8.23          $11.36
                                                 ============    ============    ============    ============    ============
Net asset value and offering price per share --
  Class B (Note 5)                                     $25.72          $20.57           $8.66           $7.14          $10.70
                                                 ============    ============    ============    ============    ============

* On purchases of $100,000 or more, the sales charge is reduced.

See notes to financial statements


Statements of Operations
FIRST INVESTORS EQUITY FUNDS
Year Ended September 30, 2006
------------------------------------------------------------------------------------------------------------------------------
                                                         TOTAL                                        GROWTH &         ALL-CAP
                                                        RETURN           VALUE       BLUE CHIP          INCOME          GROWTH
------------------------------------------------------------------------------------------------------------------------------
Investment Income
  Dividends                                         $3,702,640(a)   $7,679,445(b)   $8,990,340(c)  $12,248,510(d)   $1,401,433(e)
  Interest                                           6,306,353       1,067,736         158,908          55,508         473,783
                                                  ------------    ------------    ------------    ------------    ------------
Total income                                        10,008,993       8,747,181       9,149,248      12,304,018       1,875,216
                                                  ------------    ------------    ------------    ------------    ------------
Expenses (Notes 1 and 3):
  Advisory fees                                      2,660,394       2,436,560       3,690,730       5,177,689       1,588,884
  Distribution plan expenses -- Class A                891,350         895,611       1,280,816       1,913,052         563,287
  Distribution plan expenses -- Class B                369,434         274,554         481,671         780,639         240,887
  Shareholder servicing costs                          827,822         829,896       1,547,415       1,955,057         779,917
  Professional fees                                     54,486          61,545          87,905         104,489          43,381
  Custodian fees                                        36,945          28,237          31,651          52,820          18,620
  Registration fees                                     45,927          47,071          45,927          47,071          47,657
  Reports to shareholders                               81,489          87,780         138,499         176,455          74,736
  Trustees' fees                                        15,152          14,552          21,904          32,476           9,545
  Other expenses                                        74,422          69,668          97,925         137,810          49,616
                                                  ------------    ------------    ------------    ------------    ------------
Total expenses                                       5,057,421       4,745,474       7,424,443      10,377,558       3,416,530
Less: Expenses waived                                 (163,014)             --        (163,014)             --              --
      Expenses paid indirectly                         (25,981)        (19,089)        (13,634)        (24,901)         (4,129)
                                                  ------------    ------------    ------------    ------------    ------------
Net expenses                                         4,868,426       4,726,385       7,247,795      10,352,657       3,412,401
                                                  ------------    ------------    ------------    ------------    ------------
Net investment income (loss)                         5,140,567       4,020,796       1,901,453       1,951,361     (1,537,185)
                                                  ------------    ------------    ------------    ------------    ------------
Realized and Unrealized Gain (Loss) on Investments
  and Foreign Currency
Transactions (Note 2):
Net realized gain on investments                     9,374,460      13,345,405      13,151,335      29,207,344      21,955,545
Net unrealized appreciation (depreciation)
of investment                                        5,379,510      23,282,192      26,847,027      23,026,678     (11,082,663)
                                                  ------------    ------------    ------------    ------------    ------------
Net gain on investments                             14,753,970      36,627,597      39,998,362      52,234,022      10,872,882
                                                  ------------    ------------    ------------    ------------    ------------
Net Increase in Net Assets Resulting
from Operations                                    $19,894,537     $40,648,393     $41,899,815     $54,185,383      $9,335,697
                                                  ============    ============    ============    ============    ============

(a) Net of $5,794 foreign taxes withheld
(b) Net of $5,825 foreign taxes withheld
(c) Net of $1,771 foreign taxes withheld
(d) Net of $20,174 foreign taxes withheld
(e) Net of $8,986 foreign taxes withheld

See notes to financial statements


Statements of Operations
FIRST INVESTORS EQUITY FUNDS
Year Ended September 30, 2006
------------------------------------------------------------------------------------------------------------------------------
                                                       MID-CAP         SPECIAL         FOCUSED
                                                   OPPORTUNITY      SITUATIONS          EQUITY          GLOBAL  INTERNATIONAL*
------------------------------------------------------------------------------------------------------------------------------
Investment Income
  Dividends                                         $4,771,232(f)   $2,226,438        $849,972(g)   $4,722,077(h)      $61,854(i)
  Interest                                             640,766         410,261          38,412         319,627          16,147
                                                  ------------    ------------    ------------    ------------    ------------
Total income                                         5,411,998       2,636,699         888,384       5,041,704          78,001
                                                  ------------    ------------    ------------    ------------    ------------
Expenses (Notes 1 and 3):
  Advisory fees                                      3,771,705       2,407,686         412,851       2,599,529          30,954
  Distribution plan expenses -- Class A              1,293,712         705,244         139,611         748,616           4,513
  Distribution plan expenses -- Class B                553,058         194,594          85,098         140,841           1,027
  Shareholder servicing costs                        1,524,820         933,575         282,435         812,512          64,654
  Professional fees                                     63,417          52,854          26,580          66,677          29,409
  Custodian fees                                        36,559          27,472           6,898         161,101          39,755
  Registration fees                                     47,071          50,201          47,658          52,920           4,000
  Reports to shareholders                              138,517          96,676          34,831         114,244           1,383
  Trustees' fees                                        22,031          11,572           2,548          11,697             108
  Other expenses                                       100,122          49,894          11,932          66,664           3,604
                                                  ------------    ------------    ------------    ------------    ------------
Total expenses                                       7,551,012       4,529,768       1,050,442       4,774,801         179,407
Less: Expenses waived                                 (163,014)       (498,630)             --              --        (104,989)
      Expenses paid indirectly                         (24,093)         (6,059)           (444)         (1,392)             --
                                                  ------------    ------------    ------------    ------------    ------------
Net expenses                                         7,363,905       4,025,079       1,049,998       4,773,409          74,418
                                                  ------------    ------------    ------------    ------------    ------------
Net investment income (loss)                        (1,951,907)     (1,388,380)       (161,614)        268,295           3,583
                                                  ------------    ------------    ------------    ------------    ------------
Realized and Unrealized Gain (Loss) on Investments
  and Foreign Currency Transactions (Note 2):
Net realized gain (loss) on:
  Investments                                       17,445,399      16,672,396       2,552,254      26,629,300          (4,647)
  Foreign currency transactions                             --              --              --         (32,450)       (104,307)
                                                  ------------    ------------    ------------    ------------    ------------
Net realized gain (loss) on investments
  and foreign currency transactions                 17,445,399      16,672,396       2,552,254      26,596,850       (108,954)
                                                  ------------    ------------    ------------    ------------    ------------
Net unrealized appreciation (depreciation) of:
  Investments                                       (4,037,732)     10,315,175          90,291      (1,453,956)        725,748
  Foreign currency transactions                             --              --              --           5,451          85,941
                                                  ------------    ------------    ------------    ------------    ------------
Net unrealized appreciation (depreciation)
  of investments and foreign
  currency transactions                             (4,037,732)     10,315,175          90,291      (1,448,505)        811,689
                                                  ------------    ------------    ------------    ------------    ------------
Net gain on investments and foreign
currency transaction                                13,407,667      26,987,571       2,642,545      25,148,345         702,735
                                                  ------------    ------------    ------------    ------------    ------------
Net Increase in Net Assets Resulting
from Operations                                    $11,455,760     $25,599,191      $2,480,931     $25,416,640        $706,318
                                                  ============    ============    ============    ============    ============

* From June 27, 2006 (commencement of operations) to September 30, 2006.
(f) Net of $12,006 foreign taxes withheld
(g) Net of $224 foreign taxes withheld
(h) Net of $434,661 foreign taxes withheld
(i) Net of $5,227 foreign taxes withheld

See notes to financial statements


Statements of Changes in Net Assets
FIRST INVESTORS EQUITY FUNDS

---------------------------------------------------------------------------------------------------------------------------
                                                                   TOTAL RETURN                        VALUE
                                                           ----------------------------    ----------------------------
Year Ended September 30                                            2006            2005            2006            2005
---------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
  Net investment income                                      $5,140,567      $4,761,075      $4,020,796      $3,192,276
  Net realized gain on investments                            9,374,460      14,327,122      13,345,405      10,988,910
  Net unrealized appreciation of investments                  5,379,510       6,264,904      23,282,192      13,771,189
                                                           ------------    ------------    ------------    ------------
    Net increase in net assets resulting from operations     19,894,537      25,353,101      40,648,393      27,952,375
                                                           ------------    ------------    ------------    ------------
Dividends to Shareholders
  Net investment income -- Class A                           (4,717,963)     (4,688,964)     (3,480,451)     (2,633,134)
  Net investment income -- Class B                             (329,562)       (428,201)       (127,641)       (122,898)
                                                           ------------    ------------    ------------    ------------
    Total dividends                                          (5,047,525)     (5,117,165)     (3,608,092)     (2,756,032)
                                                           ------------    ------------    ------------    ------------
Share Transactions*
Class A:
  Proceeds from shares sold                                  61,431,640      64,070,678      75,863,544      84,851,705
  Reinvestment of dividends                                   4,647,596       4,613,539       3,419,946       2,574,863
  Cost of shares redeemed                                   (48,555,127)    (36,254,876)    (43,351,991)    (27,688,829)
                                                           ------------    ------------    ------------    ------------
                                                             17,524,109      32,429,341      35,931,499      59,737,739
                                                           ------------    ------------    ------------    ------------
Class B:
  Proceeds from shares sold                                   4,213,768       5,259,203       4,874,190       6,026,435
  Reinvestment of dividends                                     327,500         425,505         126,427         121,750
  Cost of shares redeemed                                    (8,153,743)     (6,076,543)     (7,056,112)     (5,162,063)
                                                           ------------    ------------    ------------    ------------
                                                             (3,612,475)       (391,835)     (2,055,495)        986,122
                                                           ------------    ------------    ------------    ------------
    Net increase (decrease) from share transactions          13,911,634      32,037,506      33,876,004      60,723,861
                                                           ------------    ------------    ------------    ------------
    Net increase (decrease) in net assets                    28,758,646      52,273,442      70,916,305      85,920,204

Net Assets
  Beginning of year                                         319,089,331     266,815,889     294,272,944     208,352,740
                                                           ------------    ------------    ------------    ------------
  End of year+                                             $347,847,977    $319,089,331    $365,189,249    $294,272,944
                                                           ============    ============    ============    ============
+Includes undistributed net investment income (deficit)        $521,918       $(204,518)     $1,005,773        $593,069
                                                           ============    ============    ============    ============
*Shares Issued and Redeemed
  Class A:
    Sold                                                      4,294,534       4,699,343      10,879,798      13,262,294
    Issued for dividends reinvested                             323,247         336,103         483,325         396,159
    Redeemed                                                 (3,397,469)     (2,656,447)     (6,213,962)     (4,319,198)
                                                           ------------    ------------    ------------    ------------
    Net increase (decrease) in Class A shares outstanding     1,220,312       2,378,999       5,149,161       9,339,255
                                                           ============    ============    ============    ============
  Class B:
    Sold                                                        299,997         393,326         712,632         960,339
    Issued for dividends reinvested                              23,118          31,456          18,191          19,022
    Redeemed                                                   (579,661)       (452,242)     (1,026,380)       (818,095)
                                                           ------------    ------------    ------------    ------------
    Net increase (decrease) in Class B shares outstanding      (256,546)        (27,460)       (295,557)        161,266
                                                           ============    ============    ============    ============




Statements of Changes in Net Assets (continued)
FIRST INVESTORS EQUITY FUNDS

-----------------------------------------------------------------------------------------------------------------------
                                                                      BLUE CHIP                     GROWTH & INCOME
                                                           ----------------------------    ----------------------------
Year Ended September 30                                            2006            2005            2006            2005
-----------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
  Net investment income                                      $1,901,453      $2,231,932      $1,951,361      $3,980,086
  Net realized gain on investments                           13,151,335      27,341,802      29,207,344      52,239,623
  Net unrealized appreciation of investments                 26,847,027      19,535,734      23,026,678      22,329,279
                                                           ------------    ------------    ------------    ------------
    Net increase in net assets resulting from operations     41,899,815      49,109,468      54,185,383      78,548,988
                                                           ------------    ------------    ------------    ------------
Dividends to Shareholders
  Net investment income -- Class A                           (1,292,468)     (2,052,222)     (2,247,490)     (4,113,800)
  Net investment income -- Class B                                   --        (179,271)             --        (201,083)
                                                           ------------    ------------    ------------    ------------
    Total dividends                                          (1,292,468)     (2,231,493)     (2,247,490)     (4,314,883)
                                                           ------------    ------------    ------------    ------------
Share Transactions*
  Class A:
    Proceeds from shares sold                                55,709,500      44,068,883     126,552,654     105,630,410
    Reinvestment of dividends                                 1,281,752       2,028,913       2,226,784       4,067,634
    Cost of shares redeemed                                 (77,002,217)    (80,924,729)   (100,395,457)    (76,352,083)
                                                           ------------    ------------    ------------    ------------
                                                            (20,010,965)    (34,826,933)     28,383,981      33,345,961
                                                           ------------    ------------    ------------    ------------
  Class B:
    Proceeds from shares sold                                 4,440,225       3,947,403       9,940,937       8,233,185
    Reinvestment of dividends                                        --         178,831              --         200,260
    Cost of shares redeemed                                 (16,026,612)    (18,447,695)    (25,190,976)    (20,089,693)
                                                           ------------    ------------    ------------    ------------
                                                            (11,586,387)    (14,321,461)    (15,250,039)    (11,656,248)
                                                           ------------    ------------    ------------    ------------
    Net increase (decrease) from share transactions         (31,597,352)    (49,148,394)     13,133,942      21,689,713
                                                           ------------    ------------    ------------    ------------
    Net increase (decrease) in net assets                     9,009,995     (2,270,419)      65,071,835      95,923,818

Net Assets
  Beginning of year                                         473,056,099     475,326,518     678,283,492     582,359,674
                                                           ------------    ------------    ------------    ------------
  End of year+                                             $482,066,094    $473,056,099    $743,355,327    $678,283,492
                                                           ============    ============    ============    ============
+Includes undistributed net investment income (deficit)        $609,424            $439        $511,981        $808,110
                                                           ============    ============    ============    ============
*Shares Issued and Redeemed
  Class A:
    Sold                                                      2,606,479       2,197,308       8,823,823       8,066,584
    Issued for dividends reinvested                              59,127          98,491         153,919         306,678
    Redeemed                                                 (3,601,132)     (4,035,467)     (7,005,475)     (5,827,638)
                                                           ------------    ------------    ------------    ------------
    Net increase (decrease) in Class A shares outstanding      (935,526)     (1,739,668)      1,972,267       2,545,624
                                                           ============    ============    ============    ============
Class B:
    Sold                                                        222,526         209,604         725,027         659,640
    Issued for dividends reinvested                                  --           9,266              --          15,843
    Redeemed                                                   (800,563)       (980,107)     (1,837,472)     (1,603,975)
                                                           ------------    ------------    ------------    ------------
    Net increase (decrease) in Class B shares outstanding      (578,037)       (761,237)     (1,112,445)       (928,492)
                                                           ============    ============    ============    ============

See notes to financial statements


Statements of Changes in Net Assets
FIRST INVESTORS EQUITY FUNDS

---------------------------------------------------------------------------------------------------------------------------
                                                                    ALL-CAP GROWTH              MID-CAP OPPORTUNITY
                                                           ----------------------------    ----------------------------
Year Ended September 30                                            2006            2005            2006            2005
---------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
  Net investment income (loss)                              $(1,537,185)    $(1,303,216)    $(1,951,907)    $(1,887,963)
  Net realized gain on investments                           21,955,545      12,586,390      17,445,399      25,408,825
  Net unrealized appreciation (depreciation) of investment  (11,082,663)      9,837,022      (4,037,732)     61,015,861
                                                           ------------    ------------    ------------    ------------
    Net increase in net assets resulting from operations      9,335,697      21,120,196      11,455,760      84,536,723
                                                           ------------    ------------    ------------    ------------
Distributions to Shareholders
  Net investment income -- Class A                                   --              --              --              --
  Net investment income -- Class B                                   --              --              --              --
  Net realized gains -- Class A                                      --              --     (11,436,474)             --
  Net realized gains -- Class B                                      --              --      (1,696,534)             --
                                                           ------------    ------------    ------------    ------------
    Total distributions                                              --             --      (13,133,008)             --
                                                           ------------    ------------    ------------    ------------
Share Transactions*
  Class A:
    Proceeds from shares sold                                48,443,378      41,188,051      87,073,595      99,735,632
    Reinvestment of distributions                                    --              --      11,364,891              --
    Cost of shares redeemed                                 (30,853,902)    (20,615,450)    (72,718,404)    (40,559,126)
                                                           ------------    ------------    ------------    ------------
                                                             17,589,476      20,572,601      25,720,082      59,176,506
                                                           ------------    ------------    ------------    ------------
  Class B:
    Proceeds from shares sold                                 4,128,019       3,422,603       8,879,710       8,855,927
    Reinvestment of distributions                                    --              --       1,688,114              --
    Cost of shares redeemed                                  (5,146,160)     (2,944,226)    (16,113,816)     (8,824,631)
                                                           ------------    ------------    ------------    ------------
                                                             (1,018,141)        478,377      (5,545,992)         31,296
                                                           ------------    ------------    ------------    ------------
    Net increase (decrease) from share transactions          16,571,335      21,050,978      20,174,090      59,207,802
                                                           ------------    ------------    ------------    ------------
    Net increase (decrease) in net assets                    25,907,032      42,171,174      18,496,842     143,744,525

Net Assets
  Beginning of year                                         192,871,779     150,700,605     467,296,193     323,551,668
                                                           ------------    ------------    ------------    ------------
  End of year+                                             $218,778,811    $192,871,779    $485,793,035    $467,296,193
                                                           ============    ============    ============    ============
+Includes undistributed net investment income of                    $--             $--             $--             $--
                                                           ============    ============    ============    ============
*Shares Issued and Redeemed
  Class A:
    Sold                                                      5,226,164       4,995,352       3,078,938       3,889,924
    Issued for distributions reinvested                              --              --         429,026              --
    Redeemed                                                 (3,347,110)     (2,484,476)     (2,581,308)     (1,578,469)
                                                           ------------    ------------    ------------    ------------
    Net increase (decrease) in Class A shares outstanding     1,879,054       2,510,876         926,656       2,311,455
                                                           ============    ============    ============    ============
  Class B:
    Sold                                                        461,478         428,824         341,525         373,923
    Issued for distributions reinvested                              --              --          69,270              --
    Redeemed                                                   (578,815)       (366,968)       (621,241)       (370,530)
                                                           ------------    ------------    ------------    ------------
    Net increase (decrease) in Class B shares outstanding      (117,337)         61,856        (210,446)          3,393
                                                           ============    ============    ============    ============




Statements of Changes in Net Assets (continued)
FIRST INVESTORS EQUITY FUNDS

-----------------------------------------------------------------------------------------------------------------------
                                                               SPECIAL SITUATIONS                 FOCUSED EQUITY
                                                           ----------------------------    ----------------------------
Year Ended September 30                                            2006            2005            2006            2005
-----------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
  Net investment income (loss)                              $(1,388,380)    $(1,629,311)      $(161,614)       $174,184
  Net realized gain on investments                           16,672,396      54,920,845       2,552,254       2,888,567
  Net unrealized appreciation (depreciation) of investment   10,315,175      (9,477,244)         90,291       3,284,026
                                                           ------------    ------------    ------------    ------------
    Net increase in net assets resulting from operations     25,599,191      43,814,290       2,480,931       6,346,777
                                                           ------------    ------------    ------------    ------------
Distributions to Shareholders
  Net investment income -- Class A                                   --              --         (56,977)       (111,522)
  Net investment income -- Class B                                   --              --              --          (5,816)
  Net realized gains -- Class A                                      --              --              --              --
  Net realized gains -- Class B                                      --              --              --              --
                                                           ------------    ------------    ------------    ------------
    Total distributions                                              --              --         (56,977)       (117,338)
                                                           ------------    ------------    ------------    ------------
Share Transactions*
  Class A:
    Proceeds from shares sold                                37,576,661      28,756,884       4,647,327       4,675,073
    Reinvestment of distributions                                    --              --          56,668         110,993
    Cost of shares redeemed                                 (35,967,977)    (34,605,124)    (10,351,825)    (11,403,250)
                                                           ------------    ------------    ------------    ------------
                                                              1,608,684      (5,848,240)     (5,647,830)     (6,617,184)
                                                           ------------    ------------    ------------    ------------
  Class B:
    Proceeds from shares sold                                 2,561,815       1,950,974         739,696         638,285
    Reinvestment of distributions                                    --              --              --           5,739
    Cost of shares redeemed                                  (7,038,485)     (5,674,721)     (2,783,896)     (2,929,303)
                                                           ------------    ------------    ------------    ------------
                                                             (4,476,670)     (3,723,747)     (2,044,200)     (2,285,279)
                                                           ------------    ------------    ------------    ------------
    Net increase (decrease) from share transactions          (2,867,986)     (9,571,987)     (7,692,030)     (8,902,463)
                                                           ------------    ------------    ------------    ------------
    Net increase (decrease) in net assets                    22,731,205      34,242,303      (5,268,076)     (2,673,024)

Net Assets
  Beginning of year                                         244,383,045     210,140,742      57,410,847      60,083,871
                                                           ------------    ------------    ------------    ------------
  End of year+                                             $267,114,250    $244,383,045     $52,142,771     $57,410,847
                                                           ============    ============    ============    ============
+Includes undistributed net investment income of                    $--             $--             $--         $56,846
                                                           ============    ============    ============    ============
*Shares Issued and Redeemed
  Class A:
    Sold                                                      1,736,840       1,508,510         523,377         559,778
    Issued for distributions reinvested                              --              --           6,447          13,198
    Redeemed                                                 (1,672,171)     (1,823,381)     (1,164,907)     (1,366,256)
                                                           ------------    ------------    ------------    ------------
    Net increase (decrease) in Class A shares outstanding        64,669        (314,871)       (635,083)       (793,280)
                                                           ============    ============    ============    ============
  Class B:
    Sold                                                        129,614         111,825          87,598          79,352
    Issued for distributions reinvested                              --              --              --             709
    Redeemed                                                   (357,334)       (324,252)       (328,649)       (364,892)
                                                           ------------    ------------    ------------    ------------
    Net increase (decrease) in Class B shares outstanding      (227,720)       (212,427)       (241,051)       (284,831)
                                                           ============    ============    ============    ============

See notes to financial statements


Statements of Changes in Net Assets
FIRST INVESTORS EQUITY FUNDS
-----------------------------------------------------------------------------------------------------------------------
                                                                                        GLOBAL            INTERNATIONAL
                                                                          ----------------------------    -------------
Year Ended September 30                                                           2006            2005             2006**
-----------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
  Net investment income                                                       $268,295         $29,227          $3,583
  Net realized gain (loss) on investments and
    foreign currency transactions                                           26,596,850      26,274,478        (108,954)
  Net unrealized appreciation (depreciation) of investments
    and foreign currency transactions                                       (1,448,505)     15,303,113         811,689
                                                                          ------------    ------------    ------------
    Net increase in net assets resulting from operations                    25,416,640      41,606,818         706,318
                                                                          ------------    ------------    ------------
Dividends to Shareholders
  Net investment income -- Class A                                            (511,516)             --              --
  Net investment income -- Class B                                                  --              --              --
                                                                          ------------    ------------    ------------
    Total dividends                                                           (511,516)             --              --
                                                                          ------------    ------------    ------------
Share Transactions*
  Class A:
    Proceeds from shares sold                                               32,079,774      21,167,913      18,783,707
    Reinvestment of dividends                                                  455,744              --              --
    Cost of shares redeemed                                                (34,415,861)    (30,999,052)       (233,440)
                                                                          ------------    ------------    ------------
                                                                            (1,880,343)     (9,831,139)     18,550,267
                                                                          ------------    ------------    ------------
  Class B:
    Proceeds from shares sold                                                2,181,431       1,619,784       1,041,875
    Cost of shares redeemed                                                 (4,344,498)     (4,823,294)        (31,955)
                                                                          ------------    ------------    ------------
                                                                            (2,163,067)     (3,203,510)       1,009,920
                                                                          ------------    ------------    ------------
    Net increase (decrease) from share transactions                         (4,043,410)    (13,034,649)      19,560,187
                                                                          ------------    ------------    ------------
    Net increase in net assets                                              20,861,714      28,572,169      20,266,505

Net Assets
  Beginning of year                                                        253,092,953     224,520,784              --
                                                                          ------------    ------------    ------------
  End of year                                                             $273,954,667    $253,092,953     $20,266,505
                                                                          ============    ============    ============
*Shares Issued and Redeemed
  Class A:
    Sold                                                                     4,311,883       3,230,403       1,817,728
    Reinvestment of dividends                                                   63,740              --              --
    Redeemed                                                                (4,642,293)     (4,739,544)        (22,242)
                                                                          ------------    ------------    ------------
Net increase (decrease) in Class A shares outstanding                         (266,670)     (1,509,141)      1,795,486
                                                                          ============    ============    ============
  Class B:
    Sold                                                                       318,906         266,888          99,686
    Redeemed                                                                  (633,693)       (800,150)         (3,037)
                                                                          ------------    ------------    ------------
    Net increase (decrease) in Class B shares outstanding                     (314,787)       (533,262)         96,649
                                                                          ============    ============    ============

** From June 27, 2006 (commencement of operations) to September 30, 2006.

See notes to financial statements


Notes to Financial Statements
FIRST INVESTORS EQUITY FUNDS
September 30, 2006

1. Significant Accounting Policies--First Investors Equity Funds, a Delaware statutory trust ("the Trust"), is registered under the Investment Company Act of 1940 ("the 1940 Act") as a diversified, open-end management investment company. The Trust operates as a series fund, issuing shares of beneficial interest in the Total Return Fund, Value Fund, Blue Chip Fund, Growth & Income Fund, All-Cap Growth Fund, Mid-Cap Opportunity Fund, Special Situations Fund, Focused Equity Fund, Global Fund and International Fund (each a "Fund", collectively, "the Funds"), and accounts separately for the assets, liabilities and operations of each Fund. Focused Equity Fund is registered as a non-diversified series of the Trust. The objective of each Fund is as follows:

Total Return Fund seeks high, long-term total investment return consistent with moderate investment risk.

Value Fund seeks total return.

Blue Chip Fund seeks high total investment return.

Growth & Income Fund seeks long-term growth of capital and current income.

All-Cap Growth Fund seeks long-term growth of capital.

Mid-Cap Opportunity Fund seeks long-term capital growth.

Special Situations Fund seeks long-term growth of capital.

Focused Equity Fund seeks capital appreciation.

Global Fund primarily seeks long-term capital growth and, secondarily, a reasonable level of current income.

International Fund primarily seeks long-term capital growth.

A. Security Valuation--Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter ("OTC") market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based upon quotes furnished by a market maker for such securities. Debt securities may be priced based upon estimates of value furnished by a pricing service approved by the Trust's Board of Trustees ("the Board"). In formulating such estimates of value, the pricing service considers security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining value. Short-term debt securities that mature in 60 days or less are valued at amortized cost. Foreign securities are priced based upon their market values as of the close of the foreign markets in which they principally trade. The Funds also rely on a pricing service in circumstances where the U.S. securities markets exceed a pre-determined threshold to value foreign securities held in the Funds' portfolios. The pricing service, its methodology or the threshold may change from time to time. The Funds also monitor for other significant events occurring after the close of foreign markets but prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any foreign securities that are held by the Funds. Examples of such events include natural disasters, political events and issuer-specific developments such as bankruptcies. If the Funds' Valuation Committee decides that such events warrant using fair value estimates for foreign securities, it will take such events into consideration in determining the fair values of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board. For valuation purposes, where applicable, quotations of foreign securities in foreign currency are translated to U.S. dollar equivalents using the foreign exchange quotation in effect. At September 30, 2006, the International Fund held four securities that were fair valued by its Valuation Committee with an aggregate value of $972,828 representing 4.8% of the Fund's net assets.

B. Federal Income Taxes--No provision has been made for federal income taxes on net income or capital gains since it is the policy of each Fund to continue to comply with the special provisions of the Internal Revenue Code applicable to investment companies and to make sufficient distributions of income and capital gains (in excess of any available capital loss carryovers) to relieve it from all, or substantially all, such taxes.

At September 30, 2006, capital loss carryovers were as follows:

                                   Year Capital Loss Carryovers Expire
                    -------------------------------------------------------------------
Fund                       Total         2009          2010          2011         2012
----                       -----         ----          ----          ----         ----
Total Return         $   191,963  $        --   $        --   $   191,963   $       --
Value                 35,462,447           --            --    35,462,447           --
Blue Chip             91,192,794           --    22,005,255    69,187,539           --
Focused Equity        21,406,905    8,392,235     1,712,582     9,856,986    1,445,102

C. Distributions to Shareholders--Dividends from net investment income, if any, of Total Return Fund, Value Fund, Blue Chip Fund and Growth & Income Fund are declared and paid quarterly. Dividends from net investment income, if any, of All-Cap Growth Fund, Mid-Cap Opportunity Fund, Special Situations Fund, Focused

FIRST INVESTORS EQUITY FUNDS
September 30, 2006

Equity Fund, Global Fund and International Fund are declared and paid annually. Distributions from net realized capital gains, if any, are normally declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for capital loss carryforwards, deferral of wash sales losses, post-October capital losses, net operating losses and foreign currency transactions.

D. Expense Allocation--Expenses directly charged or attributable to a Fund are paid from the assets of that Fund. General expenses of the Trust are allocated among and charged to the assets of each Fund on a fair and equitable basis, which may be based on the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund.

E. Repurchase Agreements--Securities pledged as collateral for repurchase agreements entered into by the All-Cap Growth Fund, Focused Equity Fund, and Global Fund are held by each Fund's custodian until maturity of the repurchase agreement. The agreements provide that the Funds will receive, as collateral, securities with a market value which will at all times be at least equal to 100% of the amount invested by the Funds.

F. Use of Estimates--The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

G. Foreign Currency Translations--The accounting records of Global Fund and International Fund are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated to U.S. dollars at the date of valuation. Purchases and sales of investment securities, dividend income and certain expenses are translated to U.S. dollars at the rates of exchange prevailing on the respective dates of such transactions.

Global Fund and International Fund do not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. These changes are included with the net realized and unrealized gains and losses from investments.

Net realized and unrealized gains and losses on foreign currency transactions include gains and losses from the sales of foreign currency and gains and losses on accrued foreign dividends and related withholding taxes.

H. Other--Security transactions are accounted for on the date the securities are purchased or sold. Cost is determined, and gains and losses are based, on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income and estimated expenses are accrued daily. Bond discounts and premiums are accreted or amortized using the interest method. For the year ended September 30, 2006, the Bank of New York, custodian of each Fund (other than Global Fund and International Fund), has provided credits in the amount of $103,041 against custodian charges based on the uninvested cash balances of these Funds. The Funds also reduced expenses through brokerage service arrangements. For the year ended September 30, 2006, the Funds expenses were reduced by $16,681 under these arrangements.

2. Security Transactions--For the year ended September 30, 2006, purchases and sales of securities and long-term U.S. Government obligations
(excluding U.S. Treasury bills, repurchase agreements, short-term securities and foreign currencies) were as follows:

                                                          Long-Term U.S.
                              Securities              Government Obligations
                     ---------------------------   ---------------------------
                          Cost of       Proceeds        Cost of       Proceeds
Fund                    Purchases     from Sales      Purchases     from Sales
----                 ------------   ------------   ------------   ------------
Total Return         $145,113,335   $170,078,173    $55,944,554    $13,429,577
Value                  75,098,711     45,283,573             --             --
Blue Chip              27,035,548     56,585,065             --             --
Growth & Income       260,504,609    247,245,308             --             --
All-Cap Growth        235,374,084    217,342,199             --             --
Mid-Cap Opportunity   263,681,175    270,895,933             --             --
Special Situations    118,880,258    122,996,704             --             --
Focused Equity         41,205,861     49,774,186             --             --
Global                271,172,186    274,633,635             --             --
International          18,684,694        794,314             --             --

FIRST INVESTORS EQUITY FUNDS
September 30, 2006

At September 30, 2006, aggregate cost and net unrealized appreciation of securities for federal income tax purposes were as follows:

                                          Gross         Gross            Net
                        Aggregate    Unrealized    Unrealized     Unrealized
Fund                         Cost  Appreciation  Depreciation   Appreciation
----                 ------------  ------------  ------------   ------------
Total Return         $311,788,761  $ 49,062,999   $10,513,173   $ 38,549,826
Value                 289,222,394    80,393,696     5,157,127     75,236,569
Blue Chip             355,927,253   137,010,088    10,731,690    126,278,398
Growth & Income       603,848,645   173,120,937    34,223,410    138,897,527
All-Cap Growth        195,929,796    27,525,067     6,151,445     21,373,622
Mid-Cap Opportunity   374,792,410   113,640,961     4,229,522    109,411,439
Special Situations    232,216,241    44,823,509     9,660,429     35,163,080
Focused Equity         45,963,041     7,091,237     1,037,533      6,053,704
Global*               235,859,843    43,673,396     5,359,019     38,314,377
International*         17,961,604       704,897        55,020        649,877

* Aggregate cost includes PFIC income of $2,091,078 for Global Fund and $75,871 for International Fund.

3. Advisory Fee and Other Transactions With Affiliates--Certain officers and trustees of the Trust are officers and directors of the Trust's investment adviser, First Investors Management Company, Inc. ("FIMCO"), its underwriter, First Investors Corporation ("FIC"), its transfer agent, Administrative Data Management Corp. ("ADM") and/or First Investors Federal Savings Bank, ("FIFSB"), custodian of the Funds' retirement accounts. Trustees of the Trust who are not "interested persons" of the Funds as defined in the 1940 Act are remunerated by the Funds. For the year ended September 30, 2006, total trustees fees accrued by the Funds amounted to $141,585.

The Investment Advisory Agreements provide as compensation to FIMCO, an annual fee, payable monthly, at the following rates:

Total Return, Blue Chip and Mid-Cap Opportunity Funds--Through January 27, 2006, the rate was 1% on the first $200 million of each Fund's average daily net assets, .75% on the next $300 million, and declined by .03% on each $250 million thereafter, down to .66% on average daily net assets over $1 billion. Effective January 28, 2006, the rate was changed to .75% on the first $300 million of each Fund's average daily net assets, .72% on the next $200 million, .69% on the next $250 million, .66% on the next $500 million, declining by .02% on each $500 million thereafter, down to .60% on average daily net assets over $2.25 billion. During the period October 1, 2005 to January 27, 2006, FIMCO has waived 25% of the 1% annual fee on the first $200 million of each Fund's average daily net assets.

Special Situations Fund--Through January 27, 2006, the rate was 1% on the first $200 million of the Fund's average daily net assets, .75% on the next $300 million, and declined by .03% on each $250 million thereafter, down to ..66% on average daily net assets over $1 billion. Effective January 28, 2006, the rate was changed to 1% on the first $200 million of the Fund's average daily net assets, .75% on the next $300 million, .72% on the next $250 million, .69% on the next $250 million, .66% on the next $500 million, and .64% on average daily net assets over $1.5 billion. During the period October 1, 2005 to September 30, 2006, FIMCO has waived 25% of the 1% annual fee on the first $200 million of the Fund's average daily net assets.

Value, Growth & Income, All-Cap Growth, and Focused Equity Funds--Through January 27, 2006, the rate was .75% on the first $300 million of each Fund's average daily net assets, .72% on the next $200 million, .69% on the next $250 million and .66% on average daily net assets over $750 million. Effective January 28, 2006, the rate was changed to .75% on the first $300 million of each Fund's average daily net assets, .72% on the next $200 million, .69% on the next $250 million, .66% on the next $500 million, declining by .02% on each $500 million thereafter, down to .60% on average daily net assets over $2.25 billion.

Global Fund--Through January 27, 2006, the rate was 1% on the first $250 million of the Fund's average daily net assets, and declined by .03% on each $250 million thereafter, down to .91% on average daily net assets over $750 million. Effective January 28, 2006, the rate was changed to .98% on the first $300 million of the Fund's average daily net assets, .95% on the next $300 million, .92% on the next $400 million, .90% on the next $500 million and .88% on average daily net assets over $1.5 billion.

International Fund--.98% on the first $300 million of the Fund's average daily net assets, .95% on the next $300 million, .92% on the next $400 million, .90% on the next $500 million and .88% on average daily net assets over $1.5 billion. During the period June 27, 2006 (commencement of operations) to September 30, 2006, FIMCO has voluntarily waived $30,954 in advisory fees and assumed $74,035 in other expenses to limit the Fund's overall expense ratio to 2.35% on Class A shares and 3.05% on Class B shares.

For the year ended September 30, 2006, total advisory fees accrued to FIMCO by the Funds were $24,776,982 of which $1,018,626 was waived.

For the year ended September 30, 2006, FIC, as underwriter, received $18,761,024 in commissions from the sale of shares of the Funds, after allowing $71,759 to other dealers. Shareholder servicing costs included $7,002,738 in transfer agent fees accrued to ADM and $1,871,519 in retirement accounts custodian fees accrued to FIFSB.

FIRST INVESTORS EQUITY FUNDS
September 30, 2006

Pursuant to Distribution Plans adopted under Rule 12b-1 of the 1940 Act, each Fund is authorized to pay FIC a fee up to .30% of the average daily net assets of the Class A shares and 1% of the average daily net assets of the Class B shares on an annualized basis each fiscal year, payable monthly. The fee consists of a distribution fee and a service fee. The service fee is paid for the ongoing servicing of clients who are shareholders of that Fund. For the year ended September 30, 2006, total distribution plan fees accrued to FIC by the Funds amounted to $11,557,615.

Wellington Management Company, LLP serves as investment subadviser to All-Cap Growth Fund, Focused Equity Fund and Global Fund. Paradigm Capital Management, Inc. serves as investment subadviser to Special Situations Fund. Effective June 27, 2006, Vontobel Asset Management, Inc. serves as investment adviser to International Fund. The subadvisers are paid by FIMCO and not by the Funds.

4. Forward Currency Contracts and Foreign Exchange Contracts--Forward currency contracts and foreign exchange contracts are obligations to purchase or sell a specific currency for an agreed-upon price at a future date. When a Fund purchases or sells foreign securities it customarily enters into a forward currency contract to minimize foreign exchange risk between the trade date and the settlement date of such transactions. The Fund could be exposed to risk if counter parties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. Forward currency contracts and foreign exchange contracts are "marked-to-market" daily at the applicable translation rate and the resulting unrealized gains or losses are reflected in the Fund's assets.

The Global Fund had the following forward currency contracts outstanding at September 30, 2006:

Contracts to Buy                                                Unrealized
Foreign Currency              In Exchange for  Settlement Date  Gain (Loss)
----------------------------  ---------------  ---------------  ----------
    87,481 British Pound          US$ 165,224      10/2/06       US$(1,815)
                              ===============                   ----------

Contracts to Sell                                               Unrealized
Foreign Currency              In Exchange for  Settlement Date  Gain (Loss)
----------------------------  ---------------  ---------------  ----------
    17,064 Canadian Dollar        US$  15,368      10/3/06       US$    73
   965,111 Hong Kong Dollar           123,912      10/3/06              56
                              ---------------                   ----------
                                    $ 139,280                          129
                              ===============                   ----------
Net Unrealized Loss on Forward Currency Contracts                  $(1,686)
                                                                ==========

The International Fund had the following foreign exchange contracts outstanding at September 30, 2006:

Contracts to Sell                                               Unrealized
Foreign Currency              In Exchange for  Settlement Date  Gain (Loss)
----------------------------  ---------------  ---------------  ----------
    823,000 British Pound       US $1,545,125     12/12/06       US$ 7,813
    749,000 Australian Dollar         563,892      2/28/07           4,949
    932,000 Euro                    1,200,901      2/28/07          20,287
 48,245,000 Japanese Yen              421,870      2/28/07          13,239
  1,817,000 Swiss Franc             1,490,447      2/28/07          41,425
  3,762,000 Mexican Peso              336,644       6/1/07          (5,394)
394,284,000 South Korean Won          415,145      6/11/07          (1,425)
  1,108,000 South African Rand        139,536       3/5/08          (3,098)
                              ---------------                   ----------
                                   $6,113,560
                              ===============
Net Unrealized Gain on Foreign Exchange Contracts                  $77,796
                                                                ==========

5. Restricted Securities--Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At September 30, 2006, Total Return Fund held one 144A security with an aggregate value of $699,552, representing .2% of the Fund's net assets.

6. Capital--The Trust is authorized to issue an unlimited number of shares of beneficial interest without par value. The Trust consists of the Funds listed on the cover page, each of which is a separate and distinct series of the Trust. Each Fund has designated two classes of shares, Class A shares and Class B shares (each, a "Class"). Each share of each Class has an equal beneficial interest in the assets, has identical voting, dividend, liquidation and other rights and is subject to the same terms and conditions except that expenses allocated to a Class may be borne solely by that Class as determined by the Trustees and a Class may have exclusive voting rights with respect to matters affecting only that Class. Class A and Class B shares have a public offering price that reflects different sales charges and expense levels. Class A shares are sold with an initial sales charge of up to 5.75% of the amount invested and together with the Class B shares are subject to distribution plan fees as described in Note 3. Class B shares are sold without an initial sales charge, but are generally subject to a contingent deferred sales charge which declines in steps from 4% to 0% over a six-year period. Class B shares automatically convert into Class A shares after eight years. Realized and unrealized gains or losses, investment income and expenses (other than distribution plan fees) are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

FIRST INVESTORS EQUITY FUNDS
September 30, 2006

7. Tax Components of Capital and Distributions to Shareholders--The tax character of distributions declared for the years ended September 30, 2006 and September 30, 2005 were as follows:

                             Year Ended September 30, 2006              Year Ended September 30, 2005
                   ---------------------------------------  -----------------------------------------
                               Distributions                             Distributions
                               Declared from                             Declared from
                   -------------------------                --------------------------
                                   Long-Term                                 Long-Term
                      Ordinary       Capital                    Ordinary       Capital
Fund                    Income          Gain         Total        Income          Gain          Total
----               -----------  ------------  ------------  ------------  ------------  -------------
Total Return        $5,047,525   $        --   $ 5,047,525    $5,117,165      $     --     $5,117,165
Value                3,608,092            --     3,608,092     2,756,032            --      2,756,032
Blue Chip            1,292,468            --     1,292,468     2,231,493            --      2,231,493
Growth & Income      2,247,490            --     2,247,490     4,314,883            --      4,314,883
Mid-Cap Opportunity         --    13,133,008    13,133,008            --            --             --
Focused Equity          56,977            --        56,977       117,338            --        117,338
Global                 511,516            --       511,516            --            --             --

As of September 30, 2006, the components of distributable earnings on a tax basis were as follows:

                                                                                                                   Total
                           Undistributed   Undistributed         Capital           Other                   Distributable
                                Ordinary         Capital           (Loss)    Accumulated      Unrealized          Income
Fund                              Income           Gains      Carryovers   Gains (Losses)   Appreciation        (Deficit)*
----                       -------------   -------------   -------------   -------------   -------------   -------------
Total Return                  $1,142,749     $        --    $   (191,963)     $       --    $ 38,549,825    $ 39,500,611
Value                          1,005,773              --     (35,462,447)             --      75,236,569      40,779,895
Blue Chip                        609,425              --     (91,192,794)             --     126,278,397      35,695,028
Growth & Income                  511,981       2,553,522              --              --     138,897,528     141,963,031
All-Cap Growth                        --      17,181,669              --              --      21,373,621      38,555,290
Mid-Cap Opportunity                   --      17,504,296              --              --     109,411,439     126,915,735
Special Situations             1,966,923       7,325,105              --              --      35,163,083      44,455,111
Focused Equity                        --              --     (21,406,905)             --       6,053,705     (15,353,200)
Global                         5,722,351      18,110,687              --         296,370      38,314,377      62,443,785
International                     79,454              --              --         (26,791)        645,230         697,893

* Differences between book distributable earnings and tax distributable earnings consists of post-October losses, wash sales and amortization of bond premiums and discounts.


For the year ended September 30, 2006, the following reclassifications were made to reflect permanent differences between book and tax reporting:

                                         Accumulated        Undistributed
                         Capital        Net Realized       Net Investment
Fund                     Paid In                Gain               Income
----               --------------     --------------     ----------------
Total Return          $        --        $  (633,394)          $  633,394
All-Cap Growth         (1,537,185)                --            1,537,185
Mid-Cap Opportunity    (1,951,907)                --            1,951,907
Special Situations             --         (1,388,380)           1,388,380
Focused Equity           (161,744)                --              161,744
Global                    (70,044)          (173,177)             243,221
International                  --            104,307             (104,307)

8. Fund Reorganizations--At the close of business on January 27, 2006, First Investors Global Fund, Inc., First Investors Series Fund (Blue Chip, Special Situations and Total Return Funds) and First Investors Series Fund II, Inc. (All-Cap Growth, Focused Equity, Growth & Income, Mid-Cap Opportunity and Value Funds) were reorganized into corresponding series of the Trust pursuant to an Agreement and Plan of Conversion and Termination (the "Reorganizations") that was approved by each Fund's shareholders. The Reorganizations were accomplished through tax-free exchanges of shares, which had no impact on net assets, operations, and number of shares outstanding.

9. New Accounting Pronouncements--In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. FIMCO believes that the adoption of FIN 48 will have no impact on the financial statements of the Funds.

In September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS

FIRST INVESTORS EQUITY FUNDS
September 30, 2006

No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of September 30, 2006, FIMCO does not believe the adoption of SFAS No. 157 will impact the financial statement amounts of the Funds, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

This page intentionally left blank.

Financial Highlights
FIRST INVESTORS EQUITY FUNDS

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each fiscal year ended
September 30, except as otherwise indicated.

-----------------------------------------------------------------------------------------------------
                                              P E R  S H A R E  D A T A
             ----------------------------------------------------------------------------------------
                                                                    Less Distributions
                                         Investment Operations                    from
                         -------------------------------------  ----------------------
              Net Asset               Net Realized
                 Value,         Net and Unrealized  Total from         Net         Net
              Beginning  Investment Gain (Loss) on  Investment  Investment    Realized          Total
                of Year      Income    Investments  Operations      Income        Gain  Distributions
-----------------------------------------------------------------------------------------------------
TOTAL RETURN FUND
-----------------
Class A
-------
2002             $12.28       $ .22         $(1.59)     $(1.37)      $ .32          --          $ .32
2003              10.59         .20           1.44        1.64         .21          --            .21
2004              12.02         .20            .96        1.16         .20          --            .20
2005              12.98         .23            .97        1.20         .25          --            .25
2006              13.93         .23            .64         .87         .23          --            .23

Class B
-------
2002              12.11         .15          (1.59)      (1.44)        .21          --            .21
2003              10.46         .09           1.44        1.53         .13          --            .13
2004              11.86         .12            .94        1.06         .12          --            .12
2005              12.80         .13            .95        1.08         .15          --            .15
2006              13.73         .13            .63         .76         .13          --            .13

-----------------------------------------------------------------------------------------------------
VALUE FUND++
------------
Class A
-------
2002             $ 5.93       $ .11         $(1.65)     $(1.54)      $ .13          --          $ .13
2003               4.26         .08            .73         .81         .08          --            .08
2004               4.99         .07            .96        1.03         .07          --            .07
2005               5.95         .08            .65         .73         .07          --            .07
2006               6.61         .09            .78         .87         .08          --            .08

Class B
-------
2002               5.84         .07          (1.63)      (1.56)        .08          --            .08
2003               4.20         .05            .71         .76         .04          --            .04
2004               4.92         .03            .95         .98         .03          --            .03
2005               5.87         .04            .63         .67         .03          --            .03
2006               6.51         .04            .76         .80         .03          --            .03

-----------------------------------------------------------------------------------------------------




-----------------------------------------------------------------------------------------------------------
                                            R A T I O S / S U P P L E M E N T A L  D A T A
------------------------   --------------------------------------------------------------------------------
                                                                           Ratio to Average Net
                                                   Ratio to Average Net  Assets Before Expenses
                                                               Assets**       Waived or Assumed
               Net Asset                           --------------------  ----------------------
                  Value,               Net Assets                    Net                     Net  Portfolio
                  End of     Total    End of Year             Investment              Investment   Turnover
                    Year   Return*  (in millions)   Expenses      Income    Expenses      Income       Rate
-----------------------------------------------------------------------------------------------------------
TOTAL RETURN FUND
-----------------
Class A
-------
2002              $10.59    (11.44)%       $129        1.47%       1.91%       1.72%       1.66%        185%
2003               12.02     15.58          177        1.52        1.72        1.77        1.47          80
2004               12.98      9.65          231        1.44        1.60        1.65        1.39          41
2005               13.93      9.25          281        1.40        1.69        1.57        1.52          52
2006               14.57      6.24          312        1.38        1.63        1.44        1.57          57

Class B
-------
2002               10.46    (12.09)          22        2.17        1.21        2.42         .96         185
2003               11.86     14.71           28        2.22        1.02        2.47         .77          80
2004               12.80      8.92           36        2.14         .90        2.35         .69          41
2005               13.73      8.49           38        2.10         .99        2.27         .82          52
2006               14.36      5.53           36        2.08         .93        2.14         .87          57

-----------------------------------------------------------------------------------------------------------
VALUE FUND++
------------
Class A
-------
2002              $ 4.26    (26.34)%       $ 99        1.51%       1.93%        N/A         N/A          40%
2003                4.99     19.04          126        1.67        1.69         N/A         N/A         198
2004                5.95     20.57          185        1.48        1.21         N/A         N/A          11
2005                6.61     12.31          267        1.43        1.31         N/A         N/A          17
2006                7.40     13.22          337        1.40        1.29         N/A         N/A          15

Class B
-------
2002                4.20    (26.94)          17        2.21        1.23         N/A         N/A          40
2003                4.92     18.26           19        2.37         .99         N/A         N/A         198
2004                5.87     19.91           23        2.18         .51         N/A         N/A          11
2005                6.51     11.43           27        2.13         .61         N/A         N/A          17
2006                7.28     12.34           28        2.10         .59         N/A         N/A          15

-----------------------------------------------------------------------------------------------------------

Financial Highlights (continued)
FIRST INVESTORS EQUITY FUNDS

-----------------------------------------------------------------------------------------------------
                                              P E R  S H A R E  D A T A
             ----------------------------------------------------------------------------------------
                                                                    Less Distributions
                                         Investment Operations                    from
                         -------------------------------------  ----------------------
              Net Asset         Net   Net Realized
                 Value,  Investment and Unrealized  Total from         Net         Net
              Beginning      Income Gain (Loss) on  Investment  Investment    Realized          Total
                of Year      (Loss)    Investments  Operations      Income        Gain  Distributions
-----------------------------------------------------------------------------------------------------
BLUE CHIP FUND
--------------
Class A
-------
2002             $19.14       $(.03)        $(4.55)     $(4.58)       $ --          --          $  --
2003              14.56          --           2.58        2.58          --          --             --
2004              17.14         .01           1.54        1.55          --          --             --
2005              18.69         .10           1.91        2.01         .10          --            .10
2006              20.60         .10           1.82        1.92         .07          --            .07

Class B
-------
2002              18.42        (.16)         (4.35)      (4.51)         --          --             --
2003              13.91        (.11)          2.46        2.35          --          --             --
2004              16.26        (.13)          1.48        1.35          --          --             --
2005              17.61         .09           1.67        1.76         .07          --            .07
2006              19.30        (.08)          1.72        1.64          --          --             --

-----------------------------------------------------------------------------------------------------
GROWTH & INCOME FUND
--------------------
Class A
-------
2002             $11.16       $ .03         $(2.31)     $(2.28)       $.05          --          $ .05
2003               8.83         .04           1.85        1.89         .04          --            .04
2004              10.68         .06           1.43        1.49         .03          --            .03
2005              12.14         .09           1.54        1.63         .10          --            .10
2006              13.67         .05           1.05        1.10         .05          --            .05

Class B
-------
2002              10.79        (.04)         (2.24)      (2.28)         --          --             --
2003               8.51        (.03)          1.78        1.75          --          --             --
2004              10.26        (.03)          1.39        1.36          --          --             --
2005              11.62        (.04)          1.51        1.47         .03          --            .03
2006              13.06        (.12)          1.07         .95          --          --             --

-----------------------------------------------------------------------------------------------------




-----------------------------------------------------------------------------------------------------------
                                            R A T I O S / S U P P L E M E N T A L  D A T A
------------------------   --------------------------------------------------------------------------------
                                                                           Ratio to Average Net
                                                   Ratio to Average Net  Assets Before Expenses
                                                               Assets**       Waived or Assumed
                                                   --------------------  ----------------------
               Net Asset                                           Net                      Net
                  Value,               Net Assets           Investment               Investment   Portfolio
                  End of     Total    End of Year               Income                   Income    Turnover
                    Year   Return*  (in millions)  Expenses      (Loss)    Expenses       (Loss)       Rate
-----------------------------------------------------------------------------------------------------------
BLUE CHIP FUND
--------------
Class A
-------
2002              $14.56    (23.93)%        $333       1.48%       (.17)%      1.58%       (.27)%       144%
2003               17.14     17.72           383       1.56          --        1.68        (.12)        111
2004               18.69      9.04           414       1.47         .03        1.58        (.08)         94
2005               20.60     10.76           421       1.45         .54        1.56         .43          55
2006               22.45      9.31           438       1.46         .47        1.50         .43           6

Class B
-------
2002               13.91    (24.48)           57       2.18        (.87)       2.28        (.97)        144
2003               16.26     16.90            62       2.26        (.70)       2.38        (.82)        111
2004               17.61      8.30            61       2.17        (.67)       2.28        (.78)         94
2005               19.30      9.98            52       2.15        (.16)       2.26        (.27)         55
2006               20.94      8.50            44       2.16        (.23)       2.20        (.27)          6

-----------------------------------------------------------------------------------------------------------
GROWTH & INCOME FUND
--------------------
Class A
-------
2002              $ 8.83    (20.53)%        $318       1.46%        .33%        N/A         N/A         169%
2003               10.68     21.49           400       1.52         .44         N/A         N/A          70
2004               12.14     13.95           499       1.42         .53         N/A         N/A          32
2005               13.67     13.43           597       1.38         .72         N/A         N/A          42
2006               14.72      8.06           671       1.37         .35         N/A         N/A          34

Class B
-------
2002                8.51    (21.13)           65       2.16        (.37)        N/A         N/A         169
2003               10.26     20.56            76       2.22        (.26)        N/A         N/A          70
2004               11.62     13.26            83       2.12        (.17)        N/A         N/A          32
2005               13.06     12.65            82       2.08         .02         N/A         N/A          42
2006               14.01      7.28            72       2.07        (.35)        N/A         N/A          34

-----------------------------------------------------------------------------------------------------------

Financial Highlights (continued)
FIRST INVESTORS EQUITY FUNDS

-----------------------------------------------------------------------------------------------------
                                              P E R  S H A R E  D A T A
             ----------------------------------------------------------------------------------------
                                                                    Less Distributions
                                         Investment Operations                    from
                         -------------------------------------  ----------------------
              Net Asset         Net   Net Realized
                 Value,  Investment and Unrealized  Total from         Net         Net
              Beginning      Income Gain (Loss) on  Investment  Investment    Realized          Total
                of Year      (Loss)    Investments  Operations      Income        Gain  Distributions
-----------------------------------------------------------------------------------------------------
ALL-CAP GROWTH FUND
-------------------
Class A
-------
2002             $ 6.53       $(.06)        $(1.14)     $(1.20)         --          --             --
2003               5.33        (.06)          1.48        1.42          --          --             --
2004               6.75        (.07)          1.12        1.05          --          --             --
2005               7.80        (.05)          1.07        1.02          --          --             --
2006               8.82        (.06)           .50         .44          --          --             --

Class B
-------
2002               6.49        (.10)         (1.13)      (1.23)         --          --             --
2003               5.26        (.09)          1.44        1.35          --          --             --
2004               6.61        (.12)          1.10         .98          --          --             --
2005               7.59        (.11)          1.04         .93          --          --             --
2006               8.52        (.12)           .49         .37          --          --             --

-----------------------------------------------------------------------------------------------------
MID-CAP OPPORTUNITY FUND
------------------------
Class A
-------
2002             $17.64       $(.13)        $(1.73)     $(1.86)         --       $  --          $  --
2003              15.78        (.12)          3.52        3.40          --          --             --
2004              19.18        (.09)          3.62        3.53          --          --             --
2005              22.71        (.09)          5.62        5.53          --          --             --
2006              28.24        (.09)           .77         .68          --         .78            .78

Class B
-------
2002              16.74        (.24)         (1.63)      (1.87)         --          --             --
2003              14.87        (.23)          3.31        3.08          --          --             --
2004              17.95        (.23)          3.38        3.15          --          --             --
2005              21.10        (.26)          5.22        4.96          --          --             --
2006              26.06        (.29)           .73         .44          --         .78            .78

-----------------------------------------------------------------------------------------------------




-----------------------------------------------------------------------------------------------------------
                                            R A T I O S / S U P P L E M E N T A L  D A T A
------------------------   --------------------------------------------------------------------------------
                                                                           Ratio to Average Net
                                                   Ratio to Average Net  Assets Before Expenses
                                                               Assets**       Waived or Assumed
                                                   --------------------  ----------------------
               Net Asset                                           Net                      Net
                  Value,               Net Assets           Investment               Investment   Portfolio
                  End of     Total    End of Year               Income                   Income    Turnover
                    Year   Return*  (in millions)  Expenses      (Loss)    Expenses       (Loss)       Rate
-----------------------------------------------------------------------------------------------------------
ALL-CAP GROWTH FUND
-------------------
Class A
-------
2002              $ 5.33    (18.38)%        $ 44       1.75%      (1.03)%      1.98%      (1.26)%       138%
2003                6.75     26.64            77       1.94       (1.15)       1.96       (1.17)        126
2004                7.80     15.56           130       1.68       (1.12)        N/A         N/A          75
2005                8.82     13.08           169       1.58        (.66)        N/A         N/A          91
2006                9.26      4.99           195       1.53        (.65)        N/A         N/A         107

Class B
-------
2002                5.26    (18.95)            9       2.45       (1.73)       2.68       (1.96)        138
2003                6.61     25.67            14       2.64       (1.85)       2.66       (1.87)        126
2004                7.59     14.83            20       2.38       (1.82)        N/A         N/A          75
2005                8.52     12.25            23       2.28       (1.36)        N/A         N/A          91
2006                8.89      4.34            23       2.23       (1.35)        N/A         N/A         107

-----------------------------------------------------------------------------------------------------------
MID-CAP OPPORTUNITY FUND
------------------------
Class A
-------
2002              $15.78    (10.55)%        $131       1.70%       (.82)%      1.95%      (1.07)%       112%
2003               19.18     21.55           192       1.73        (.80)       1.97       (1.04)         37
2004               22.71     18.41           277       1.56        (.46)       1.73        (.63)         40
2005               28.24     24.35           410       1.48        (.39)       1.61        (.52)         43
2006               28.14      2.58           435       1.44        (.33)       1.47        (.36)         55

Class B
-------
2002               14.87    (11.17)           25       2.40       (1.52)       2.65       (1.77)        112
2003               17.95     20.71            35       2.43       (1.50)       2.67       (1.74)         37
2004               21.10     17.55            46       2.26       (1.16)       2.43       (1.33)         40
2005               26.06     23.51            57       2.18       (1.09)       2.31       (1.22)         43
2006               25.72      1.85            51       2.14       (1.03)       2.17       (1.06)         55

-----------------------------------------------------------------------------------------------------------

Financial Highlights (continued)
FIRST INVESTORS EQUITY FUNDS

-----------------------------------------------------------------------------------------------------
                                              P E R  S H A R E  D A T A
             ----------------------------------------------------------------------------------------
                                                                    Less Distributions
                                         Investment Operations                    from
                         -------------------------------------  ----------------------
              Net Asset         Net   Net Realized
                 Value,  Investment and Unrealized  Total from         Net         Net
              Beginning      Income Gain (Loss) on  Investment  Investment    Realized          Total
                of Year      (Loss)    Investments  Operations      Income        Gain  Distributions
-----------------------------------------------------------------------------------------------------
SPECIAL SITUATIONS FUND
--------------------------
Class A
-------
2002             $15.16       $(.19)       $ (2.31)    $ (2.50)         --          --             --
2003              12.66        (.17)          3.14        2.97          --          --             --
2004              15.63        (.18)          1.39        1.21          --          --             --
2005              16.84        (.12)          3.72        3.60          --          --             --
2006              20.44         .11           2.07        2.18          --          --             --

Class B
-------
2002              14.28        (.29)         (2.15)      (2.44)         --          --             --
2003              11.84        (.25)          2.93        2.68          --          --             --
2004              14.52        (.30)          1.32        1.02          --          --             --
2005              15.54        (.26)          3.44        3.18          --          --             --
2006              18.72        (.26)          2.11        1.85          --          --             --

-----------------------------------------------------------------------------------------------------
FOCUSED EQUITY FUND
-------------------
Class A
-------
2002             $ 7.72       $(.07)        $(1.92)     $(1.99)       $ --          --           $ --
2003               5.73        (.02)          1.52        1.50          --          --             --
2004               7.23        (.02)           .62         .60          --          --             --
2005               7.83         .03            .86         .89         .02          --            .02
2006               8.70        (.02)           .43         .41         .01          --            .01

Class B
-------
2002               7.58        (.13)         (1.86)      (1.99)         --          --             --
2003               5.59        (.07)          1.48        1.41          --          --             --
2004               7.00        (.08)           .61         .53          --          --             --
2005               7.53        (.02)           .82         .80          --          --             --
2006               8.33        (.09)           .42         .33          --          --             --

-----------------------------------------------------------------------------------------------------




-----------------------------------------------------------------------------------------------------------
                                            R A T I O S / S U P P L E M E N T A L  D A T A
------------------------   --------------------------------------------------------------------------------
                                                                           Ratio to Average Net
                                                   Ratio to Average Net  Assets Before Expenses
                                                               Assets**       Waived or Assumed
                                                   --------------------  ----------------------
               Net Asset                                           Net                      Net
                  Value,               Net Assets           Investment               Investment   Portfolio
                  End of     Total    End of Year               Income                   Income    Turnover
                    Year   Return*  (in millions)  Expenses      (Loss)    Expenses       (Loss)       Rate
-----------------------------------------------------------------------------------------------------------
SPECIAL SITUATIONS FUND
--------------------------
Class A
-------
2002              $12.66    (16.49)%        $138       1.69%      (1.24)%      1.93%      (1.48)%       153%
2003               15.63     23.46           169       1.80       (1.26)       2.05       (1.51)        111
2004               16.84      7.74           190       1.63       (1.08)       1.86       (1.31)        119
2005               20.44     21.38           224       1.60        (.64)       1.82        (.86)        112
2006               22.62     10.67           249       1.53        (.49)       1.73        (.69)         48

Class B
-------
2002               11.84    (17.09)           18       2.39       (1.94)       2.63       (2.18)        153
2003               14.52     22.63            20       2.50       (1.96)       2.75       (2.21)        111
2004               15.54      7.03            21       2.33       (1.78)       2.56       (2.01)        119
2005               18.72     20.46            21       2.30       (1.34)       2.52       (1.56)        112
2006               20.57      9.88            18       2.23       (1.19)       2.43       (1.39)         48

-----------------------------------------------------------------------------------------------------------
FOCUSED EQUITY FUND
-------------------
Class A
-------
2002              $ 5.73    (25.78)%        $ 38       1.83%       (.90)%       N/A         N/A         150%
2003                7.23     26.18            48       1.99        (.35)        N/A         N/A          49
2004                7.83      8.30            49       1.85        (.30)        N/A         N/A          39
2005                8.70     11.35            48       1.79         .41         N/A         N/A          60
2006                9.10      4.72            45       1.80        (.18)        N/A         N/A          76

Class B
-------
2002                5.59    (26.25)            9       2.53       (1.60)        N/A         N/A         150
2003                7.00     25.22            11       2.69       (1.05)        N/A         N/A          49
2004                7.53      7.57            11       2.55       (1.00)        N/A         N/A          39
2005                8.33     10.68             9       2.49        (.29)        N/A         N/A          60
2006                8.66      3.96             8       2.50        (.88)        N/A         N/A          76

-----------------------------------------------------------------------------------------------------------

Financial Highlights (continued)
FIRST INVESTORS EQUITY FUNDS

-----------------------------------------------------------------------------------------------------
                                              P E R  S H A R E  D A T A
             ----------------------------------------------------------------------------------------
                                                                    Less Distributions
                                         Investment Operations                    from
                         -------------------------------------  ----------------------
              Net Asset         Net   Net Realized
                 Value,  Investment and Unrealized  Total from         Net         Net
              Beginning      Income Gain (Loss) on  Investment  Investment    Realized          Total
                of Year      (Loss)    Investments  Operations      Income        Gain  Distributions
-----------------------------------------------------------------------------------------------------
GLOBAL FUND
-----------
Class A
-------
2002             $ 5.21       $(.01)        $ (.96)     $ (.97)      $  --          --          $  --
2003               4.24        (.01)           .93         .92          --          --             --
2004               5.16        (.01)           .78         .77          --          --             --
2005               5.93          --           1.13        1.13          --          --             --
2006               7.06         .01            .71         .72         .02          --            .02

Class B
-------
2002               4.95          --           (.95)       (.95)         --          --             --
2003               4.00        (.04)           .88         .84          --          --             --
2004               4.84        (.05)           .73         .68          --          --             --
2005               5.52        (.04)          1.04        1.00          --          --             --
2006               6.52        (.05)           .67         .62          --          --             --

-----------------------------------------------------------------------------------------------------

INTERNATIONAL FUND
------------------
Class A
-------
2006 (a)          $10.00       $ --         $  .71      $  .71          --          --             --

Class B
-------
2006 (a)           10.00       (.01)           .71         .70          --          --             --

-----------------------------------------------------------------------------------------------------

  * Calculated without sales charges.

 ** Net of expenses waived or assumed by the investment adviser (Note 3).

  + Annualized

 ++ Prior to December 31, 2002, known as Utilities Income Fund.

(a) For the period June 27, 2006 (commencement of operations) to
    September 30, 2006.

See notes to financial statements




-----------------------------------------------------------------------------------------------------------
                                            R A T I O S / S U P P L E M E N T A L  D A T A
------------------------   --------------------------------------------------------------------------------
                                                                           Ratio to Average Net
                                                   Ratio to Average Net  Assets Before Expenses
                                                               Assets**       Waived or Assumed
                                                   --------------------  ----------------------
               Net Asset                                           Net                      Net
                  Value,               Net Assets           Investment               Investment   Portfolio
                  End of     Total    End of Year               Income                   Income    Turnover
                    Year   Return*  (in millions)  Expenses      (Loss)    Expenses       (Loss)       Rate
-----------------------------------------------------------------------------------------------------------
GLOBAL FUND
-----------
Class A
-------
2002              $ 4.24    (18.62)%        $173       1.87%       (.35)%       N/A         N/A         125%
2003                5.16     21.70           192       1.98        (.19)        N/A         N/A         112
2004                5.93     14.92           209       1.86        (.13)        N/A         N/A         105
2005                7.06     19.06           239       1.78         .05         N/A         N/A         104
2006                7.76     10.15           260       1.77         .14         N/A         N/A         105

Class B
-------
2002                4.00    (19.19)           14       2.57       (1.05)        N/A         N/A         125
2003                4.84     21.00            15       2.68        (.89)        N/A         N/A         112
2004                5.52     14.05            15       2.56        (.83)        N/A         N/A         105
2005                6.52     18.12            14       2.48        (.65)        N/A         N/A         104
2006                7.14      9.51            14       2.47        (.56)        N/A         N/A         105

-----------------------------------------------------------------------------------------------------------

INTERNATIONAL FUND
------------------
Class A
-------
2006 (a)          $10.71     7.10%          $ 19       2.35%+      .15%+       5.65%+     (3.15)%+        9

Class B
-------
2006 (a)           10.70     7.00              1       3.05+      (.55)+       6.35+      (3.85)+         9

-----------------------------------------------------------------------------------------------------------


Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of First Investors Equity Funds

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments of the Total Return Fund, Value Fund, Blue Chip Fund, Growth & Income Fund, All-Cap Growth Fund, Mid-Cap Opportunity Fund, Special Situations Fund, Focused Equity Fund, Global Fund and International Fund (each a series of First Investors Equity Funds), as of September 30, 2006, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended for all funds except the International Fund whose statement of operations, changes in net assets and financial highlights were for the period June 27, 2006 (commencement of operations) to September 30, 2006. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2006, by correspondence with the custodian and brokers. Where brokers have not replied to our confirmation requests, we have carried out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Total Return Fund, Value Fund, Blue Chip Fund, Growth & Income Fund, All-Cap Growth Fund, Mid-Cap Opportunity Fund, Special Situations Fund, Focused Equity Fund, Global Fund and International Fund as of September 30, 2006, and the results of their operations for the year then ended, changes in their net assets, and their financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

                                                  Tait, Weller & Baker LLP

Philadelphia, Pennsylvania
November 3, 2006

FIRST INVESTORS EQUITY FUNDS
Trustees and Officers*

                                        Position(s)
                                        Held with          Principal            Number of          Other
                                        Funds and          Occupation(s)        Portfolios in      Trusteeships
Name, Year of Birth                     Length of          During Past          Fund Complex       Directorships
and Address                             Service            5 Years              Overseen           Held
-----------                             -------            -------              --------           ----

DISINTERESTED TRUSTEES

Charles R. Barton, III   1965           Trustee            President of         50                 None
c/o First Investors                     since 1/1/2006     Noe Pierson
Management Company, Inc.                                   Corporation; Board
95 Wall Street                                             Member of the
New York, NY 10005                                         Barton Group, LLC

Stefan L. Geiringer   1934              Trustee            Founder/Partner      50                 None
c/o First Investors                     since 1/1/2006     of Real Time
Management Company, Inc.                                   Energy Solutions,
95 Wall Street                                             Inc. since 2005;
New York, NY 10005                                         Founder/Owner of
                                                           SLG, Inc. since
                                                           2005; Senior Vice
                                                           President of Pepco
                                                           Energy Services
                                                           from 2003-2005;
                                                           Founder/Owner and
                                                           President of North
                                                           Atlantic Utilities,
                                                           Inc. from 1987-2003

Robert M. Grohol  1932                  Trustee            None/Retired         50                 None
c/o First Investors                     since 8/18/05;
Management Company, Inc.                Director/Trustee
95 Wall Street                          of predecessor
New York, NY 10005                      funds since
                                        6/30/00

Arthur M. Scutro, Jr.   1941            Trustee            Retired; formerly    50                 None
c/o First Investors                     since 1/1/2006     Senior Vice
Management Company, Inc.                                   President of
95 Wall Street                                             UBS PaineWebber
New York, NY 10005                                         from 1985-2001

James M. Srygley  1932                  Trustee            Retired;             50                 None
c/o First Investors                     since 8/18/05;     Owner
Management Company, Inc.                Director/Trustee   Hampton
95 Wall Street                          of predecessor     Properties
New York, NY 10005                      funds since
                                        1/19/95

Robert F. Wentworth  1929               Trustee            None/Retired         50                 None
c/o First Investors                     since 8/18/05;
Management Company, Inc.                Director/Trustee
95 Wall Street                          of predecessor
New York, NY 10005                      funds since
                                        10/15/92




                                        Position(s)
                                        Held with          Principal            Number of          Other
                                        Funds and          Occupation(s)        Portfolios in      Trusteeships
Name, Year of Birth                     Length of          During Past          Fund Complex       Directorships
and Address                             Service            5 Years              Overseen           Held
-----------                             -------            -------              --------           ----

INTERESTED TRUSTEES**

Kathryn S. Head  1955                   Trustee            Chairman, Officer    50                 None
c/o First Investors                     and President      and Director of
Management Company, Inc.                since 8/18/05;     First Investors
Raritan Plaza I                         Director/Trustee   Corporation;
Edison, NJ 08837                        of predecessor     First Investors
                                        funds since        Consolidated
                                        3/17/94;           Corporation;
                                        President of       First Investors
                                        predecessor        Management
                                        funds since        Company, Inc.;
                                        2001               Administrative Data
                                                           Management Corp.;
                                                           First Investors
                                                           Federal Savings
                                                           Bank; School
                                                           Financial
                                                           Management
                                                           Services, Inc.;
                                                           and other affiliated
                                                           companies***

John T. Sullivan  1932                  Trustee            Director of          50                 None
c/o First Investors                     since 8/18/05;     First Investors
Management Company, Inc.                Director/Trustee   Corporation,
95 Wall Street                          of predecessor     First Investors
New York, NY 10005                      funds since        Consolidated
                                        9/20/79            Corporation,
                                                           First Investors
                                                           Management
                                                           Company, Inc.,
                                                           Administrative Data
                                                           Management Corp.,
                                                           and other affiliated
                                                           companies***
                                                           Formerly
                                                           Of Counsel
                                                           Hawkins,
                                                           Delafield &
                                                           Wood.




FIRST INVESTORS EQUITY FUNDS
Trustees and Officers* (continued)

  * Each Trustee serves for an indefinite term with the Funds, until his/her successor is elected.

 ** Ms. Head is an interested trustee because (a) she indirectly owns more than 5% of the voting stock of the adviser and principal underwriter of the Funds, (b) she is an officer, director and employee of the adviser and principal underwriter of the Funds, and (c) she is an officer of the Funds. Mr. Sullivan is an interested trustee because he is a director and he indirectly owns securities issued by the adviser and principal underwriter of the Funds.

*** Other affiliated companies consist of: First Investors Realty
    Company, Inc., First Investors Life Insurance Company, First Investors
    Leverage Corporation, Route 33 Realty Corporation, First Investors
    Credit Funding Corporation, N.A.K. Realty Corporation, Real Property
    Development Corporation, First Investors Credit Corporation and First
    Investors Resources, Inc.




                                        Position(s)
                                        Held with          Principal            Number of          Other
                                        Funds and          Occupation(s)        Portfolios in      Trusteeships
Name, Year of Birth                     Length of          During Past          Fund Complex       Directorships
and Address                             Service            5 Years              Overseen           Held
-----------                             -------            -------              --------           ----

OFFICER(S) WHO ARE NOT TRUSTEES

Joseph I. Benedek  1957                 Treasurer          Treasurer            50                 None
c/o First Investors                     since 8/18/05;     and Principal
Management Company, Inc.                Treasurer of       Accounting
Raritan Plaza I                         predecessor fund   Officer
Edison, NJ 08837                        since 1988

Larry R. Lavoie  1947                   Chief Compliance   General Counsel      50                 None
c/o First Investors                     Officer since      of First Investors
Management Company, Inc.                8/18/05;           Corporation
95 Wall Street                          Chief Compliance   and its affiliates;
New York, NY 10005                      Officer of         Director of
                                        predecessor funds  First Investors
                                        since 2004         Corporation
                                                           and various
                                                           affiliates


FIRST INVESTORS EQUITY FUNDS

Shareholder Information
-----------------------
Investment Adviser                           Custodian
First Investors Management Company, Inc.     The Bank of New York
95 Wall Street                               One Wall Street
New York, NY 10005                           New York, NY 10286

Subadviser (All-Cap Growth,                  Custodian
Focused Equity and Global Funds only)        (Global and International Funds only)
Wellington Management Company, LLP           Brown Brothers Harriman & Co.
75 State Street                              40 Water Street
Boston, MA 02109                             Boston, MA 02109

Subadviser (Special Situations Fund only)    Transfer Agent
Paradigm Capital Management, Inc.            Administrative Data Management Corp.
Nine Elk Street                              Raritan Plaza I - 8th Floor
Albany, NY 12207                             Edison, NJ 08837-3620

Subadviser (International Fund only)         Independent Registered
Vontobel Asset Management, Inc.              Public Accounting Firm
450 Park Avenue                              Tait, Weller & Baker LLP
New York, NY 10022                           1818 Market Street
                                             Philadelphia, PA 19103
Underwriter
First Investors Corporation                  Legal Counsel
95 Wall Street                               Kirkpatrick & Lockhart
New York, NY 10005                           Nicholson Graham LLP
                                             1601 K Street, N.W.
                                             Washington, DC 20006

It is the Funds' practice to mail only one copy of their annual and semi-annual reports to all family members who reside in the same household. Additional copies of the reports will be mailed if requested by any shareholder in writing or by calling 800-423-4026. The Funds will ensure that separate reports are sent to any shareholder who subsequently changes his or her mailing address.

This report is authorized for distribution only to existing shareholders, and, if given to prospective shareholders, must be accompanied or preceded by the Trust's prospectus.

The Statement of Additional Information includes additional information about the Trust's trustees and is available without charge, upon request in writing or by calling 800-423-4026.

A description of the policies and procedures that the Funds use to vote proxies relating to a portfolio's securities is available, without charge, upon request by calling toll free 800-423-4026 or can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission's ("SEC") internet website at http://www.sec.gov. In addition, information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available, without charge, upon request in writing or by calling 800-423-4026 and on the SEC's internet website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC on Form N-Q for the first and third quarters of each fiscal year. The Funds' Form N-Q is available on the SEC's website at http://www.sec.gov; and may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The schedule of portfolio holdings is also available, without charge, upon request in writing or by calling 800-423-4026.

NOTES

NOTES

Item 2.  Code of Ethics

As of September 30, 2006, the Registrant has adopted a code of ethics that applies to the Registrant's President/Principal Executive Officer and Treasurer/Principal Financial Officer. For the year ended September 30, 2006, there were no amendments to any provision of its code of ethics, nor were there any waivers granted from a provision of the code of ethics. A copy of the Registrant's code of ethics is filed under Item 12(a)(1).


Item 3.  Audit Committee Financial Expert


The Registrant's Board has determined that it has at least one "audit committee financial expert" serving on its audit committee. Robert F. Wentworth is the "audit committee financial expert" and is considered to be "independent" as defined in Item 3 of Form N-CSR.


Item 4.  Principal Accountant Fees and Services

					  	Fiscal Year Ended
						September 30,
						-----------------
						   2006      2005
						   ----	     ----
(a) Audit Fees
     First Investors Equity Funds	       $228,700  $206,500


(b) Audit-Related Fees
     First Investors Equity Funds 	       $      0	 $      0


(c) Tax Fees
     First Investors Equity Funds 	       $ 37,000  $ 32,400

    Nature of fees:  tax returns preparation and tax compliance

(d) All Other Fees
     First Investors Equity Funds 	       $      0  $      0


(e)(1) Audit committee's pre-approval policies

The Charter of the Audit Committee requires the Audit Committee:

	(a)	to pre-approve, and to recommend to the full Board, the
selection, retention or termination of the independent auditors to provide audit, review or attest services to the Funds and, in connection therewith, evaluate the independence of the auditors and to obtain the auditors' specific representations as to their independence;

	(b)	to pre-approve all non-audit services to be provided to
the Funds by the independent auditor;

	(c)	to pre-approve all non-audit services to be provided by
the Funds' independent auditor to the Funds' investment adviser or to any entity that controls, is controlled by or is under common control with the Funds investment adviser ("adviser affiliate") and that provides ongoing services to the Funds, if the engagement relates directly to the operations and financial reporting of the Funds;

	(d)	to establish, if deemed necessary or appropriate as an
alternative to Audit Committee pre-approval of services to be provided by the independent auditor as required by paragraphs (b) and (c) above, policies and procedures to permit such services to be pre-approved by other means, such as by action of a designated member and members of the Audit Committee, subject to subsequent Committee review and oversight;

	(e)	to consider whether the non-audit services provided by the
Funds' independent auditors to the Funds' investment adviser or any adviser affiliate that provides ongoing services to the Funds, which services were not pre-approved by the Audit Committee, are compatible with maintaining the auditors' independence;

	(f)	to review and approve the fees proposed to be charged to the
Funds by the auditors for each audit and non-audit service;


(e)(2) None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Registrant and Related Entities disclosed above were approved by the audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit review or attest services, if certain conditions are satisfied).

(f) Not Applicable

(g) Aggregate non-audit fees billed by the Registrant's accountant for services rendered to the Registrant and the Registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the two fiscal years ended September 30, 2006 and 2005 were $71,000 and $68,000 respectively.

(h) Not Applicable


Item 5.  Audit Committee of Listed Registrants

	 	 Not applicable

Item 6.  Schedule of Investments

		 Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.  Disclosure of Proxy Voting Policies & Procedures for
         Closed-End Management Investment Companies

		 Not applicable

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

		 Not applicable

Item 9.  Purchases of Equity Securities by Closed-End Management
	 Investment Companies and Affiliated Purchasers

 		 Not applicable

Item 10.  Submission of Matters to a Vote of Security Holders

There were no material changes to the procedure by which shareholders may recommend nominees to the Registrant's Board of Directors/Trustees.


Item 11. Controls and Procedures

(a)	The Registrant's Principal Executive Officer and Principal
Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Code of Ethics - Filed herewith


(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act
	of 2002 - Filed herewith

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act
	of 2002 - Filed herewith

SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Equity Funds
(Registrant)

By    /S/ KATHRYN S. HEAD
	  Kathryn S. Head
	  President and Principal Executive Officer

Date:  December 6, 2006


	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

First Investors Equity Funds
(Registrant)

By    /S/ JOSEPH I. BENEDEK
	  Joseph I. Benedek
	  Treasurer and Principal Financial Officer

Date:  December 6, 2006